UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.0%
Raytheon Company	1	$58

Airlines – 0.5%
Cathay Pacific Airways Limited, H Shares (A)	57,248	133,174

Apparel Retail – 0.8%
PRADA S.p.A. (A)(B)(C)	37,835	228,273

Apparel, Accessories & Luxury Goods – 5.0%
Compagnie Financiere Richemont S.A. (A)	12,894	844,963
LVMH Moet Hennessy – Louis Vuitton (A)	3,228	580,030

		1,424,993

Asset Management & Custody Banks – 2.3%
Apollo Global Management, LLC	11,845	203,736
Blackstone Group L.P. (The)	18,333	303,586
KKR & Co. L.P.	8,099	132,181

		639,503

Automobile Manufacturers – 3.8%
Bayerische Motoren Werke AG (A)	4,862	485,477
Hyundai Motor Company (A)	2,606	581,055

		1,066,532

Brewers – 0.2%
Anheuser-Busch Inbev S.A., ADR	897	52,029

Broadcasting – 1.7%
CBS Corporation, Class B	16,768	477,709

Casinos & Gaming – 10.9%
Sands China Ltd. (A)(B)	59,784	162,047
Sands China Ltd. (A)(B)(C)	255,021	691,247
Wynn Macau, Limited (A)	136,226	446,109
Wynn Macau, Limited (A)(C)	14,907	48,816
Wynn Resorts, Limited (D)	12,058	1,730,841

		3,079,060

Commodity Chemicals – 0.3%
PTT Chemical Public Company Limited (A)(C)	15,861	76,228

Communications Equipment – 1.2%
Juniper Networks, Inc. (B)	10,532	331,767

Computer Hardware – 3.4%
Apple Inc. (B)	2,897	972,268

Computer Storage & Peripherals – 1.8%
NetApp, Inc. (B)	9,742	514,162

Construction & Farm Machinery & Heavy Trucks – 4.6%
AB Volvo, Class B (A)	17,266	302,271
AB Volvo, Class B (A)(C)	3,182	55,705
Caterpillar Inc.	4,108	437,337
Cummins Inc.	3,807	393,955
Tata Motors Limited, DVR Shares (A)(C)	5,935	72,237
Tata Motors Limited, Ordinary Shares (A)(C)	2,783	62,152

		1,323,657

Diversified Banks – 3.4%
BOC Hong Kong (Holdings) Limited (A)	91,917	267,749
Standard Chartered plc (A)	16,418	431,266
Turkiye Garanti Bankasi Anonim Sirketi (A)	58,188	264,044

		963,059

Diversified Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold Inc., Class B	2,265	119,797

Hotels, Resorts & Cruise Lines – 2.3%
Starwood Hotels & Resorts Worldwide, Inc. (D)	11,837	663,351

Industrial Conglomerates – 2.5%
General Electric Company	14,835	279,790
Hutchison Port Holdings Trust (A)(B)	2,220	1,876
Hutchison Whampoa Limited, Ordinary Shares (A)	38,597	418,196

		699,862

Integrated Oil & Gas – 5.0%
ConocoPhillips	14,558	1,094,623
Exxon Mobil Corporation	3,195	260,034
Occidental Petroleum Corporation	545	56,702

		1,411,359

Internet Software & Services – 5.8%
Baidu.com, Inc., ADR (B)	5,966	836,030
Google Inc., Class A (B)	804	407,180
Tencent Holdings Limited (A)	15,062	411,070

		1,654,280

IT Consulting & Other Services – 2.4%
Cognizant Technology Solutions Corporation, Class A (B)	9,125	669,228

Life & Health Insurance – 1.8%
AIA Group Limited (A)(B)	24,560	85,493
AIA Group Limited (A)(B)(C)	106,100	369,336
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)(B)	6,887	51,579

		506,408

Multi-Line Insurance – 2.2%
China Pacific Insurance (Group) Co. Ltd., H Shares (A)	152,707	635,390

Oil & Gas Drilling – 1.3%
Seadrill Limited (A)	10,517	369,755

Oil & Gas Equipment & Services – 5.6%
Halliburton Company	11,537	588,392
National Oilwell Varco, Inc.	6,012	470,214
Schlumberger Limited	6,015	519,722

		1,578,328

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Company	3,234	218,463

Pharmaceuticals – 0.4%
Allergan, Inc.	1,236	102,914

Restaurants – 1.2%
Starbucks Corporation	8,688	343,069

Semiconductor Equipment – 1.0%
ASML Holding N.V., Ordinary Shares (A)	7,574	279,348

Semiconductors – 2.4%
ARM Holdings plc, ADR	3,385	96,224
Broadcom Corporation, Class A	8,178	275,118
First Solar, Inc. (B)	2,394	316,694

		688,036

Systems Software – 1.3%
Oracle Corporation	11,317	372,429

Tobacco – 1.3%
Philip Morris International Inc.	5,697	380,376

TOTAL COMMON STOCKS – 77.6%		$21,974,865
(Cost: $16,356,606)

INVESTMENT FUNDS – 0.0%
Multiple Industry
Vietnam Azalea Fund Limited (B)(E)(F)	1,100	$4,609

(Cost: $7,268)

PREFERRED STOCKS
Automobile Manufacturers – 6.1%
Volkswagen AG (A)	6,165	1,274,956
Volkswagen AG (A)(C)	2,163	447,282

		1,722,238

Diversified Banks – 1.3%
Itau Unibanco Holding S.A., ADR	15,443	363,683

TOTAL PREFERRED STOCKS – 7.4%		$2,085,921
(Cost: $1,064,845)
CALL OPTIONS	Number of Contracts (Unrounded)
Hang Seng China Enterprises Index:
HKD12,000.00, Expires 9-29-11 (G)	4,875	26,170
HKD12,200.00, Expires 9-29-11 (G)	4,864	22,863
Hang Seng Index,
HKD21,600.00, Expires 9-29-11 (G)	8,120	59,877

TOTAL CALL OPTIONS – 0.4%		$108,910
(Cost: $131,163)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.0%
Toyota Motor Credit Corporation,
4.660%, 1-18-15 (H)	$325	321

Construction Materials – 0.0%
CEMEX Espana, S.A.,
9.250%, 5-12-20 (C)	7,996	7,916

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	470	480

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)(G)	BRL13,900	12,527

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$21,244
(Cost: $17,486)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8-15-17 (I)	$154	3
5.500%, 9-15-17 (I)	1,449	113
5.000%, 11-15-17 (I)	654	40
5.000%, 5-15-18 (I)	1,853	220
5.000%, 4-15-19 (I)	176	11
5.000%, 11-15-22 (I)	78	2
5.500%, 3-15-23 (I)	1,292	175
5.000%, 5-15-23 (I)	73	3
5.000%, 6-15-23 (I)	1,501	79
5.000%, 8-15-23 (I)	70	5
5.500%, 4-15-25 (I)	16	—	*
5.500%, 10-15-25 (I)	1,766	264
5.500%, 2-15-30 (I)	28	—	*
5.000%, 8-15-30 (I)	20	1
5.000%, 10-15-30 (I)	450	14
5.500%, 3-15-31 (I)	89	3
5.500%, 10-15-32 (I)	1,559	140
5.500%, 1-15-33 (I)	1,092	214
5.500%, 5-15-33 (I)	1,452	279
5.000%, 7-15-33 (I)	813	83
6.000%, 11-15-35 (I)	1,380	291
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 5-25-22 (I)	28	—	*
5.500%, 6-25-23 (I)	1,592	226
5.000%, 8-25-23 (I)	461	29
5.000%, 11-25-23 (I)	911	71
4.500%, 4-25-30 (I)	786	35
5.000%, 9-25-30 (I)	312	6
5.000%, 3-25-31 (I)	1,157	35
5.000%, 8-15-31 (I)	1,627	140
5.500%, 8-25-33 (I)	2,888	462
5.500%, 12-25-33 (I)	1,938	275
5.500%, 4-25-34 (I)	3,318	699
5.500%, 8-25-35 (I)	2,800	504
5.500%, 11-25-36 (I)	6,703	1,381
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 1-20-30 (I)	117	1
5.000%, 6-20-31 (I)	233	11
5.500%, 3-20-32 (I)	1,285	123
5.000%, 10-20-32 (I)	1,685	261
7.000%, 5-20-33 (I)	3,554	803
5.500%, 7-16-33 (I)	1,767	352
5.000%, 7-20-33 (I)	63	8
5.500%, 11-20-33 (I)	364	43
5.500%, 6-20-35 (I)	3,366	732
5.500%, 7-20-35 (I)	1,861	351
5.500%, 10-16-35 (I)	3,254	691

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$9,179
(Cost: $14,931)
BULLION – 11.3%	Troy Ounces
Gold	2,127	$3,188,335

(Cost: $2,329,615)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.8%
Air Products and Chemicals, Inc.,
0.100%, 7-6-11 (J)	$10,000	10,000
Bemis Company, Inc.:
0.250%, 7-6-11 (J)	10,000	10,000
0.290%, 8-2-11 (J)	25,000	24,993
Caterpillar Financial Services Corporation,
0.000%, 7-1-11 (J)	19,000	19,000
Citigroup Funding Inc.,
0.110%, 7-7-11 (J)	25,000	24,999
Clorox Co.:
0.240%, 7-11-11 (J)	6,000	6,000
0.250%, 7-15-11 (J)	18,000	17,998
0.280%, 7-18-11 (J)	6,000	5,999
Corporacion Andina de Fomento,
0.140%, 7-21-11 (J)	12,000	11,999
Danaher Corporation,
0.110%, 7-22-11 (J)	23,739	23,737
E.I. du Pont de Nemours and Company:
0.140%, 7-12-11 (J)	3,000	3,000
0.150%, 7-19-11 (J)	7,220	7,219
General Mills, Inc.:
0.180%, 7-20-11 (J)	14,700	14,699
0.170%, 7-28-11 (J)	25,000	24,997
0.210%, 8-15-11 (J)	20,000	19,995
Harley-Davidson Funding Corp.:
0.000%, 7-1-11 (J)	6,720	6,720
0.320%, 8-12-11 (J)	5,000	4,998
0.320%, 8-17-11 (J)	4,536	4,534
Heinz (H.J.) Co.:
0.240%, 7-22-11 (J)	25,000	24,996
0.240%, 7-25-11 (J)	33,000	32,994
ITT Corporation,
0.000%, 7-1-11 (J)	8,445	8,445
Kellogg Co.:
0.000%, 7-1-11 (J)	2,000	2,000
0.180%, 7-13-11 (J)	10,000	9,999
0.180%, 7-14-11 (J)	3,500	3,500
0.170%, 7-20-11 (J)	6,140	6,139
Kraft Foods Inc.,
0.000%, 7-1-11 (J)	27,075	27,075
PACCAR Financial Corp.:
0.100%, 7-5-11 (J)	2,000	2,000
0.090%, 7-14-11 (J)	24,000	23,999
0.070%, 7-15-11 (J)	9,000	9,000
Prudential Funding LLC,
0.000%, 7-1-11 (J)	10,543	10,543
Sara Lee Corporation:
0.240%, 7-5-11 (J)	5,000	5,000
0.190%, 7-6-11 (J)	6,000	6,000
0.240%, 7-8-11 (J)	21,000	20,999
0.250%, 7-11-11 (J)	13,000	12,999
Sonoco Products Co.,
0.260%, 7-5-11 (J)	10,000	10,000
St. Jude Medical, Inc.,
0.000%, 7-1-11 (J)	10,000	10,000
Wisconsin Electric Power Co.:
0.000%, 7-1-11 (J)	13,943	13,943
0.110%, 7-8-11 (J)	23,000	22,999

		503,517

Commercial Paper (backed by irrevocable letter of credit) – 0.3%
Avon Capital Corp. (Avon Products, Inc.),
0.280%, 7-18-11 (J)	5,500	5,499
John Deere Credit Limited (John Deere Capital Corporation):
0.130%, 7-5-11 (J)	16,000	16,000
0.100%, 7-7-11 (J)	23,000	23,000
0.110%, 7-13-11 (J)	20,000	19,999
0.080%, 7-20-11 (J)	11,000	11,000

		75,498

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (K)	1,657	1,657

Municipal Obligations – Taxable – 0.3%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (United States Government),
0.080%, 7-7-11 (K)	1,000	1,000
City of Cape Coral, FL (Bank of America, N.A.),
0.130%, 7-1-11	18,160	18,160
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (U.S. Bank, N.A.),
0.040%, 7-7-11 (K)	3,000	3,000
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (U.S. Bank, N.A.),
0.060%, 7-7-11 (K)	1,905	1,905
IL Fin Auth (Loyola Univ of Chicago Fin Proj), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.),
0.130%, 7-1-11	10,000	10,000
Indl Dev Auth of Botetourt Cnty, VA, Indl Dev Rev Bonds (Altec Industries), Ser 2001 (Bank of America, N.A.),
0.250%, 7-7-11 (K)	4,850	4,850
Indl Dev Auth of Phoenix, AZ, Adj Mode, Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (Wachovia Bank, N.A.),
0.070%, 7-7-11 (K)	10,531	10,531
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)),
0.040%, 7-1-11 (K)	16,000	16,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation),
0.040%, 7-1-11 (K)	12,000	12,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (JPMorgan Chase & Co.),
0.070%, 7-1-11 (K)	9,000	9,000
Public Bldg Auth of Montgomery Cnty, TN, Adj Rate Pooled Fin, Rev Bonds (TN Cnty Loan Pool), Ser 2008 (Bank of America, N.A.),
0.080%, 7-1-11 (K)	4,560	4,560
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A,
0.050%, 7-6-11 (K)	5,000	5,000

		96,006

Notes – 0.1%
Bank of America, N.A.,
0.574%, 7-22-11 (K)	1,000	1,000

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corporation (United States Government):
0.090%, 7-7-11 (K)	3,000	3,000
0.130%, 7-7-11 (K)	7,000	7,000
0.130%, 7-7-11 (K)	4,000	4,000
0.130%, 7-7-11 (K)	3,000	3,000

		17,000

TOTAL SHORT-TERM SECURITIES – 2.5%	$694,678
(Cost: $694,678)

TOTAL INVESTMENT SECURITIES – 99.3%	$28,087,741
(Cost: $20,616,592)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%	185,757

NET ASSETS – 100.0%	$28,273,498

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$3,443,242	$3,839,745	$—
Consumer Staples	650,868	—	—
Energy	2,989,687	369,755	—
Financials	639,503	2,104,857	—
Health Care	102,914	—	—
Industrials	1,113,017	1,043,734	—
Information Technology	4,791,100	690,418	—
Materials	119,797	76,228	—
Total Common Stocks	$13,850,128	$8,124,737	$—
Investment Funds	—	—	4,609
Preferred Stocks	363,683	1,722,238	—
Call Options	—	108,910	—
Corporate Debt Securities	—	21,244	—
United States Government Agency Obligations	—	9,179	—
Bullion	3,188,335	—	—
Short-Term Securities	—	694,678	—
Total	$17,402,146	$10,680,986	$4,609
Forward Foreign Currency Contracts	$—	$32,458	$—
Liabilities
Forward Foreign Currency Contracts	$—	$76,061	$—
Swap Agreements	—	1,485	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment Funds

Beginning Balance 4-1-11	$4,686
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(77)
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—

Ending Balance 6-30-11	$4,609

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(77)

During the period ended June 30, 2011, securities totaling $9,846,976 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

The following total return swap agreements were outstanding at June 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	8,053	Ping An Insurance (Group) Company of China, Ltd.	5-3-12	USD LIBOR + 0.700%	$(637)
UBS AG, London	14,311	Ping An Insurance (Group) Company of China, Ltd.	5-3-12	USD LIBOR + 0.700%	(848)

					$(1,485)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Canadian Dollar	Goldman Sachs International	279,050	11-25-11	3,972	—
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	3,735,000	6-25-12	7,005	—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	1,036,201	6-28-12	3,026	—
Sell	Japanese Yen	Citibank, N.A.	26,993,400	7-12-11	—	10,808
Sell	Japanese Yen	Deutsche Bank AG	99,849,700	4-12-12	—	63,999
Buy	Malaysian Ringgit	Citibank, N.A.	824,933	7-18-11	1,572	—
Buy	Malaysian Ringgit	Goldman Sachs International	858,334	7-25-11	2,274	—
Buy	Malaysian Ringgit	Citibank, N.A.	844,600	8-8-11	808	—
Buy	Malaysian Ringgit	Goldman Sachs International	852,600	9-12-11	97	—
Buy	Singapore Dollar	Deutsche Bank AG	342,120	7-14-11	6,183	—
Buy	Singapore Dollar	Deutsche Bank AG	548,350	7-14-11	—	292
Buy	Singapore Dollar	Deutsche Bank AG	350,800	8-5-11	1,345	—
Buy	Singapore Dollar	Deutsche Bank AG	519,947	8-5-11	—	962
Buy	Singapore Dollar	Deutsche Bank AG	351,652	8-23-11	2,151	—
Buy	South Korean Won	Citibank, N.A.	308,649,850	7-25-11	4,025	—
					$32,458	$76,061
*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $2,071,719 or 7.3% of net assets.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted security. At June 30, 2011, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$4,609

The total value of this security represented 0.0% of net assets at June 30, 2011.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at June 30, 2011.

(G)	Principal amounts and strike prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and HKD - Hong Kong Dollar).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(I)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at June 30, 2011.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

CMO = Collateralized Mortgage Obligation

DVR = Differential Voting Rights

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$20,696,593

Gross unrealized appreciation	7,779,326
Gross unrealized depreciation	(388,178)

Net unrealized appreciation	$7,391,148

SCHEDULE OF INVESTMENTS Ivy Asset Strategy New Opportunities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.4%
Focus Media Holding Limited, ADR (A)	241	$7,480

Agricultural Products – 0.4%
Asian Citrus Holdings Limited (B)	2,659	2,422

Air Freight & Logistics – 2.3%
GLOVIS Co., Ltd. (B)	78	12,609

Airlines – 2.7%
Copa Holdings, S.A., Class A	218	14,579

Application Software – 1.8%
SuccessFactors, Inc. (A)	185	5,439
VanceInfo Technologies Inc., ADR (A)	182	4,211

		9,650

Auto Parts & Equipment – 3.0%
Gentex Corporation	445	13,440
Minth Group Limited (B)	1,710	2,773

		16,213

Automobile Manufacturers – 7.2%
Dongfeng Motor Group Company Limited, H Shares (B)	2,704	5,133
Ford Otomotiv Sanayi A.S. (B)	1,313	11,292
Kia Motors Corporation (B)	329	22,385

		38,810

Cable & Satellite – 2.1%
Naspers Limited, Class N (B)	201	11,357

Casinos & Gaming – 4.5%
Galaxy Entertainment Group Limited, ADR (A)(B)	3,293	7,084
SJM Holdings Limited (B)	7,332	17,441

		24,525

Coal & Consumable Fuels – 1.1%
Alpha Natural Resources, Inc. (A)	132	6,007

Communications Equipment – 4.4%
Acme Packet, Inc. (A)	143	10,022
Aruba Networks, Inc. (A)	374	11,039
High Tech Computer Corp. (B)	89	3,013

		24,074

Construction & Engineering – 4.1%
Chicago Bridge & Iron Company N.V., NY Shares	431	16,759
Hyundai Engineering & Construction Co., Ltd. (B)	62	5,025

		21,784

Construction & Farm Machinery & Heavy Trucks – 0.4%
PT United Tractors Tbk (B)	779	2,267

Diversified Banks – 3.7%
Capitec Bank Holdings Limited (B)	199	5,331
Commercial International Bank (Egypt) S.A.E. (B)	254	1,268
Turkiye Is Bankasi A.S. (B)	1,814	5,569
Yapi ve Kredi Bankasi A.S. (A)(B)	3,241	8,144

		20,312

Diversified Metals & Mining – 1.8%
Walter Industries, Inc.	85	9,831

Diversified Support Services – 2.2%
Aggreko plc (B)	387	11,999

Education Services – 1.1%
Anhanguera Educacional Participacoes S.A. (B)	233	4,947
Anhanguera Educacional Participacoes S.A. (B)(C)	50	1,062

		6,009

Electronic Components – 0.7%
LG Display Co., Ltd. (B)	138	3,850

Food Distributors – 1.4%
Olam International Limited (B)	2,247	4,995
Olam International Limited (B)(C)	1,200	2,668

		7,663

Food Retail – 4.1%
BIM Birlesik Magazalar Anonim Sirketi (B)	370	12,018
C.P. Seven Eleven Public Company Limited (B)	2,719	3,925
X5 Retail Group N.V., GDR (A)(B)	157	6,142

		22,085

Gold – 1.9%
African Barrick Gold plc (B)	196	1,302
Alamos Gold Inc. (B)	299	4,947
Centamin Egypt Limited (A)(B)	1,839	3,715

		9,964

Health Care Equipment – 2.0%
DexCom, Inc. (A)	758	10,986

Health Care Services – 0.9%
Fleury S.A. (B)	321	4,694

Homebuilding – 5.0%
MRV Engenharia e Participacoes S.A. (B)	1,490	12,485
Rossi Residencial S.A. (B)	1,774	14,354

		26,839

Hotels, Resorts & Cruise Lines – 1.5%
MGM China Holdings Limited, H Shares (A)(B)(C)	4,500	8,281

Internet Software & Services – 7.0%
Mail.ru Group Limited, GDR (A)(B)(C)	181	6,010
MercadoLibre, Inc.	166	13,152
SINA Corporation (A)	177	18,415

		37,577

Investment Banking & Brokerage – 0.3%
EFG-Hermes Holding Company (B)	438	1,474

IT Consulting & Other Services – 1.0%
Camelot Information Systems Inc., ADR (A)	358	5,358

Managed Health Care – 0.5%
Amil Participacoes S.A. (B)	247	2,868

Oil & Gas Drilling – 1.4%
ENSCO International Incorporated	24	1,294
North Atlantic Drilling Ltd. (A)(B)(C)	3,760	6,272

		7,566

Oil & Gas Equipment & Services – 4.1%
Dresser-Rand Group Inc. (A)	149	8,009
Petrofac Limited (B)	306	7,431
Technip-Coflexip (B)	64	6,882

		22,322

Oil & Gas Exploration & Production – 4.4%
Afren plc (A)(B)	1,835	4,649
Cairn Energy plc (A)(B)	1,801	12,013
Cairn India Limited (A)(B)	272	1,904
Kosmos Energy Ltd. (A)	296	5,033

		23,599

Other Diversified Financial Services – 1.7%
African Bank Investments Limited (B)	1,788	9,107

Packaged Foods & Meats – 3.8%
BRF-Brasil Foods S.A. (B)	768	12,981
China Yurun Food Group Limited (B)	153	433
China Yurun Food Group Limited (B)(C)	300	848
Cosan S.A. Industria e Comercio, Class A	496	6,095

		20,357

Personal Products – 0.9%
Natura Cosmeticos S.A. (B)	196	4,918

Real Estate Development – 2.6%
Talaat Mostafa Group Holding (S.A.E.) (A)(B)	4,747	3,907
UEM Land Holdings Berhad (A)(B)	10,774	10,054

		13,961

Real Estate Management & Development – 1.6%
BR Properties S.A. (B)	724	8,160
BR Properties S.A. (B)(C)	50	564

		8,724

Real Estate Operating Companies – 1.5%
BRMalls Participacoes S.A. (B)	745	8,386

Specialty Chemicals – 1.0%
Novozymes A/S, Class B (B)	32	5,279

Steel – 0.4%
Ezz Steel Company (An Egyptian Joint Stock Company) (A)(B)	1,341	2,384

Trading Companies & Distributors – 1.8%
Samsung C&T Corporation (B)	37	2,845
United Rentals, Inc. (A)	273	6,921

		9,766

TOTAL COMMON STOCKS – 95.7%		$517,936
(Cost: $484,234)

INVESTMENT FUNDS – 1.5%
Gold & Precious Metals
SPDR Gold Trust (A)	57	$8,262

(Cost: $7,801)

RIGHTS – 0.0%
Food Distributors
Olam International Limited, ADR (A)(B)	157	$22

(Cost: $20)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.7%
Kellogg Co.,
0.200%, 7-6-11 (D)	$5,000	5,000
Wisconsin Electric Power Co.:
0.000%, 7-1-11 (D)	1,740	1,740
0.110%, 7-8-11 (D)	2,500	2,500

		9,240

Master Note – 0.5%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (E)	2,677	2,677

TOTAL SHORT-TERM SECURITIES – 2.2%		$11,917
(Cost: $11,917)

TOTAL INVESTMENT SECURITIES – 99.4%		$538,137
(Cost: $503,972)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		3,402

NET ASSETS – 100.0%		$541,539

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$62,048	$77,467	$—
Consumer Staples	36,013	21,432	—
Energy	26,615	32,879	—
Financials	23,709	38,254	—
Health Care	18,548	—	—
Industrials	38,259	34,745	—
Information Technology	73,647	6,862	—
Materials	14,777	12,681	—
Total Common Stocks	$293,616	$224,320	$—
Investment Funds	8,262	—	—
Rights	—	22	—
Short-Term Securities	—	11,917	—
Total	$301,878	$236,259	$—

During the period ended June 30, 2011, securities totaling $213,078 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $25,705 or 4.7% of net assets.

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$505,447

Gross unrealized appreciation	57,005
Gross unrealized depreciation	(24,315)

Net unrealized appreciation	$32,690

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.5%
General Dynamics Corporation	39	$2,929
Honeywell International Inc.	75	4,469

		7,398

Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	75	3,849

Apparel Retail – 1.5%
Limited Brands, Inc.	119	4,583

Application Software – 0.5%
Intuit Inc. (A)	30	1,571

Auto Parts & Equipment – 3.0%
BorgWarner Inc. (A)	56	4,557
Johnson Controls, Inc.	112	4,670

		9,227

Brewers – 0.9%
Anheuser-Busch Inbev S.A., ADR	48	2,773

Broadcasting – 2.3%
CBS Corporation, Class B	241	6,860

Casinos & Gaming – 1.3%
Wynn Resorts, Limited	28	4,019

Computer Hardware – 2.5%
Apple Inc. (A)	22	7,352

Construction & Farm Machinery & Heavy Trucks – 0.6%
Cummins Inc.	18	1,873

Data Processing & Outsourced Services – 0.3%
Paychex, Inc.	34	1,041

Department Stores – 1.4%
Macy’s Inc.	138	4,044

Distillers & Vintners – 1.5%
Brown-Forman Corporation, Class B	60	4,515

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	83	2,988

Electric Utilities – 0.8%
PPL Corporation	86	2,382

Electrical Components & Equipment – 2.2%
Emerson Electric Co.	117	6,593

Food Retail – 0.7%
Whole Foods Market, Inc.	33	2,075

Footwear – 1.5%
NIKE, Inc., Class B	50	4,499

Health Care Distributors – 1.4%
Henry Schein, Inc. (A)	57	4,102

Health Care Equipment – 0.8%
Stryker Corporation	40	2,330

Health Care Supplies – 1.2%
DENTSPLY International Inc.	97	3,675

Hotels, Resorts & Cruise Lines – 1.6%
Hyatt Hotels Corporation, Class A (A)	117	4,788

Household Products – 1.0%
Colgate-Palmolive Company	35	3,086

Industrial Machinery – 1.2%
Eaton Corporation	70	3,617

Integrated Oil & Gas – 3.2%
ConocoPhillips	85	6,384
Exxon Mobil Corporation	39	3,141

		9,525

IT Consulting & Other Services – 1.6%
Accenture plc, Class A	80	4,828

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	96	3,913

Oil & Gas Equipment & Services – 6.4%
Halliburton Company	108	5,483
National Oilwell Varco, Inc.	91	7,124
Schlumberger Limited	45	3,923
Tenaris S.A., ADR	56	2,538

		19,068

Oil & Gas Exploration & Production – 1.0%
Southwestern Energy Company (A)	70	3,002

Other Diversified Financial Services – 2.4%
JPMorgan Chase & Co.	174	7,139

Packaged Foods & Meats – 2.6%
General Mills, Inc.	80	2,959
Mead Johnson Nutrition Company	70	4,755

		7,714

Personal Products – 1.6%
Estee Lauder Companies Inc. (The), Class A	44	4,669

Pharmaceuticals – 2.9%
Allergan, Inc.	63	5,237
Johnson & Johnson	54	3,565

		8,802

Property & Casualty Insurance – 1.3%
Travelers Companies, Inc. (The)	67	3,888

Railroads – 1.5%
Union Pacific Corporation	43	4,500

Real Estate Management & Development – 1.3%
CB Richard Ellis Group, Inc., Class A (A)	151	3,782

Regional Banks – 1.4%
PNC Financial Services Group, Inc. (The)	71	4,203

Restaurants – 1.7%
McDonald’s Corporation	60	5,025

Semiconductor Equipment – 2.3%
ASML Holding N.V., NY Registry Shares	96	3,530
Lam Research Corporation (A)	73	3,232

		6,762

Semiconductors – 2.1%
Microchip Technology Incorporated	164	6,198

Soft Drinks – 1.2%
PepsiCo, Inc.	51	3,557

Tobacco – 1.5%
Philip Morris International Inc.	67	4,474

TOTAL COMMON STOCKS – 70.3%		$210,289
(Cost: $157,806)

CORPORATE DEBT SECURITIES	Principal
Airlines – 0.2%
Southwest Airlines Co.,
6.500%, 3-1-12	$500	517

Apparel Retail – 1.0%
Limited Brands, Inc.,
6.625%, 4-1-21	2,915	2,980

Auto Parts & Equipment – 0.3%
BorgWarner Inc.,
4.625%, 9-15-20	1,000	1,018

Automobile Manufacturers – 0.6%
Ford Motor Company, Convertible,
4.250%, 11-15-16	1,000	1,714

Brewers – 0.5%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10-15-12	500	513
5.375%, 11-15-14	1,000	1,117

		1,630

Broadcasting – 0.5%
CBS Corporation:
8.875%, 5-15-19	500	637
4.300%, 2-15-21	1,000	976

		1,613

Cable & Satellite – 0.6%
DirecTV Holdings LLC and DirecTV Financing Co., Inc.,
3.500%, 3-1-16	1,000	1,032
Discovery Communications, LLC,
4.375%, 6-15-21	750	742

		1,774

Construction & Farm Machinery & Heavy Trucks – 0.6%
Caterpillar Inc.:
0.355%, 11-21-12 (B)	400	400
1.375%, 5-27-14	1,000	1,005
John Deere Capital Corporation,
5.250%, 10-1-12	500	528

		1,933

Consumer Finance – 0.7%
American Express Credit Corporation,
5.125%, 8-25-14	200	218

Caterpillar Financial Services Corporation,
1.550%, 12-20-13	1,000	1,009
Ford Motor Credit Company LLC,
7.000%, 4-15-15	750	810

		2,037

Data Processing & Outsourced Services – 0.4%
Western Union Company (The),
6.500%, 2-26-14	1,000	1,113

Diversified Banks – 1.2%
Bank of New York Mellon Corporation (The),
1.500%, 1-31-14	1,250	1,263
Barclays Bank plc,
2.375%, 1-13-14	600	607
U.S. Bancorp,
4.200%, 5-15-14	1,000	1,077
Wells Fargo & Company,
3.676%, 6-15-16 (B)	500	513

		3,460

Diversified Capital Markets – 0.8%
Deutsche Bank AG:
3.450%, 3-30-15	500	516
3.250%, 1-11-16	2,000	2,023

		2,539

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	600

Drug Retail – 0.2%
CVS Caremark Corporation,
3.250%, 5-18-15	550	571

Electric Utilities – 0.2%
Hydro-Quebec,
8.000%, 2-1-13	500	555

Fertilizers & Agricultural Chemicals – 0.3%
Monsanto Company,
2.750%, 4-15-16	1,000	1,024

Food Distributors – 0.1%
Cargill, Inc.,
4.307%, 5-14-21 (C)	424	427

Food Retail – 0.4%
Kroger Co. (The),
6.200%, 6-15-12	1,000	1,050

Gold – 0.5%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,200	1,471

Health Care Services – 0.7%
Quest Diagnostics Incorporated,
3.200%, 4-1-16	2,000	2,041

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4-1-21	250	251

Household Products – 0.2%
Colgate-Palmolive Company,
1.250%, 5-1-14	500	503

Hypermarkets & Super Centers – 0.6%
Wal-Mart Stores, Inc.:
0.750%, 10-25-13	1,500	1,501
2.875%, 4-1-15	250	260

		1,761

Industrial Gases – 0.4%
Praxair, Inc.,
4.375%, 3-31-14	1,000	1,080

Industrial Machinery – 0.6%
Eaton Corporation,
0.575%, 6-16-14 (B)	750	751
Illinois Tool Works Inc.,
5.150%, 4-1-14	1,000	1,109

		1,860

Integrated Oil & Gas – 0.6%
Cenovus Energy Inc.,
4.500%, 9-15-14	250	271
Chevron Corporation,
3.450%, 3-3-12	500	510
ConocoPhillips,
4.750%, 2-1-14	1,000	1,091

		1,872

Integrated Telecommunication Services – 0.4%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,086

Investment Banking & Brokerage – 0.2%
Morgan Stanley,
4.100%, 1-26-15	500	514

IT Consulting & Other Services – 0.7%
International Business Machines Corporation,
1.250%, 5-12-14	2,000	2,004

Life & Health Insurance – 1.4%
MetLife Global Funding I:
2.000%, 1-10-14 (C)	1,200	1,206
2.500%, 9-29-15 (C)	2,500	2,495
Prudential Financial, Inc.,
4.750%, 9-17-15	500	538

		4,239

Movies & Entertainment – 0.2%
Viacom Inc.,
4.375%, 9-15-14	500	537

Oil & Gas Equipment & Services – 0.2%
Schlumberger S.A.,
2.650%, 1-15-16 (C)	500	506

Oil & Gas Exploration & Production – 0.3%
EOG Resources, Inc.,
2.500%, 2-1-16	1,000	1,000

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.:
4.650%, 6-1-14	1,000	1,074
3.450%, 3-1-16	2,000	2,036
3.150%, 7-5-16	750	754
7.900%, 4-29-49 (B)	500	537

		4,401

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)(D)	7	—	*
8.000%, 3-31-11 (C)(D)	1	—	*

		—	*

Packaged Foods & Meats – 0.6%
Kellogg Company,
4.450%, 5-30-16	500	545
Unilever Capital Corporation:
2.750%, 2-10-16	1,000	1,026
5.900%, 11-15-32	350	395

		1,966

Pharmaceuticals – 0.6%
Pfizer Inc.,
4.450%, 3-15-12	1,000	1,029
Roche Holdings Ltd,
5.000%, 3-1-14 (C)	636	696

		1,725

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (C)	1,000	1,028

Fidelity National Financial, Inc.,
6.600%, 5-15-17	800	844

		1,872

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9-15-15	250	265

Semiconductors – 0.3%
Texas Instruments Incorporated,
0.439%, 5-15-13 (B)	1,000	1,003

Soft Drinks – 0.2%
PepsiCo, Inc.,
3.750%, 3-1-14	500	533

Systems Software – 0.2%
Microsoft Corporation,
2.950%, 6-1-14	500	528

Tobacco – 0.2%
Philip Morris International Inc.,
4.500%, 3-26-20	500	519

Wireless Telecommunication Service – 0.6%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15	1,200	1,257
American Tower Corporation,
4.625%, 4-1-15	500	526

		1,783

TOTAL CORPORATE DEBT SECURITIES – 20.7%		$61,875
(Cost: $58,914)

OTHER GOVERNMENT SECURITIES
Qatar – 0.2%
State of Qatar,
4.000%, 1-20-15 (C)	750	785

Supranational – 0.2%
International Bank for Reconstruction and Development,
2.375%, 5-26-15	450	465

TOTAL OTHER GOVERNMENT SECURITIES – 0.4%		$1,250
(Cost: $1,198)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.6%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	163	178
5.000%, 1-1-18	147	159
5.500%, 4-1-18	79	86
6.500%, 10-1-28	98	112
6.500%, 2-1-29	15	17
7.000%, 11-1-31	89	104
6.500%, 2-1-32	91	104
7.000%, 2-1-32	127	146
7.000%, 3-1-32	54	62
7.000%, 7-1-32	89	104
6.000%, 9-1-32	355	394
6.500%, 9-1-32	85	96
5.500%, 5-1-33	225	245
5.500%, 6-1-33	123	134

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.6%		$1,941
(Cost: $1,778)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.4%
United States Treasury Bonds,
7.500%, 11-15-16	500	645
United States Treasury Notes:
3.875%, 2-15-13	1,250	1,320
3.625%, 5-15-13	750	794
4.250%, 8-15-13	900	971
4.250%, 8-15-15	3,000	3,348

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.4%		$7,078
(Cost: $6,428)

SHORT-TERM SECURITIES
Commercial Paper – 5.0%
Caterpillar Financial Services Corporation,
0.000%, 7-1-11 (E)	3,000	3,000
ITT Corporation,
0.000%, 7-1-11 (E)	2,000	2,000
Kellogg Co.,
0.200%, 7-6-11 (E)	6,000	6,000
PACCAR Financial Corp.,
0.100%, 7-5-11 (E)	4,000	4,000

		15,000

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (F)	639	639

TOTAL SHORT-TERM SECURITIES – 5.2%		$15,639
(Cost: $15,639)

TOTAL INVESTMENT SECURITIES – 99.6%		$298,072
(Cost: $241,763)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,049

NET ASSETS – 100.0%		$299,121

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$210,289	$—	$—
Corporate Debt Securities	—	61,875	—
Other Government Securities	—	1,250	—
United States Government Agency Obligations	—	1,941	—
United States Government Obligations	—	7,078	—
Short-Term Securities	—	15,639	—
Total	$210,289	$87,783	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $7,143 or 2.4% of net assets.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at June 30, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

CMO	= Collateralized Mortgage Obligation

REMIC	= Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$241,936

Gross unrealized appreciation	56,669
Gross unrealized depreciation	(533)
Net unrealized appreciation	$56,136

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified REITs - 0.1%
PS Business Parks, Inc., 7.0% Cumulative	11	$264

Specialized REITs – 0.0%
Public Storage, Inc., 6.25% Cumulative	2	55

TOTAL PREFERRED STOCKS – 0.1%		$319
(Cost: $315)

CORPORATE DEBT SECURITIES	Principal
Airlines – 2.4%
America West Airlines, Inc. Pass Through Certificates, Series 2000-1,
8.057%, 7-2-20	$1,302	1,353
American Airlines Pass-Through Trust Series 2005-1,
12.000%, 9-29-12 (A)	1,889	1,980
Continental Airlines 2001-1 A-1,
8.048%, 11-1-20	1,095	1,172
Continental Airlines Pass Through Certificates, Series 2006-1,
0.603%, 6-2-13 (B)	925	874
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11-10-19	723	780
United Air Lines, Inc.,
10.400%, 11-1-16	1,036	1,175
US Airways Group, Inc. Class A,
6.250%, 4-22-23	1,350	1,310
US Airways Group, Inc. Class B,
8.500%, 4-22-17	1,000	980

		9,624

Application Software – 0.5%
Intuit Inc.,
5.750%, 3-15-17	1,780	1,997

Asset-Backed Security – 5.7%
Ally Auto Receivables Trust 2010-2,
3.510%, 11-15-16 (A)	1,480	1,541
AmeriCredit Automobile Receivables Trust 2011-1,
2.850%, 8-8-16	1,200	1,199
AmeriCredit Automobile Receivables Trust, Series 2006-RM,
5.530%, 1-6-14	1,256	1,257
BankAmerica Manufactured Housing Contract Trust,
7.800%, 10-10-26	118	118
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (A)	625	647
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	1,000	1,044
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (A)	480	503
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	388
Chrysler Financial Auto Securitization Trust 2010-A,
1.650%, 11-8-13	1,780	1,788
Citibank Omni Master Trust, Series 2009 A-8,
2.298%, 5-16-16 (A)(B)	4,995	5,054
CountryPlace Manufactured Housing Contract Trust 2005-1:
4.800%, 12-15-35 (A)(B)	1,140	1,000
5.200%, 12-15-35 (A)(B)	300	242

Ford Credit Auto Lease Trust, Series 2010-A, Class A-2,
1.040%, 3-15-13 (A)	51	51
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8-15-13	186	187
GE Capital Credit Card Master Note Trust, Series 2009-2,
3.690%, 7-15-15	870	895
GE Capital Credit Card Master Note Trust, Series 2009-3,
2.540%, 9-15-14	485	487
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1993-3 A7,
6.400%, 10-15-18	48	50
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1994-5 A5,
8.300%, 11-15-19	141	146
Green Tree Financial Corporation, Manufactured Housing Contract, Pass-Through Certificates, Series 1996-4 A6,
7.400%, 6-15-27	934	997
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (A)	148	148
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	743	787
Origen Manufactured Housing Contract Trust 2004-B:
4.750%, 8-15-21	570	574
5.730%, 11-15-35 (B)	920	958
Origen Manufactured Housing Contract Trust 2005-A,
5.860%, 6-15-36 (B)	99	101
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	560	591
5.910%, 1-15-37	700	756
Santander Drive Auto Receivables Trust 2010-B,
2.100%, 9-15-14 (A)	1,300	1,311

		22,820

Auto Parts & Equipment – 0.7%
Dana Holding Corporation,
6.500%, 2-15-19	1,500	1,485
Delphi Corporation,
6.125%, 5-15-21 (A)	300	296
Tenneco Inc.,
6.875%, 12-15-20	850	865

		2,646

Automobile Manufacturers – 0.5%
Hyundai Capital Services, Inc.,
4.375%, 7-27-16 (A)	2,000	2,050

Biotechnology – 0.8%
Amgen Inc.,
5.650%, 6-15-42	2,525	2,530
Genzyme Corporation,
3.625%, 6-15-15	900	952

		3,482

Cable & Satellite – 0.5%
EchoStar DBS Corporation,
7.750%, 5-31-15	1,890	2,046

CMBS Other – 5.9%
Bear Stearns Commercial Mortgage Securities Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-TOP16 Class A-4,
4.320%, 2-13-46	418	418
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (B)	1,598	1,740
Carey Commercial Mortgage Trust Series 2002-1,
5.970%, 9-20-19 (A)	71	72
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (B)	1,000	1,105
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1-17-32	20	20
Commerical Mortgage Asset Trust,
6.975%, 1-17-32	2,000	2,111
Extended Stay America Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-ESH:
4.221%, 11-5-27 (A)	1,000	1,011
4.860%, 11-5-27 (A)	1,400	1,397
First Union National Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-C4,
7.397%, 12-12-33 (A)(B)	750	753
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (A)	10	7
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (A)	2,236	950
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6-11-39 (A)	371	121
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2,
4.625%, 3-15-46	98	99
J.P. Morgan Chase Commercial Mortgage Securities Trust 2009-IWST, Commercial Mortgage Pass-Through Certificates, Series 2009-IWST:
2.241%, 12-5-27 (A)(B)	6,133	781
7.445%, 12-5-27 (A)(B)	1,600	1,821
LB-UBS Commercial Mortgage Trust 2003-C7,
5.114%, 7-15-37 (A)(B)	1,000	917
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.000%, 11-28-35 (A)	1,924	1,963
5.880%, 11-28-35 (A)(B)	1,280	860
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (A)	500	522
OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP,
4.646%, 7-15-45 (A)	1,655	1,716
Prudential Securities Secured Financing Corporation, Commercial Mortgage Pass-Through Certficates, Series 2003-PWR1,
4.775%, 2-11-36 (A)	1,516	1,506
TIAA Seasoned Commercial Mortgage Trust 2007-C4,
5.576%, 8-15-39 (B)	503	506
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9-13-28 (A)	1,200	1,137
WF-RBS Commercial Mortgage Trust 2001-C2 A-2,
3.791%, 2-15-44 (A)	1,485	1,516

		23,049

Coal & Consumable Fuels – 0.6%
Peabody Energy Corporation,
7.375%, 11-1-16	2,000	2,260

Consumer Finance – 1.7%
Ally Financial Inc.,
4.500%, 2-11-14	2,000	2,000
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (C)	250	253
AmeriGas Partners, L.P. and AmeriGas Finance Corp.,
6.500%, 5-20-21	1,000	1,010
Discover Bank,
8.700%, 11-18-19	1,120	1,350
Discover Financial Services,
6.450%, 6-12-17	660	732
Ford Motor Credit Company LLC,
5.625%, 9-15-15	1,500	1,552

		6,897

Distillers & Vintners – 0.7%
Pernod Ricard S.A.,
5.750%, 4-7-21 (A)	2,700	2,817

Diversified Banks – 1.1%
Lloyds TSB Bank plc,
4.875%, 1-21-16	3,010	3,077
U.S. Bank, N.A.,
3.778%, 4-29-20	1,390	1,439

		4,516

Drug Retail – 0.5%
CVS Caremark Corporation,
5.750%, 5-15-41	1,960	1,927

Electric Utilities – 1.4%
NextEra Energy Capital Holdings, Inc.,
4.500%, 6-1-21	3,030	2,981
Southwestern Electric Power Company,
5.550%, 1-15-17	2,395	2,592

		5,573

Food Distributors – 0.2%
Cargill, Inc.,
4.307%, 5-14-21 (A)	777	782

Health Care Equipment – 0.2%
Boston Scientific Corporation,
5.450%, 6-15-14	650	706

Health Care Services – 0.8%
Medco Health Solutions, Inc.,
7.125%, 3-15-18	1,030	1,203
Quest Diagnostics Incorporated,
5.750%, 1-30-40	1,815	1,798

		3,001

Health Care Supplies – 0.7%
Bio-Rad Laboratories, Inc.,
4.875%, 12-15-20	2,875	2,921

Home Improvement Retail – 0.4%
Home Depot, Inc. (The),
5.950%, 4-1-41	1,685	1,735

Industrial Conglomerates – 0.7%
Tyco International Finance S.A.,
8.500%, 1-15-19	2,300	2,914

Integrated Telecommunication Services - 0.4%
Qwest Communications International Inc.,
7.125%, 4-1-18	1,500	1,611

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The),
6.250%, 9-1-17	1,845	2,035
Morgan Stanley:
6.000%, 5-13-14	1,255	1,366
3.800%, 4-29-16	900	889

6.250%, 8-28-17	2,600	2,811
5.500%, 7-24-20	880	890

		7,991

Life & Health Insurance – 1.2%
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	476
6.900%, 6-1-67	1,800	1,727
Symetra Financial Corporation:
6.125%, 4-1-16 (A)	1,450	1,526
8.300%, 10-15-37 (A)	885	905

		4,634

Managed Health Care – 0.1%
Coventry Health Care, Inc.,
6.125%, 1-15-15	210	228

Metal & Glass Containers – 0.3%
Ball Corporation:
7.125%, 9-1-16	455	496
7.375%, 9-1-19	500	546

		1,042

Multi-Utilities – 0.7%
CMS Energy Corporation:
2.750%, 5-15-14	600	600
8.750%, 6-15-19	1,825	2,227

		2,827

Oil & Gas Exploration & Production – 0.8%
Chesapeake Energy Corporation,
6.125%, 2-15-21	1,240	1,256
QEP Resources, Inc.,
6.875%, 3-1-21	2,000	2,110

		3,366

Oil & Gas Refining & Marketing – 1.4%
NuStar Logistics, L.P.,
7.650%, 4-15-18	2,800	3,343
Whiting Petroleum Corporation,
6.500%, 10-1-18	2,000	2,080

		5,423

Oil & Gas Storage & Transportation – 3.7%
El Paso Natural Gas Company,
7.500%, 11-15-26	2,085	2,437
Energy Transfer Partners, L.P.,
9.000%, 4-15-19	2,665	3,313
Kinder Morgan Finance Company, ULC,
6.000%, 1-15-18 (A)	2,835	2,941
Regency Energy Partners LP and Regency Energy Finance Corp.,
6.500%, 7-15-21	2,000	2,025
Sunoco Logistics Partners Operations L.P.,
6.850%, 2-15-40	1,265	1,408
Western Gas Partners, LP,
5.375%, 6-1-21	1,890	1,946
Williams Partners L.P.,
7.250%, 2-1-17	770	907

		14,977

Other Diversified Financial Services – 1.0%
Bank of America Corporation,
7.375%, 5-15-14	1,540	1,731
Citigroup Inc.:
6.010%, 1-15-15	1,080	1,188
6.125%, 5-15-18	1,145	1,260

		4,179

Other Mortgage-Backed Securities – 4.2%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (B)	386	223
ABFS Mortgage Loan Trust 2001-2,
7.490%, 12-25-31 (B)	613	437
Asset Securitization Corporation:
1.373%, 10-13-26 (A)(B)(D)	2,069	5
8.621%, 8-13-29 (B)(D)	611	56
7.441%, 2-14-43 (B)	170	178
Banc of America Alternative Loan Trust 2003-05,
5.500%, 7-25-33	1,037	273
Banc of America Alternative Loan Trust 2005-06,
6.000%, 7-25-35	626	140

Banc of America Alternative Loan Trust 2005-10:
5.634%, 11-25-35 (B)	106	—	*
5.638%, 11-25-35 (B)	256	16
Banc of America Alternative Loan Trust 2005-12,
5.718%, 1-25-36 (B)	273	8
Banc of America Mortgage Trust 2003-09,
5.500%, 12-25-33	601	202
Banc of America Mortgage Trust 2004-03,
4.875%, 4-25-19	234	209
Banc of America Mortgage Trust 2007-01:
6.000%, 3-25-37	3,482	1
BlackRock Capital Finance,
7.750%, 9-25-26 (A)	508	127
C-Bass 2006-MH1 Trust:
5.970%, 10-25-36 (A)(B)	1,212	1,265
6.240%, 10-25-36 (A)(B)	88	93
CD 2006-CD2 Mortgage Trust,
5.618%, 1-15-46 (A)(B)	710	623
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	481	374
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.250%, 7-25-37	67	1
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	15	15
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (B)	142	88
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37 (B)	381	234
First Horizon Mortgage Pass-Through Trust 2003-8,
5.136%, 10-25-33 (B)	293	119
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	400	374
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	667	538
5.414%, 4-25-32 (B)	1,028	758
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (A)	1,371	1,092
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (B)	334	223
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (B)	570	385
GS Mortgage Securities 2010-C1 A2,
4.592%, 8-10-43 (A)	1,535	1,541
Impac CMB Trust Series 2003-2F,
7.000%, 1-25-33 (B)	401	323
J.P. Morgan Mortgage Trust 2004-A3,
3.811%, 7-25-34 (B)	375	279
J.P. Morgan Mortgage Trust 2006-A2:
2.969%, 11-25-33 (B)	467	432
2.944%, 8-25-34 (B)	1,934	1,129
J.P. Morgan Mortgage Trust 2007-A1,
3.683%, 7-25-35 (B)	1,750	51
Morgan Stanley Capital I,
4.700%, 9-15-47 (A)	1,320	1,362
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13-41	766	782
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	16	12
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (A)(B)	1	1
7.912%, 9-28-24 (A)(B)	5	3
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	185	168
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	263	76
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	285	228

Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (B)	820		411
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (B)	1,575		204
Structured Asset Mortgage Investments, Inc.:
4.601%, 5-2-30 (B)	14		9
Structured Asset Securities Corporation:
6.290%, 11-25-32 (B)	221		186
5.250%, 8-25-33	350		226
TimberStar Trust I,
6.208%, 10-15-36 (A)	560		594
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.642%, 12-25-32 (B)	626		566
Wells Fargo Alternative Loan 2007-PA3 Trust,
5.750%, 7-25-37	948		140

			16,780

Other Non-Agency REMIC/CMO – 0.1%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)(E)	31		—	*
0.000%, 3-25-12 (A)(E)	10		—	*
7.540%, 5-31-17 (A)(E)	—	*	—
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	251		236
Mellon Residential Funding,
6.750%, 6-25-28	9		10

			246

Pharmaceuticals – 0.4%
Mylan Inc.,
6.000%, 11-15-18 (A)	1,500		1,524

Property & Casualty Insurance – 0.4%
Liberty Mutual Group, Inc.,
7.300%, 6-15-14 (A)	1,000		1,089
OneBeacon U.S. Holdings, Inc.,
5.875%, 5-15-13	200		209
XL Capital Finance (Europe) plc,
6.500%, 1-15-12	180		185

			1,483

Railroads – 0.8%
BNSF Funding Trust I,
6.613%, 12-15-55	2,985		3,097

Real Estate Operating Companies – 0.5%
Colonial Realty Limited Partnership,
5.500%, 10-1-15	1,830		1,917

Research & Consulting Services – 0.2%
Dun & Bradstreet Corporation (The),
2.875%, 11-15-15	705		705

Retail REITs – 0.4%
Developers Diversified Realty Corporation,
4.750%, 4-15-18	1,000		986
Westfield Group,
7.500%, 6-2-14 (A)	600		691

			1,677

Specialized Finance – 0.3%
International Lease Finance Corporation,
6.500%, 9-1-14 (A)	1,300		1,378

Specialized REITs – 0.9%
HCP, Inc.,
6.700%, 1-30-18	775		866
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	824		878
Nationwide Health Properties, Inc.:
6.250%, 2-1-13	600		638
6.000%, 5-20-15	1,000		1,095

			3,477

Systems Software – 0.4%
Oracle Corporation,
5.375%, 7-15-40 (A)	1,710		1,729

Tobacco – 0.9%
Altria Group, Inc.,
10.200%, 2-6-39	2,650	3,801

Wireless Telecommunication Service – 0.2%
Crown Castle International Corp.,
6.113%, 1-15-20 (A)	850	927

TOTAL CORPORATE DEBT SECURITIES – 47.3%		$188,782
(Cost: $201,984)

MUNICIPAL BONDS – TAXABLE
Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10-1-40	520	542

New Jersey – 0.2%
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2010C,
5.754%, 12-15-28	760	763

Washington – 0.3%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9-1-40	1,205	1,177

TOTAL MUNICIPAL BONDS – TAXABLE – 0.6%		$2,482
(Cost: $2,365)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
Federal Home Loan Mortgage Corporation,
3.750%, 6-28-13	420	448
Federal National Mortgage Association,
5.500%, 2-1-35	388	422

		870

Mortgage-Backed Obligations – 36.2%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	295	322
5.500%, 9-1-19	417	452
5.000%, 4-1-23	1,472	1,587
5.000%, 5-1-29	238	254
6.500%, 9-1-32	116	133
5.300%, 1-15-33	206	227
6.000%, 11-1-33	208	230
5.500%, 5-1-34	1,408	1,541
6.500%, 5-1-34	397	449
5.500%, 6-1-34	679	739
5.000%, 9-1-34	13	14
5.500%, 9-1-34	43	47
5.500%, 10-1-34	723	789
5.500%, 7-1-35	292	318
5.000%, 8-1-35	450	480
5.500%, 10-1-35	278	303
5.000%, 11-1-35	1,400	1,492
5.000%, 12-1-35	301	321
6.500%, 7-1-36	355	401
7.000%, 12-1-37	516	594
5.500%, 2-1-39	2,019	2,194
4.000%, 7-1-39 TBA	245	245
4.500%, 7-1-39 TBA	3,280	3,387
5.000%, 11-1-39	433	463
5.000%, 1-1-40	2,581	2,756
5.000%, 3-1-40	3,405	3,643
5.000%, 4-1-40	919	979
5.000%, 8-1-40	933	992
4.000%, 10-1-40	1,979	1,978
4.000%, 11-1-40	1,546	1,551
4.500%, 1-1-41	1,985	2,052
3.500%, 2-1-41	993	948

4.000%, 2-1-41	2,976	2,978
4.000%, 3-1-41	990	992
4.500%, 4-1-41	4,461	4,627
4.000%, 6-1-41	1,000	1,002
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	52	56
6.000%, 9-1-17	42	46
6.000%, 1-1-18	169	186
5.500%, 2-1-18	167	183
5.500%, 3-1-18	38	41
5.000%, 5-1-18	585	635
5.000%, 6-1-18	151	163
5.000%, 7-1-18	61	67
5.000%, 10-1-18	498	538
5.500%, 9-1-19	130	141
2.757%, 5-25-20	225	227
4.000%, 7-1-23 TBA	2,150	2,238
5.000%, 7-1-23	681	733
6.000%, 8-1-23	607	668
5.500%, 2-1-24	233	254
4.500%, 4-1-25	1,519	1,612
3.500%, 7-1-25 TBA	4,490	4,570
3.500%, 11-1-25	948	966
6.000%, 8-1-29	184	204
7.500%, 5-1-31	40	47
7.000%, 9-1-31	20	23
7.000%, 11-1-31	174	203
6.500%, 12-1-31	24	27
6.500%, 2-1-32	243	277
7.000%, 2-1-32	168	194
7.000%, 3-1-32	240	278
6.500%, 4-1-32	51	58
6.500%, 5-1-32	131	149
6.500%, 7-1-32	34	39
6.500%, 8-1-32	55	62
6.000%, 9-1-32	83	92
6.500%, 9-1-32	117	133
6.000%, 10-1-32	1,067	1,189
6.500%, 10-1-32	105	120
6.000%, 11-1-32	763	846
6.000%, 3-1-33	1,304	1,449
5.500%, 4-1-33	1,023	1,118
6.000%, 4-1-33	101	111
5.500%, 5-1-33	1,020	1,103
5.500%, 5-1-33	211	229
6.000%, 6-1-33	967	1,073
6.500%, 8-1-33	29	33
6.000%, 10-1-33	224	250
6.000%, 12-1-33	255	286
5.500%, 1-1-34	391	425
5.500%, 1-1-34	360	392
6.000%, 1-1-34	209	232
5.000%, 3-1-34	166	178
5.500%, 3-1-34	117	129
5.500%, 4-1-34	352	384
5.000%, 5-1-34	116	123
5.000%, 7-1-34	3,410	3,621
6.000%, 8-1-34	298	330
5.500%, 9-1-34	618	675
6.000%, 9-1-34	375	415
6.500%, 9-1-34	544	618
5.500%, 11-1-34	1,269	1,381
6.000%, 11-1-34	515	569
6.500%, 11-1-34	32	37
5.000%, 12-1-34	2,543	2,716
5.500%, 1-1-35	1,000	1,090
5.500%, 1-1-35	250	273
5.500%, 2-1-35	1,625	1,774
6.500%, 3-1-35	563	641
5.000%, 4-1-35	483	516
5.500%, 4-1-35	594	646
5.500%, 6-1-35	49	53
5.000%, 7-1-35	1,619	1,729
5.000%, 7-1-35	592	632
5.500%, 7-1-35	374	406
5.500%, 8-1-35	51	56
5.500%, 10-1-35	1,057	1,159

5.500%, 11-1-35	1,106	1,202
5.000%, 2-1-36	298	318
5.500%, 2-1-36	845	907
6.500%, 2-1-36	373	423
6.500%, 6-1-36	611	694
5.500%, 9-1-36	1,233	1,341
5.500%, 11-1-36	594	644
6.000%, 11-1-36	385	424
6.500%, 11-1-36	1,126	1,276
6.000%, 1-1-37	269	297
6.000%, 5-1-37	505	560
5.500%, 6-1-37	169	185
6.000%, 8-1-37	557	614
6.000%, 9-1-37	383	425
7.000%, 10-1-37	45	52
5.500%, 3-1-38	754	826
5.000%, 4-1-38	809	868
5.500%, 5-1-38	1,032	1,117
4.500%, 7-1-38 TBA	6,235	6,446
6.000%, 10-1-38	2,002	2,206
6.000%, 12-1-38	630	696
4.500%, 3-1-39	975	1,010
4.000%, 7-1-39 TBA	3,255	3,251
5.000%, 12-1-39	891	956
5.500%, 12-1-39	1,086	1,182
5.000%, 3-1-40	2,707	2,892
4.500%, 4-1-40	939	977
4.500%, 10-1-40	1,953	2,023
4.000%, 12-1-40	1,478	1,484
4.500%, 4-1-41	1,992	2,063
5.000%, 4-1-41	499	534
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.500%, 7-25-24	1,875	1,980
Government National Mortgage Association Agency REMIC/CMO:
4.650%, 7-16-31	1,393	1,473
0.516%, 3-16-34 (B)(D)	3,916	72
0.643%, 7-16-40 (B)(D)	1,531	31
0.000%, 3-16-42 (B)(D)	3,980	1
2.146%, 6-17-45 (B)(D)	13,852	368
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	117	134
5.000%, 7-15-33	545	595
2.629%, 9-16-33	897	913
5.000%, 7-15-34	475	518
5.500%, 12-15-34	705	780
5.000%, 1-15-35	827	901
5.000%, 12-15-35	1,072	1,168
5.500%, 7-15-38	616	681
5.500%, 10-15-38	493	548
5.500%, 2-15-39	426	471
4.000%, 7-1-39 TBA	3,480	3,543
5.000%, 7-1-39 TBA	2,000	2,110
5.000%, 12-15-39	282	308
5.000%, 1-15-40	2,685	2,925
5.000%, 7-15-40	909	987
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.213%, 2-15-25 (B)	148	171
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	44	51

		144,219

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 36.4%		$145,089
(Cost: $142,402)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 0.4%
United States Treasury Notes,
1.875%, 7-15-13 (F)	1,347	1,431

Treasury Obligations – 12.5%
United States Treasury Bonds:
5.375%, 2-15-31 (G)	1,775	2,080
4.750%, 2-15-41	10,335	10,986
United States Treasury Notes:
4.500%, 3-31-12	500	516
1.125%, 6-15-13	3,640	3,687
0.375%, 6-30-13	3,000	2,994
0.750%, 9-15-13	500	502
0.750%, 6-15-14	485	484
1.500%, 6-30-16	11,945	11,792
2.375%, 6-30-18	7,970	7,905
3.125%, 5-15-21	9,270	9,237

		50,183

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 12.9%		$51,614
(Cost: $51,529)

SHORT-TERM SECURITIES
Commercial Paper – 2.5%
Heinz (H.J.) Co.,
0.240%, 7-25-11 (H)	2,000	2,000
ITT Corporation,
0.000%, 7-1-11 (H)	5,000	5,000
PACCAR Financial Corp.,
0.090%, 7-14-11 (H)	3,000	3,000

		10,000

Commercial Paper (backed by irrevocable letter of credit) – 0.7%
Avon Capital Corp. (Avon Products, Inc.),
0.280%, 7-12-11 (H)	2,746	2,746

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (I)	342	342

Municipal Obligations – Taxable – 8.4%
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.),
0.050%, 7-1-11 (I)	14,428	14,428
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (Air Products and Chemicals, Inc.),
0.040%, 7-1-11 (I)	3,500	3,500
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.),
0.070%, 7-1-11 (I)	4,500	4,500
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.),
0.100%, 7-7-11 (I)	11,200	11,200

		33,628

TOTAL SHORT-TERM SECURITIES – 11.7%		$46,716
(Cost: $46,716)

TOTAL INVESTMENT SECURITIES – 109.0%		$435,002
(Cost: $445,311)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (9.0%)		(35,979)

NET ASSETS – 100.0%		$399,023

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	00000000	00000000	00000000
	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$319	$—	$—
Corporate Debt Securities	—	175,330	13,452
Municipal Bonds	—	2,482	—
United States Government Agency Obligations	—	145,089	—
United States Government Obligations	—	51,614	—
Short-Term Securities	—	46,716	—
Total	$319	$421,231	$13,452
Futures Contracts	$40	$—	$—
Liabilities
Futures Contracts	$79	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-11	$16,184
Net realized gain (loss)	(10)
Net unrealized appreciation (depreciation)	(250)
Purchases	—
Sales	(2,647)
Transfers into Level 3 during the period	874
Transfers out of Level 3 during the period	(699)

Ending Balance 6-30-11	$13,452

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(55)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $55,932 or 14.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security’s maturity date or December 31, 2012.

(D)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)	Securities serve as collateral for the following open futures contracts at June 30, 2011:

Description	Type	Expiration Date	Number of Contracts (Unrounded)	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10 Year Treasury Note	Short	9-21-11	221	$(27,035)	$(43)
U.S. 30 Year Treasury Bond	Short	9-21-11	54	(6,644)	40
U.S. 5 Year Treasury Note	Long	9-30-11	213	25,389	(36)
				$(8,290)	$(39)

(H)	Rate shown is the yield to maturity at June 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMBS = Collateralized Mortgage-Backed Security

CMO = Collateralized Mortgage Obligation

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$445,562

Gross unrealized appreciation	9,965
Gross unrealized depreciation	(20,525)
Net unrealized depreciation	$(10,560)

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 10.4%
Boeing Company (The)	105	$7,770
General Dynamics Corporation	63	4,702
Honeywell International Inc.	114	6,763
Precision Castparts Corp.	79	13,008

		32,243

Auto Parts & Equipment – 2.1%
Johnson Controls, Inc.	153	6,378

Automobile Manufacturers – 2.6%
Bayerische Motoren Werke AG (A)	80	7,959

Biotechnology – 2.4%
Amgen Inc. (B)	130	7,576

Brewers – 1.7%
Anheuser-Busch Inbev S.A., ADR	92	5,354

Broadcasting – 4.7%
CBS Corporation, Class B	523	14,904

Cable & Satellite – 3.8%
DirecTV Group, Inc. (The) (B)	104	5,301
Time Warner Cable Inc.	83	6,453

		11,754

Communications Equipment – 1.7%
Juniper Networks, Inc. (B)	172	5,417

Computer Hardware – 3.8%
Apple Inc. (B)	36	11,950

Computer Storage & Peripherals – 1.0%
NetApp, Inc. (B)	57	2,982

Construction & Farm Machinery & Heavy Trucks – 4.4%
Caterpillar Inc.	77	8,188
Cummins Inc.	53	5,442

		13,630

Consumer Finance – 3.2%
Capital One Financial Corporation	191	9,879

Department Stores – 3.0%
Macy’s Inc.	321	9,398

Fertilizers & Agricultural Chemicals – 1.1%
Monsanto Company	45	3,272

Health Care Equipment – 1.3%
Covidien plc	79	4,189

Hypermarkets & Super Centers – 1.8%
Costco Wholesale Corporation	68	5,524

Industrial Machinery – 1.7%
Parker Hannifin Corporation	58	5,231

Integrated Oil & Gas – 4.5%
ConocoPhillips	188	14,105

Integrated Telecommunication Services – 2.8%
AT&T Inc.	273	8,578

Investment Banking & Brokerage – 0.9%
Lazard Group LLC	77	2,853

Motorcycle Manufacturers – 4.6%
Harley-Davidson, Inc.	355	14,540

Oil & Gas Equipment & Services – 7.6%
Halliburton Company	211	10,767
National Oilwell Varco, Inc.	52	4,083
Schlumberger Limited	100	8,674

		23,524

Oil & Gas Exploration & Production – 1.9%
Noble Energy, Inc.	66	5,880

Other Diversified Financial Services – 2.2%
JPMorgan Chase & Co.	165	6,766

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	46	3,114

Personal Products – 2.1%
Estee Lauder Companies Inc. (The), Class A	63	6,651

Pharmaceuticals – 3.7%
Allergan, Inc.	59	4,906
Johnson & Johnson	95	6,319

		11,225

Railroads – 2.6%
Union Pacific Corporation	78	8,146

Restaurants – 2.0%
McDonald’s Corporation	72	6,088

Semiconductors – 5.4%
Broadcom Corporation, Class A	182	6,134
First Solar, Inc. (B)	32	4,246
Microchip Technology Incorporated	166	6,285

		16,665

Soft Drinks – 2.0%
Coca-Cola Company (The)	91	6,110

Systems Software – 2.1%
Oracle Corporation	199	6,536

Tobacco – 1.9%
Philip Morris International Inc.	88	5,907

TOTAL COMMON STOCKS – 98.0%		$304,328
(Cost: $255,718)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
Caterpillar Financial Services Corporation,
0.000%, 7-1-11 (C)	$2,000	2,000
Corporacion Andina de Fomento,
0.120%, 7-12-11 (C)	3,000	3,000
E.I. du Pont de Nemours and Company,
0.130%, 7-25-11 (C)	3,000	3,000
Kraft Foods Inc.,
0.000%, 7-1-11 (C)	3,040	3,040

		11,040

Master Note – 1.2%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (D)	3,808	3,808

TOTAL SHORT-TERM SECURITIES – 4.8%		$14,848
(Cost: $14,848)

TOTAL INVESTMENT SECURITIES – 102.8%		$319,176
(Cost: $270,566)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.8%)		(8,707)

NET ASSETS – 100.0%		$310,469

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$63,063	$7,959	$—
Other Sectors	233,306	—	—
Total Common Stocks	$296,369	$7,959	$—
Short-Term Securities	—	14,848	—
Total	$296,369	$22,807	$—

During the period ended June 30, 2011, securities totaling $7,959 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:
Cost	$270,840

Gross unrealized appreciation	50,225
Gross unrealized depreciation	(1,889)

Net unrealized appreciation	$48,336

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 2.7%
Primary Health Care Limited	2,275	$8,393

Belgium – 2.1% ageas N.V.	2,433	6,591

Brazil – 1.6%
HRT Participacoes Em Petroleo S.A. (A)	6	5,110

Canada – 2.4%
Fairfax Financial Holdings Limited	19	7,534

France – 2.9%
Carrefour S.A.	216	8,880

Germany – 1.7%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	35	5,304

Greece – 0.4%
Intralot S.A. Integrated Lottery Systems and Services	626	1,336

Hong Kong – 3.9%
First Pacific Company Limited	13,741	12,283

Indonesia – 0.0%
PT Salim Ivomas Pratama Tbk (A)	165	23

Ireland – 4.1%
Willis Group Holdings Limited	312	12,827

Italy – 3.6%
EXOR S.p.A.	360	11,264

Japan – 19.2%
Canon Inc.	208	9,894
Dai-ichi Mutual Life Insurance Company (The)	5	7,550
Honda Motor Co., Ltd.	405	15,607
Kirin Brewery Company, Limited	615	8,574
Sega Sammy Holdings Inc.	919	17,757

		59,382

Netherlands – 3.8%
TNT Express N.V. (A)	565	5,864
TNT N.V.	715	6,062

		11,926

Switzerland – 2.3%
Actelion Ltd	148	7,303

United Kingdom – 3.8%
BP plc, ADR	265	11,755

United States – 36.7%
American International Group, Inc. (A)	278	8,165
Bank of America Corporation	1,161	12,727
Chesapeake Energy Corporation	383	11,371
Citigroup Inc.	336	14,006
ConocoPhillips	120	9,049
Dell Inc. (A)	1,346	22,435
FedEx Corporation	76	7,203
GameStop Corp, Class A (A)	482	12,855
Microsoft Corporation	574	14,914
Viacom Inc., Class B	22	1,104

		113,829

TOTAL COMMON STOCKS – 91.2%		$283,740
(Cost: $238,376)

PREFERRED STOCKS – 3.7%

United States
Chesapeake Energy Corporation, 5.75% Cumulative (B)	9	$11,562

(Cost: $9,176)

WARRANTS – 1.8%

United States
JPMorgan Chase & Co.	409	$5,503

(Cost: $5,192)

SHORT-TERM SECURITIES	Principal

United States Government Agency Obligations – 2.6%
Freddie Mac Discount Notes:
0.100%, 10-3-11	$1,000	1,000
0.100%, 10-13-11	3,000	2,999
Fannie Mae Discount Notes:
0.060%, 9-13-11	1,340	1,340
0.080%, 10-4-11	2,900	2,899

		8,238

United States Government Obligations – 1.1%
United States Treasury Bills,
0.140%, 9-29-11	3,280	3,279

TOTAL SHORT-TERM SECURITIES – 3.7%		$11,517
(Cost: $11,517)

TOTAL INVESTMENT SECURITIES – 100.4%		$312,322
(Cost: $264,261)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)		(1,154)

NET ASSETS – 100.0%		$311,168

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$13,959	$34,701	$—
Consumer Staples	23	17,453	—
Energy	37,285	—	—
Financials	55,258	42,992	—
Health Care	—	15,696	—
Industrials	13,067	6,062	—
Information Technology	37,350	9,894	—
Total Common Stocks	$156,942	$126,798	$—
Preferred Stocks	—	11,562	—
Warrants	5,503	—	—
Short-Term Securities	—	11,517	—
Total	$162,445	$149,877	$—
Forward Foreign Currency Contracts	$—	$19	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1,593	$—

During the period ended June 30, 2011, securities totaling $111,327 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	State Street Global Markets	14,000	9-16-11	$—	$613
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	1,307,000	7-13-11	—	99
Sell	Japanese Yen	Toronto-Dominion Bank (The)	964,000	8-10-11	—	235
Sell	Japanese Yen	Scotia Capital Inc. (USA)	246,000	8-17-11	—	46
Sell	Japanese Yen	State Street Global Markets	755,000	10-5-11	19	—
Sell	Japanese Yen	Royal Bank of Canada	1,011,300	10-5-11	—	600
					$19	$1,593

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $11,562 or 3.7% of net assets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:
Cost	$265,123

Gross unrealized appreciation	60,968
Gross unrealized depreciation	(13,769)

Net unrealized appreciation	$47,199

SCHEDULE OF INVESTMENTS Ivy Dividend Opportunities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.9%
Boeing Company (The)	114	$8,399
General Dynamics Corporation	45	3,346
Honeywell International Inc.	90	5,384

		17,129

Asset Management & Custody Banks – 1.7%
T. Rowe Price Group, Inc.	98	5,922

Broadcasting – 1.2%
CBS Corporation, Class B	146	4,154

Casinos & Gaming – 2.8%
Wynn Resorts, Limited	69	9,973

Communications Equipment – 1.4%
QUALCOMM Incorporated	87	4,912

Construction & Engineering – 2.1%
Fluor Corporation	113	7,329

Construction & Farm Machinery & Heavy Trucks – 8.0%
Caterpillar Inc.	110	11,749
Cummins Inc.	56	5,821
Deere & Company	126	10,422

		27,992

Consumer Finance – 3.0%
Capital One Financial Corporation	204	10,551

Data Processing & Outsourced Services – 2.2%
Visa Inc., Class A	94	7,883

Diversified Banks – 2.3%
Wells Fargo & Company	284	7,975

Diversified Chemicals – 0.5%
Dow Chemical Company (The)	45	1,625

Diversified Metals & Mining – 3.1%
Rio Tinto plc, ADR	94	6,773
Southern Copper Corporation	124	4,079

		10,852

Electrical Components & Equipment – 2.5%
Emerson Electric Co.	155	8,738

Homebuilding – 1.3%
D.R. Horton, Inc.	385	4,435

Hotels, Resorts & Cruise Lines – 2.1%
Starwood Hotels & Resorts Worldwide, Inc.	129	7,221

Household Products – 1.9%
Colgate-Palmolive Company	43	3,732
Procter & Gamble Company (The)	44	2,813

		6,545

Industrial Conglomerates – 0.9%
General Electric Company	175	3,305

Industrial Gases – 0.5%
Air Products and Chemicals, Inc.	20	1,902

Industrial Machinery – 2.7%
Eaton Corporation	65	3,339
Ingersoll-Rand plc	136	6,194

		9,533

Integrated Oil & Gas – 2.3%
ConocoPhillips	25	1,844
Exxon Mobil Corporation	78	6,327

		8,171

Integrated Telecommunication Services – 1.6%
AT&T Inc.	184	5,767

Investment Banking & Brokerage – 2.3%
Goldman Sachs Group, Inc. (The)	61	8,158

Movies & Entertainment – 1.9%
Walt Disney Company (The)	169	6,602

Oil & Gas Drilling – 1.5%
Seadrill Limited	146	5,158

Oil & Gas Equipment & Services – 15.1%
Baker Hughes Incorporated	88	6,403
Halliburton Company	204	10,427
National Oilwell Varco, Inc.	189	14,793
Schlumberger Limited	248	21,437

		53,060

Oil & Gas Exploration & Production – 3.1%
Anadarko Petroleum Corporation	43	3,297
Apache Corporation	60	7,403

		10,700

Other Diversified Financial Services – 2.8%
JPMorgan Chase & Co.	242	9,914

Personal Products – 1.3%
Estee Lauder Companies Inc. (The), Class A	44	4,649

Pharmaceuticals – 3.1%
Johnson & Johnson	67	4,454
Merck & Co., Inc.	30	1,053
Pfizer Inc.	263	5,411

		10,918

Railroads – 3.9%
Norfolk Southern Corporation	55	4,117
Union Pacific Corporation	91	9,464

		13,581

Restaurants – 2.7%
McDonald’s Corporation	66	5,577
Starbucks Corporation	101	3,973

		9,550

Semiconductors – 3.9%
Microchip Technology Incorporated	354	13,425

Soft Drinks – 2.3%
Coca-Cola Company (The)	68	4,582
PepsiCo, Inc.	52	3,652

		8,234

Systems Software - 1.3%
Oracle Corporation	141	4,639

Tobacco – 3.7%
Altria Group, Inc.	129	3,402
Philip Morris International Inc.	140	9,328

		12,730

TOTAL COMMON STOCKS – 97.9%		$343,232
(Cost: $261,728)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.2%
Air Products and Chemicals, Inc., 0.100%, 7-11-11 (A)	$4,500	4,500
Sonoco Products Co., 0.260%, 7-5-11 (A)	3,479	3,479

		7,979

Commercial Paper (backed by irrevocable letter of credit) – 0.9%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)), 0.070%, 7-15-11 (A)	3,000	3,000

Master Note – 0.6%
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (B)	2,169	2,169

Municipal Obligations – Taxable – 2.2%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation), 0.040%, 7-1-11 (B)	3,000	3,000
Public Bldg Auth of Montgomery Cnty, TN, Adj Rate Pooled Fin, Rev Bonds (TN Cnty Loan Pool), Ser 2008 (Bank of America, N.A.), 0.080%, 7-1-11 (B)	4,510	4,510

		7,510

TOTAL SHORT-TERM SECURITIES – 5.9%		$20,658
(Cost: $20,658)

TOTAL INVESTMENT SECURITIES – 103.8%		$363,890
(Cost: $282,386)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.8%)		(13,279)

NET ASSETS – 100.0%		$350,611

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$343,232	$—	$—
Short-Term Securities	—	20,658	—
Total	$343,232	$20,658	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Rate shown is the yield to maturity at June 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June

30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$283,816

Gross unrealized appreciation	83,459
Gross unrealized depreciation	(3,385)

Net unrealized appreciation	$80,074

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 1.1%
BorgWarner Inc. (A)	19	$1,507

Coal & Consumable Fuels – 3.8%
Alpha Natural Resources, Inc. (A)	22	1,019
Arch Coal, Inc.	54	1,427
Cameco Corporation	31	821
Peabody Energy Corporation	34	1,982

		5,249

Construction & Engineering – 4.7%
Chicago Bridge & Iron Company N.V., NY Shares	45	1,737
Fluor Corporation	53	3,450
Jacobs Engineering Group Inc. (A)	32	1,388

		6,575

Construction & Farm Machinery & Heavy Trucks – 2.7%
Bucyrus International, Inc., Class A	14	1,311
Caterpillar Inc.	10	1,075
Cummins Inc.	14	1,407

		3,793

Diversified Metals & Mining – 1.4%
BHP Billiton Limited, ADR	21	1,973

Industrial Machinery – 1.3%
Gardner Denver, Inc.	21	1,786

Integrated Oil & Gas – 9.0%
ConocoPhillips	41	3,056
Exxon Mobil Corporation	45	3,682
Occidental Petroleum Corporation	38	3,978
Suncor Energy Inc.	45	1,740

		12,456

Oil & Gas Drilling – 5.7%
ENSCO International Incorporated	21	1,145
Helmerich & Payne, Inc.	56	3,679
Nabors Industries Ltd. (A)	55	1,352
Seadrill Limited	50	1,760

		7,936

Oil & Gas Equipment & Services – 31.2%
Baker Hughes Incorporated	68	4,930
Cameron International Corporation (A)	55	2,766
Core Laboratories N.V.	28	3,090
Dresser-Rand Group Inc. (A)	39	2,086
Dril-Quip, Inc. (A)	21	1,448
FMC Technologies, Inc. (A)	53	2,374
Halliburton Company	95	4,868
McDermott International, Inc. (A)	60	1,198
National Oilwell Varco, Inc.	89	6,956
Schlumberger Limited	74	6,402
Superior Energy Services, Inc. (A)	50	1,848
Tenaris S.A., ADR	64	2,940
Weatherford International Ltd. (A)	126	2,357

		43,263

Oil & Gas Exploration & Production – 29.5%
Anadarko Petroleum Corporation	53	4,066
Apache Corporation	34	4,237
Cabot Oil & Gas Corporation	27	1,817
CNOOC Limited, ADR	7	1,699
Concho Resources Inc. (A)	14	1,254
Continental Resources, Inc. (A)	62	4,002
Devon Energy Corporation	20	1,539
EOG Resources, Inc.	20	2,070
Forest Oil Corporation (A)	28	745
Kosmos Energy Ltd. (A)	78	1,323
Newfield Exploration Company (A)	58	3,932
Noble Energy, Inc.	30	2,669
Oasis Petroleum LLC (A)	91	2,711
Plains Exploration and Production Company (A)	41	1,565
Southwestern Energy Company (A)	93	4,003
St. Mary Land & Exploration Company	20	1,499
Ultra Petroleum Corp. (A)	41	1,864

		40,995

Oil & Gas Refining & Marketing – 1.2%
Clean Energy Fuels Corp. (A)	57	755
Gevo, Inc. (A)	60	948

		1,703

Oil & Gas Storage & Transportation – 6.1%
El Paso Corporation	138	2,784
El Paso Pipeline Partners, L.P.	50	1,727
Enbridge Inc.	80	2,607
Williams Companies, Inc. (The)	45	1,375

		8,493

Semiconductors – 1.1%
First Solar, Inc. (A)	11	1,508

TOTAL COMMON STOCKS – 98.8%		$137,237
(Cost: $92,834)

SHORT-TERM SECURITIES – 1.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (B)	$1,531	$1,531

(Cost: $1,531)

TOTAL INVESTMENT SECURITIES – 99.9%		$138,768
(Cost: $94,365)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		197

NET ASSETS – 100.0%		$138,965

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$137,237	$—	$—
Short-Term Securities	—	1,531	—
Total	$137,237	$1,531	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June

30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$97,588

Gross unrealized appreciation	42,302
Gross unrealized depreciation	(1,122)

Net unrealized appreciation	$41,180

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria – 1.0%
Andritz AG	24	$2,499

France – 12.6%
BNP Paribas	57	4,380
Compagnie de Saint-Gobain	25	1,620
Gemalto N.V.	50	2,388
Ingenico S.A.	84	4,088
LVMH Moet Hennessy – Louis Vuitton	10	1,797
Sanofi-Aventis	40	3,218
Schneider Electric S.A.	10	1,670
Societe Generale	30	1,777
Technip-Coflexip	15	1,608
Total S.A.	40	2,313
Vinci	120	7,700

		32,559

Germany – 20.6%
AIXTRON AG	40	1,365
Allianz AG, Registered Shares	10	1,394
Bayer AG	50	4,016
Commerzbank AG	930	4,005
Deutsche Bank AG	30	1,771
DEUTZ AG	300	2,965
DEUTZ AG (A)	200	1,976
Dialog Semiconductor plc (B)	250	4,560
Fresenius SE & Co. KGaA	13	1,357
HeidelbergCement AG	20	1,279
HeidelbergCement AG (A)	33	2,136
Linde AG	40	7,017
MorphoSys AG (B)	70	2,070
NORMA Group AG (A)(B)	125	3,671
ProSieben- Sat.1 Media AG (B)	40	1,139
Siemens AG	45	6,206
TOM TAILOR Holding AG (B)	50	1,014
Wirecard AG	300	5,369

		53,310

Ireland – 1.2%
Paddy Power plc	56	3,059

Italy – 6.8%
DiaSorin S.p.A.	31	1,481
ENEL S.p.A.	300	1,960
Saipem S.p.A.	150	7,747
Salvatore Ferragamo S.p.A. (A)(B)	300	4,481
YOOX S.p.A. (B)	100	1,841

		17,510

Luxembourg – 2.7%
Acergy S.A.	213	5,450
Tenaris S.A.	70	1,600

		7,050

Netherlands – 3.4%
ASML Holding N.V., Ordinary Shares	70	2,594
ING Groep N.V., Certicaaten Van Aandelen (B)	500	6,162

		8,756

Norway – 1.5%
StatoilHydro ASA	151	3,814

Portugal – 2.0%
Galp Energia, SGPS, S.A., Class B	220	5,247

Russia – 1.4%
Sberbank (Savings Bank of the Russian Federation)	1,000	3,688

Spain – 0.6%
Tecnicas Reunidas, S.A.	30	1,540

Switzerland – 10.0%
ARYZTA AG	66	3,495
BELIMO Holding AG, Registered Shares	1	1,462
Compagnie Financiere Richemont S.A.	70	4,587
Nestle S.A., Registered Shares	130	8,090
Swatch Group Ltd (The), Bearer Shares	5	2,524
Syngenta AG	5	1,690
TEMENOS Group AG (B)	125	3,855

		25,703

United Kingdom – 25.9%
Aggreko plc	80	2,479
Aurora Russia Limited (B)	1,557	981
Autonomy Corporation plc (B)	100	2,739
Barclays plc	608	2,495
BG Group plc	220	4,995
Britvic plc	350	2,218
Capita Group plc (The)	250	2,871
Compass Group plc	300	2,893
GlaxoSmithKline plc	150	3,215
HSBC Holdings plc	555	5,501
Imperial Tobacco Group plc	170	5,661
MAXjet Airways, Inc. (B)	150	—	*
MAXjet Airways, Inc. (B)	1,129	—	*
Prudential plc	250	2,887
Rio Tinto plc	85	6,138
Standard Chartered plc	100	2,627
Vodafone Group plc	2,000	5,303
Weir Group plc (The)	80	2,731
Xstrata plc	500	11,012

		66,746

TOTAL COMMON STOCKS – 89.7%		$231,481
(Cost: $185,687)

PREFERRED STOCKS – 4.0%
Germany
Volkswagen AG (A)	50	$10,340

(Cost: $4,360)

SHORT-TERM SECURITIES	Principal
Master Note – 1.8%
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (C)	$4,973	4,973

Municipal Obligations – Taxable – 3.9%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.070%, 7-1-11 (C)	2,000	2,000
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 0.040%, 7-1-11 (C)	3,571	3,571

Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A,
0.050%, 7-6-11 (C)	4,300	4,300

		9,871

TOTAL SHORT-TERM SECURITIES – 5.7%		$14,844
(Cost: $14,844)

TOTAL INVESTMENT SECURITIES – 99.4%		$256,665
(Cost: $204,891)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,566

NET ASSETS – 100.0%		$258,231

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,540	$15,794	$—
Consumer Staples	3,495	15,969	—
Financials	981	36,687	—
Health Care	2,070	13,287	—
Information Technology	3,671	26,959	—
Other Sectors	—	105,028	—
Total Common Stocks	$17,757	$213,724	$—
Preferred Stocks	—	10,340	—
Short-Term Securities	—	14,844	—
Total	$17,757	$238,908	$—

During the period ended June 30, 2011, securities totaling $218,100 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $22,604 or 8.8% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

For Federal income tax purposes, cost of investments owned at June

30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$207,119

Gross unrealized appreciation	57,835
Gross unrealized depreciation	(8,289)

Net unrealized appreciation	$49,546

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS – 0.1%	Shares	Value

Diversified Metals & Mining
Southern Copper Corporation	7	$221

(Cost: $205)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.5%
Bombardier Inc., 7.500%, 3-15-18 (A)	$1,200	1,344
Embraer Overseas Limited, 6.375%, 1-24-17	1,700	1,871

		3,215

Agricultural Products – 2.1%
CCL Finance Limited:
9.500%, 8-15-14	1,650	1,908
9.500%, 8-15-14 (A)	500	578
Corporacion Pesquera Inca S.A.C.,
9.000%, 2-10-17	1,700	1,764
Virgolino de Oliveira Finance Limited,
10.500%, 1-28-18 (A)	575	615

		4,865

Air Freight & Logistics – 0.2%
FedEx Corporation,
7.375%, 1-15-14	500	571

Airlines – 0.9%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12-1-20 (A)	784	843
GOL Finance:
9.250%, 7-20-20	600	636
TAM Capital 2 Inc.:
9.500%, 1-29-20	525	570

		2,049

Alternative Carriers – 0.3%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7-15-13	750	801

Asset Management & Custody Banks – 0.5%
Bhira Investments Limited,
8.500%, 4-27-71	1,100	1,137

Automotive Retail – 0.8%
TGI International Ltd.,
9.500%, 10-3-17	1,600	1,798

Brewers – 0.7%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (B)	BRL450	292
Anheuser-Busch InBev Worldwide Inc.,
3.000%, 10-15-12	$750	770
Miller Brewing Company,
5.500%, 8-15-13	500	541

		1,603

Broadcasting – 1.0%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 12-20-49 (C)	2,050	2,147
Grupo Televisa, S.A.,
8.000%, 9-13-11	150	152

		2,299

Coal & Consumable Fuels – 1.1%
Indo Energy Finance B.V.,
7.000%, 5-7-18 (A)	1,800	1,854
PT Adaro Indonesia,
7.625%, 10-22-19	500	555

		2,409

Construction & Engineering – 0.7%
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6-30-21 (A)	525	554
Odebrecht Finance Ltd.:
7.500%, 10-18-17	500	540
7.500%, 10-18-17 (A)	500	540

		1,634

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH,
7.875%, 3-30-20	365	398

Consumer Finance – 0.8%
Banco BMG S.A.,
9.150%, 1-15-16	990	1,045
SLM Corporation,
5.400%, 10-25-11	750	757

		1,802

Distillers & Vintners – 1.0%
Central European Distribution Corporation,
9.125%, 12-1-16 (A)	2,000	1,825
Diageo Capital plc,
7.375%, 1-15-14	250	287
Diageo Finance B.V.,
5.500%, 4-1-13	250	270

		2,382

Diversified Banks – 7.4%
Banco Bradesco S.A.,
4.125%, 5-16-16 (A)	1,850	1,861
Banco Cruzeiro do Sul S.A.,
8.500%, 2-20-15 (A)	1,500	1,523
Banco de Credito del Peru,
4.750%, 3-16-16 (A)	2,300	2,276
Banco Industrial e Comercial S.A.,
6.250%, 1-20-13 (A)	1,500	1,541
Banco Santander Brasil, S.A.,
4.500%, 4-6-15 (A)	750	763
Banco Santander Chile, S.A.:
5.375%, 12-9-14	250	262
3.750%, 9-22-15 (A)	1,450	1,461
3.750%, 9-22-15	300	302
Bancolombia S.A.,
4.250%, 1-12-16 (A)	1,700	1,709
ICICI Bank Limited:
5.750%, 1-12-12 (A)	500	511
5.750%, 1-12-12	250	256
6.625%, 10-3-12	250	263
4.750%, 11-25-16 (A)	1,250	1,247
SB Capital S.A.,
5.930%, 11-14-11	500	508
Sberbank Rossii OAO,
6.480%, 5-15-13	1,000	1,074
State Bank of India,
4.500%, 10-23-14	1,000	1,032
VTB Capital S.A.,
6.609%, 10-31-12	250	265

		16,854

Diversified Chemicals – 0.5%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,159

Diversified Metals & Mining – 2.9%
Anglo American Capital plc,
9.375%, 4-8-14	500	598
Raspadskaya Securities Limited,
7.500%, 5-22-12	1,400	1,438

Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	750	900
Southern Peru Copper Corporation,
6.375%, 7-27-15 (A)	275	303
Suzano Trading Ltd,
5.875%, 1-23-21 (A)	1,400	1,360
Teck Cominco Limited,
7.000%, 9-15-12	500	532
Teck Resources Limited,
9.750%, 5-15-14	500	605
Vedanta Resources plc,
8.750%, 1-15-14	800	858

		6,594

Electric Utilities – 6.2%
Allegheny Energy, Inc.,
8.250%, 4-15-12 (A)	1,500	1,581
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12-15-16	1,050	1,019
DPL Inc.,
6.875%, 9-1-11	500	505
EEB International Ltd.,
8.750%, 10-31-14	2,250	2,389
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10-25-22 (A)	955	962
ENEL Finance International S.A.,
3.875%, 10-7-14 (A)	500	516
FirstEnergy Corp.,
6.450%, 11-15-11	275	280
Majapahit Holding B.V.,
7.750%, 10-17-16	1,200	1,392
Monongahela Power Company,
7.950%, 12-15-13 (A)	1,000	1,133
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,043
PPL Energy Supply, LLC:
6.400%, 11-1-11	500	509
6.300%, 7-15-13	500	544
Rural Electrification Corporation Limited,
4.250%, 1-25-16	1,675	1,653
Southern Power Company,
6.250%, 7-15-12	500	526
Tata Electric Companies,
8.500%, 8-19-17	250	279

		14,331

Food Distributors – 1.4%
Cargill, Inc.,
6.375%, 6-1-12 (A)	1,000	1,052
Olam International Limited,
7.500%, 8-12-20	2,300	2,241

		3,293

Forest Products – 0.2%
Celulosa Arauco y Constitucion S.A.,
7.750%, 9-13-11	500	506

Gas Utilities – 0.9%
National Fuel Gas Company,
6.700%, 11-21-11	1,000	1,022
Transportadora de Gas del Sur S.A.,
7.875%, 5-14-17	997	967

		1,989

Health Care Facilities – 0.3%
HCA Inc.,
6.750%, 7-15-13	300	313
HealthSouth Corporation,
10.750%, 6-15-16	329	347

		660

Homebuilding – 1.1%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	1,600	1,635
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4-19-16	1,000	1,025

		2,660

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15	2,150	2,263

Household Products – 0.3%
Clorox Co.,
5.450%, 10-15-12	700	739

Independent Power Producers & Energy Traders – 2.6%
China Resources Power Holdings Company Limited,
3.750%, 8-3-15	1,800	1,769
Empresa Nacional de Electricidad S.A.,
8.350%, 8-1-13	1,500	1,674
Listrindo Capital B.V.:
9.250%, 1-29-15 (A)	650	712
9.250%, 1-29-15	600	657
TransAlta Corporation,
5.750%, 12-15-13	1,000	1,090

		5,902

Industrial Conglomerates – 1.0%
Jaiprakash Associates Limited, Convertible,
0.000%, 9-12-12 (D)	1,600	2,128

Industrial Machinery – 0.1%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	274

Integrated Oil & Gas – 1.7%
Cenovus Energy Inc.,
4.500%, 9-15-14	500	542
Empresa Nacional del Petroleo,
6.750%, 11-15-12 (A)	750	800
Gazprom International S.A.,
7.201%, 2-1-20	802	889
Gazstream S.A.,
5.625%, 7-22-13	326	340
Petro-Canada,
4.000%, 7-15-13	500	527
PF Export Receivables Master Trust,
6.436%, 6-1-15	202	215
PF Export Receivables Master Trust, Senior Trust Certificates, Series 2003-A,
6.436%, 6-1-15 (A)	484	516

		3,829

Investment Banking & Brokerage – 0.5%
Morgan Stanley,
0.500%, 2-11-16 (B)(E)(F)	CNY7,600	1,157

IT Consulting & Other Services – 0.5%
iGATE Corporation,
9.000%, 5-1-16 (A)	$1,200	1,212

Marine – 0.7%
SCF Capital Limited:
5.375%, 10-27-17 (A)	1,000	1,001
5.375%, 10-27-17	600	603

		1,604

Marine Ports & Services – 0.4%
Novorossiysk Port Capital S.A.,
7.000%, 5-17-12	1,000	1,029

Multi-Utilities – 2.6%
Abu Dhabi National Energy Company PJSC:
5.620%, 10-25-12	1,000	1,046
6.600%, 8-1-13	1,000	1,083
Aquila, Inc.,
11.875%, 7-1-12 (F)	500	551
Black Hills Corporation:
6.500%, 5-15-13	1,500	1,621
9.000%, 5-15-14	1,400	1,622
Veolia Environment,
5.250%, 6-3-13	250	268

		6,191

Office Electronics – 0.1%
Xerox Corporation,
5.500%, 5-15-12	250	260

Oil & Gas Drilling – 2.2%
Lancer Finance Company (SPV) Limited,
5.850%, 12-12-16 (A)	1,126	1,135
Noble Group Limited:
8.500%, 5-30-13	1,300	1,443
4.875%, 8-5-15	1,400	1,464
Weatherford International, Inc.,
5.950%, 6-15-12	1,000	1,042

		5,084

Oil & Gas Exploration & Production – 4.2%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	500	552
Essar Energy Investment Limited, Convertible,
4.250%, 2-1-16	2,000	1,759
Novatek Finance Limited,
5.326%, 2-3-16 (A)	2,200	2,265
Pacific Rubiales Energy Corp.,
8.750%, 11-10-16 (A)	2,000	2,255
Pan American Energy LLC:
7.750%, 2-9-12	275	283
7.875%, 5-7-21 (A)	1,000	1,060
7.875%, 5-7-21	500	530
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.832%, 9-30-16	841	916

		9,620

Oil & Gas Storage & Transportation – 2.8%
DCP Midstream, LLC,
9.700%, 12-1-13 (A)	500	585
Energy Transfer Partners, L.P.,
5.650%, 8-1-12	1,000	1,047
Maritimes & Northeast Pipeline, L.L.C.:
7.500%, 5-31-14	919	999
7.500%, 5-31-14 (A)	459	499
Midcontinent Express Pipeline LLC,
5.450%, 9-15-14	560	614
ONEOK Partners, L.P.,
5.900%, 4-1-12	500	519
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	500	568
TransCapital Limited:
7.700%, 8-7-13	500	555
5.670%, 3-5-14 (A)	500	533
Transneft,
6.103%, 6-27-12	500	521

		6,440

Packaged Foods & Meats – 2.6%
BFF International Limited,
7.250%, 1-28-20 (A)	2,000	2,145
Bunge Limited Finance Corp.,
5.350%, 4-15-14	300	323
Cadbury Schweppes US Finance LLC,
5.125%, 10-1-13 (A)	1,000	1,083
Cosan Finance Limited,
7.000%, 2-1-17	128	138
JBS Finance II Ltd.,
8.250%, 1-29-18 (A)	1,300	1,326
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5-1-14	450	518
Kraft Foods Inc.,
6.000%, 2-11-13	250	270

		5,803

Paper Products – 2.0%
Fibria Overseas Finance Ltd.:
7.500%, 5-4-20 (A)	1,196	1,302
6.750%, 3-3-21 (A)	160	168
International Paper Company,
7.400%, 6-15-14	400	455
Inversiones CMPC S.A.,
4.750%, 1-19-18 (A)	1,925	1,922
IRSA Inversiones y Representaciones S.A.,
8.500%, 2-2-17	625	622

		4,469

Pharmaceuticals – 0.2%
Novartis Capital Corporation,
4.125%, 2-10-14	500	539

Precious Metals & Minerals – 0.4%
ALROSA Finance S.A.,
8.875%, 11-17-14	850	973

Publishing – 0.2%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	375

Railroads – 0.3%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	300	314
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	250	291

		605

Restaurants – 0.4%
Arcos Dorados B.V.,
7.500%, 10-1-19 (A)	750	814

Soft Drinks – 0.1%
PepsiAmericas, Inc.,
5.750%, 7-31-12	200	211

Steel – 1.1%
ArcelorMittal,
9.000%, 2-15-15	500	597
Evraz Group S.A.,
8.875%, 4-24-13	1,800	1,953

		2,550

Tobacco – 0.3%
B.A.T. International Finance plc,
8.125%, 11-15-13	500	574

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5-15-14 (A)	700	721
CITIC Resources Holdings Limited:
6.750%, 5-15-14	700	721

		1,442

Wireless Telecommunication Service – 2.3%
America Movil, S.A.B. de C.V.:
5.500%, 3-1-14	500	549
3.625%, 3-30-15	800	838
Indosat Palapa Company B.V.,
7.375%, 7-29-20 (A)	250	278
Mobile TeleSystems Finance S.A.,
8.000%, 1-28-12	600	619
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (B)	RUB6,000	220
Open Joint Stock Company “Vimpel-Communications”,
8.375%, 10-22-11	$250	255
Vimpel-Communications,
6.493%, 2-2-16 (A)	1,775	1,828
VIP Finance Ireland Limited,
8.375%, 4-30-13	550	593

		5,180

TOTAL CORPORATE DEBT SECURITIES – 63.9%		$146,276
(Cost: $140,802)

OTHER GOVERNMENT SECURITIES
Argentina – 1.2%
City of Buenos Aires,
12.500%, 4-6-15	1,000	1,133
Compania Latinoamericana de Infraestructura & Servicios S.A.:
9.750%, 5-10-12	410	406
9.500%, 12-15-16	815	793

Province of Buenos Aires (The),
11.750%, 10-5-15	650	679

		3,011

Russia – 0.2%
Open Joint Stock Company “Russian Railroads”,
8.500%, 7-6-11 (B)	RUB10,000	358

Supranational – 1.4%
Central American Bank for Economic Integration:
4.875%, 1-15-12	$500	508
4.875%, 1-15-12 (A)	500	508
5.375%, 9-24-14	1,000	1,083
Corporacion Andina de Fomento,
6.875%, 3-15-12	1,000	1,038

		3,137

TOTAL OTHER GOVERNMENT SECURITIES – 2.8%		$6,506
(Cost: $6,461)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 2.0%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5-15-24	348	366
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 1-15-38 (G)	1,981	410
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.000%, 11-15-36	345	362
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1-25-19	293	307
5.000%, 6-25-22 (G)	467	35
4.000%, 7-15-23 (G)	5,103	584
4.000%, 12-15-23 (G)	1,399	172
4.000%, 2-15-24 (G)	1,991	229
4.000%, 4-15-24 (G)	1,810	200
4.000%, 9-25-24	304	318
5.000%, 2-25-35	190	199
3.500%, 9-25-39	346	357
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	313	336
5.000%, 8-1-23	143	153
Government National Mortgage Association Agency REMIC/CMO,
4.500%, 11-20-36 (G)	2,085	322
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	210	226

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.0%		$4,576
(Cost: $4,889)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 17.2%
United States Treasury Notes:
1.125%, 12-15-11	10,000	10,046
0.625%, 7-31-12	1,850	1,858
1.375%, 2-15-13	15,000	15,237
0.750%, 8-15-13	1,850	1,860
1.750%, 7-31-15	1,980	2,012
2.375%, 7-31-17	1,980	2,000
3.500%, 5-15-20	1,980	2,065
2.625%, 11-15-20	4,500	4,330

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.2%		$39,408
(Cost: $39,060)

SHORT-TERM SECURITIES
Commercial Paper – 7.0%
Clorox Co.,
0.240%, 7-11-11 (H)	4,000	4,000
Harley-Davidson Funding Corp.,
0.310%, 7-26-11 (H)	3,700	3,699
Novartis Finance Corp.,
0.000%, 7-1-11 (H)	2,000	2,000
PACCAR Financial Corp.,
0.110%, 7-11-11 (H)	4,000	4,000
Wisconsin Electric Power Co.,
0.000%, 7-1-11 (H)	2,341	2,341

		16,040

Commercial Paper (backed by irrevocable letter of credit) – 3.5%
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
0.090%, 7-5-11 (H)	4,000	4,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.090%, 7-7-11 (H)	4,000	4,000

		8,000

Master Note – 2.1%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (I)	4,794	4,794

TOTAL SHORT-TERM SECURITIES – 12.6%		$28,834
(Cost: $28,834)

TOTAL INVESTMENT SECURITIES – 98.6%		$225,821
(Cost: $220,251)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		3,108

NET ASSETS – 100.0%		$228,929

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$221	$—	$—
Corporate Debt Securities	—	142,207	4,069
Other Government Securities	—	5,307	1,199
United States Government Agency Obligations	—	4,576	—
United States Government Obligations	—	39,408	—
Short-Term Securities	—	28,834	—
Total	$221	$220,332	$5,268
Forward Foreign Currency Contracts	$—	$165	$—
Liabilities
Forward Foreign Currency Contracts	$—	$479	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Other Government Securities
Beginning Balance 4-1-11	$3,101	$1,200
Net realized gain (loss)	(2)	—
Net unrealized appreciation (depreciation)	12	(1)
Purchases	—	—
Sales	(89)	—
Transfers into Level 3 during the period	1,047	—
Transfers out of Level 3 during the period	—	—
Ending Balance 6-30-11	$4,069	$1,199
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$18	$(1)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Chinese Yuan Renminbi	Citibank, N.A.	27,500	9-19-11	$76	$—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	5,600	12-7-11	34	—
Buy	Chinese Yuan Renminbi	Citibank, N.A.	10,100	12-7-11	—	36
Buy	Chinese Yuan Renminbi	Deutsche Bank AG	25,500	12-3-12	39	—

Buy	Chinese Yuan Renminbi	Deutsche Bank AG	6,400	1-24-13	6	—
Buy	Chinese Yuan Renminbi	Goldman Sachs International	15,000	3-25-13	10	—
Buy	Chinese Yuan Renminbi	Goldman Sachs International	7,000	6-13-13	—	5
Buy	Chinese Yuan Renminbi	Goldman Sachs International	3,500	6-24-13	—	1
Sell	Euro	Deutsche Bank AG	6,520	8-22-12	—	433
Sell	Japanese Yen	Deutsche Bank AG	471,300	2-10-12	—	4
					$165	$479

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $52,620 or 23.0% of net assets.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CNY - Chinese Yuan Renminbi and RUB - Russian Ruble).

(C)	This security currently pays the stated rate but this rate will increase in the future.

(D)	Zero coupon bond.

(E)	Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(G)	Interest Only Security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at June 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$220,251

Gross unrealized appreciation	6,778
Gross unrealized depreciation	(1,208)

Net unrealized appreciation	$5,570

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.8%
Newcrest Mining Limited	2,750	$111,429

Bermuda – 0.3%
Petra Diamonds Limited (A)	15	38
Petra Diamonds Limited (A)(B)	7,585	19,493

		19,531

Brazil – 3.5%
Companhia de Saneamento de Minas Gerais	1,500	30,084
Companhia Energetica de Minas Gerais – CEMIG, ADR	2,000	41,280
Petroleo Brasileiro S.A. – Petrobras, ADR	1,000	33,860
Suzano Bahia Sul Papel E Celulose S.A.	12,000	86,732
Tractebel Energia S.A.	1,500	26,153

		218,109

Canada – 15.0%
Advantage Oil & Gas Ltd. (A)	3,171	25,115
Agrium Inc.	750	65,820
Athabasca Oil Sands Corp. (A)	3,500	55,161
Barrick Gold Corporation	1,000	45,290
Cameco Corporation	350	9,232
Canadian Natural Resources Limited	2,250	94,321
Cenovus Energy Inc.	1,000	37,742
Connacher Oil and Gas Limited (A)	12,000	13,064
First Quantum Minerals Ltd.	1,300	189,545
Goldcorp Inc.	600	28,962
IAMGOLD Corporation	2,000	37,617
Lake Shore Gold Corp. (A)	12,000	34,963
Neo Material Technologies Inc. (A)	2,500	24,055
Niko Resources Ltd.	250	15,607
Potash Corporation of Saskatchewan Inc.	2,250	128,228
Progress Energy Resources Corp.	1,092	15,550
Southern Pacific Resource Corp. (A)	5,000	8,036
Suncor Energy Inc.	1,500	58,790
Teck Cominco Limited	750	38,120
Uranium One Inc.	6,000	16,548

		941,766

Cayman Islands – 0.5%
Eurasia Drilling Company Limited, GDR	200	5,900
JinkoSolar Holding Co., Ltd., ADR (A)	600	15,912
Vantage Drilling Company, Units (A)	4,000	7,280

		29,092

Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., ADR	125	8,090

China – 6.1%
China High Speed Transmission Equipment Group Co., Ltd.	3,620	4,016
China Metal Recycling (Holdings) Limited	55,000	67,101
GCL-Poly Energy Holdings Limited	200,000	104,146
Hidili Industry International Development Limited, ADR	20,000	17,361
Sino-Forest Corporation, Class A (A)(C)	15,000	49,769
Trina Solar Limited, ADR (A)	3,750	84,076

Yingli Green Energy Holding Company Limited, ADR (A)	5,625	51,806

		378,275

Cyprus – 0.1%
Buried Hill Energy (Cyprus) Public Company Limited (A)(D)	3,630	7,260

Hong Kong – 0.7%
China Longyuan Power Group Corporation Limited, H Shares	25,000	24,254
China Vanadium Titano-Magnetite Mining Company Limited, H Shares	15,000	5,774
Guangdong Investment Limited	22,000	11,778

		41,806

India – 2.0%
Adani Enterprises Limited	1,500	24,025
Infrastructure Development Finance Company Limited (A)	10,000	29,461
Shree Renuka Sugars Limited	9,000	13,472
Sterlite Industries (India) Limited	15,000	56,582

		123,540

Indonesia – 0.8%
PT Adaro Energy Tbk	125,000	35,827
PT Harum Energy Tbk	5,000	5,581
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	25,000	6,801

		48,209

Israel – 0.9%
Israel Chemicals Ltd.	3,500	55,853

Japan – 2.0%
Mitsubishi Corporation	5,000	124,889

Norway – 0.0%
DNO International ASA (A)	2,000	2,285

Russia – 3.4%
Mechel OAO, ADR	1,050	9,062
Mechel Steel Group OAO, ADR	4,250	101,532
Open Joint Stock Company “RusHydro”, ADR	2,500	12,027
Open Joint Stock Company Gazprom, ADR	6,000	87,588

		210,209

Singapore – 0.3%
Indofood Agri Resources Ltd. (A)	12,000	15,607

South Korea – 2.4%
LG Chem, Ltd.	240	110,291
OCI Company Ltd.	100	37,927

		148,218

Thailand – 0.7%
Banpu Public Company Limited	2,000	46,740

United Kingdom – 9.1%
Antofagasta plc	1,500	33,567
Chariot Oil & Gas Limited (A)	2,800	8,336

ENSCO International Incorporated	900	47,970
Hochschild Mining plc, ADR	700	5,159
Randgold Resources Limited, ADR	750	63,038
Rio Tinto plc	1,500	108,309
Xstrata plc	13,750	302,850

		569,229

United States – 35.6%
Alpha Natural Resources, Inc. (A)	3,000	136,320
Arch Coal, Inc.	1,000	26,660
Baker Hughes Incorporated	800	58,048
Boise Inc.	2,000	15,580
Brigham Exploration Company (A)	250	7,483
Cabot Oil & Gas Corporation	3,500	232,085
Cameron International Corporation (A)	2,600	130,754
Celanese Corporation, Series A	2,250	119,948
Chart Industries, Inc. (A)	400	21,592
Cliffs Natural Resources Inc.	900	83,205
CONSOL Energy Inc.	236	11,456
El Paso Corporation	4,000	80,800
Energy XXI (Bermuda) Limited (A)	300	9,966
GeoResources, Inc. (A)	100	2,249
Halliburton Company (E)	6,500	331,500
Hess Corporation	200	14,952
International Paper Company	2,250	67,095
Kodiak Oil & Gas Corp. (A)	8,000	46,160
Occidental Petroleum Corporation (E)	1,150	119,646
Peabody Energy Corporation	475	27,982
Petrohawk Energy Corporation (A)	13,500	333,044
Plains Exploration and Production Company (A)	3,000	114,360
Schlumberger Limited (E)	1,300	112,320
Solutia Inc. (A)	750	17,138
Tronox Incorporated (A)	19	2,688
Walter Industries, Inc.	375	43,425
Williams Companies, Inc. (The)	1,750	52,938
Zhongpin Inc. (A)	500	5,240

		2,224,634

TOTAL COMMON STOCKS – 85.3%		$5,324,771
(Cost: $4,241,056)

PREFERRED STOCKS
Brazil – 0.3%
Bradespar S.A.	750	18,862

Russia – 0.5%
Mechel	2,000	29,500

United States – 0.1%
Konarka Technologies, Inc., 8.0% Cumulative (A)(D)	3,500	8,820

TOTAL PREFERRED STOCKS – 0.9%		$57,182
(Cost: $50,681)
CALL OPTIONS	Number of Contracts (Unrounded)
Baker Hughes Incorporated,
$50.00, Expires 1-23-12	15,000	35,700
Barrick Gold Corporation,
$35.00, Expires 1-23-12	55,000	60,363
Canadian Natural Resources Ltd,
$30.00, Expires 1-23-12	25,000	31,000
El Paso Corporation,
$7.50, Expires 1-23-12	30,000	37,875
International Paper Company,
$17.50, Expires 1-23-12	45,000	55,913

Occidental Petroleum Corporation:
$60.00, Expires 1-23-12	14,000	62,299
$70.00, Expires 1-23-12	4,000	14,010
Rio Tinto plc, ADR,
$50.00, Expires 1-23-12	15,000	34,125
Schlumberger Limited,
$60.00, Expires 1-23-12	10,000	27,125
Suncor Energy Inc.,
$25.00, Expires 1-23-12	40,000	57,500
Williams Companies, Inc. (The):
$20.00, Expires 8-22-11	10,000	10,200
$17.50, Expires 1-23-12	45,000	57,600

TOTAL CALL OPTIONS – 7.8%		$483,710
(Cost: $436,239)

CORPORATE DEBT SECURITIES – 0.1%	Principal
Brazil
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (B)(F)(G)	BRL10,692	$4,467

(Cost: $4,960)
PUT OPTIONS	Number of Contracts (Unrounded)
Energy Select Sector SPDR,
$90.00, Expires 9-19-11	40,000	60,100
Materials Select Sector SPDR,
$46.00, Expires 9-19-11	15,000	10,988
S&P Metals & Mining SPDR,
$80.00, Expires 9-19-11	10,000	11,325

TOTAL PUT OPTIONS – 1.3%		$82,413
(Cost: $96,731)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.4%
Air Products and Chemicals, Inc.,
0.100%, 7-6-11 (H)	$3,000	3,000
American Honda Finance Corp.,
0.100%, 7-7-11 (H)	29,000	28,999
Citigroup Funding Inc.,
0.110%, 7-7-11 (H)	25,000	24,999
Corporacion Andina de Fomento,
0.110%, 7-5-11 (H)	15,000	15,000
Danaher Corporation:
0.000%, 7-1-11 (H)	9,490	9,490
0.110%, 7-22-11 (H)	10,000	9,999
E.I. du Pont de Nemours and Company:
0.120%, 7-6-11 (H)	5,000	5,000
0.140%, 7-12-11 (H)	18,000	17,999
0.140%, 7-14-11 (H)	20,000	19,999
Novartis Finance Corp.,
0.000%, 7-1-11 (H)	6,000	6,000
PACCAR Financial Corp.:
0.100%, 7-5-11 (H)	8,500	8,500
0.110%, 7-7-11 (H)	6,000	6,000
0.110%, 7-11-11 (H)	8,000	8,000
0.070%, 7-15-11 (H)	6,000	6,000
Prudential Funding LLC,
0.000%, 7-1-11 (H)	5,455	5,455
Target Corporation,
0.080%, 7-18-11 (H)	7,650	7,650
Wisconsin Electric Power Co.:
0.130%, 7-7-11 (H)	23,000	22,999
0.110%, 7-8-11 (H)	4,600	4,600

		209,689

Commercial Paper (backed by irrevocable letter of credit) –0.4%
COFCO Capital Corp. (Rabobank Nederland), 0.210%, 8-5-11 (H)	10,000	9,998
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.), 0.090%, 7-5-11 (H)	15,000	15,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)), 0.070%, 7-15-11 (H)	2,000	2,000

		26,998

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (I)	2,699	2,699

Municipal Obligations – Taxable – 0.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I ), Ser 2005 I (United States Government), 0.090%, 7-7-11 (I)	4,150	4,150
NYC GO Bonds, Fiscal 2006 Ser E (Bank of America, N.A.), 0.090%, 7-1-11 (I)	20,000	20,000
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.), 0.100%, 7-7-11 (I)	4,100	4,100
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.020%, 7-1-11 (I)	5,000	5,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A, 0.050%, 7-6-11 (I)	2,000	2,000

		35,250

TOTAL SHORT-TERM SECURITIES – 4.4%		$274,636
(Cost: $274,636)

TOTAL INVESTMENT SECURITIES – 99.8%		$6,227,179
(Cost: $5,104,303)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		10,290

NET ASSETS – 100.0%		$6,237,469

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$5,240	$35,880	$—
Energy	2,388,825	90,433	7,260
Financials	—	29,461	—
Industrials	21,592	152,930	—
Information Technology	151,793	104,146	—
Materials	1,259,902	931,735	—
Utilities	109,543	36,031	—
Total Common Stocks	$3,936,895	$1,380,616	$7,260
Preferred Stocks	18,862	29,500	8,820
Call Options	483,710	—	—
Corporate Debt Securities	—	—	4,467
Put Options	82,413	—	—
Short-Term Securities	—	274,636	—
Total	$4,521,880	$1,684,752	$20,547
Forward Foreign Currency Contracts	$—	$6,979	$—
Liabilities
Forward Foreign Currency Contracts	$—	$7,720	$—
Futures Contracts	15,429	—	—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities
Beginning Balance 4-1-11	$7,260	$12,565	$5,773
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	—	(3,745)	(1,306)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	—	—	—
Transfers out of Level 3 during the period	—	—	—
Ending Balance 6-30-11	$7,260	$8,820	$4,467
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$—	$(3,745)	$(1,306)

During the period ended June 30, 2011, securities totaling $1,301,133 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:
Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Brazilian Real	Royal Bank of Canada	21,500	7-15-11	$—	$1,064
Sell	Brazilian Real	Royal Bank of Canada	21,500	7-22-11	—	669
Sell	Brazilian Real	Bank of New York Mellon (The)	15,300	7-29-11	—	252
Sell	Brazilian Real	Toronto-Dominion Bank (The)	30,900	8-12-11	—	769
Sell	Brazilian Real	Toronto-Dominion Bank (The)	42,200	9-2-11	—	385
Sell	British Pound	Canadian Imperial Bank of Commerce	32,700	7-15-11	—	115
Sell	British Pound	State Street Global Markets	46,800	7-22-11	821	—
Sell	British Pound	Royal Bank of Canada	91,700	8-12-11	3,498	—
Sell	British Pound	Toronto-Dominion Bank (The)	23,500	8-19-11	209	—
Sell	British Pound	Bank of New York Mellon (The)	60,200	9-16-11	1,949	—

Sell	British Pound	Bank of New York Mellon (The)	14,900	9-23-11	113	—
Sell	Canadian Dollar	Bank of New York Mellon (The)	100,900	7-22-11	159	—
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	64,400	8-19-11	—	188
Sell	Canadian Dollar	Bank of New York Mellon (The)	70,000	8-26-11	—	425
Sell	Canadian Dollar	Bank of New York Mellon (The)	36,200	9-16-11	—	859
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	71,000	9-23-11	—	1,363
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	3,415,000	7-13-11	—	1,614
Sell	Japanese Yen	Bank of New York Mellon (The)	1,000,000	8-17-11	—	17
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	2,340,000	8-31-11	119	—
Sell	Japanese Yen	Canadian Imperial Bank of Commerce	2,490,000	9-28-11	108	—
Sell	Japanese Yen	State Street Global Markets	135,000	10-5-11	3	—
					$6,979	$7,720

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration,normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $23,960 or 0.4% of net assets.

(C)	Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(D)	Restricted securities. At June 30, 2011, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-17-08	3,630	$6,183	$7,260
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	8,820
			$17,033	$16,080

The total value of these securities represented 0.3% of net assets at June 30, 2011.

(E)	Securities serve as collateral for the following open futures contracts at June 30, 2011:

Description	Type	Expiration Date	Number of Contracts (Unrounded)	Market Value	Unrealized Depreciation
S&P/Toronto Stock Exchange 60 Index	Short	9-16-11	1,500	$(237,088)	$(6,362)
S&P 500 E-mini	Short	9-17-11	3,500	(230,213)	(9,067)
				$(467,301)	$(15,429)

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(H)	Rate shown is the yield to maturity at June 30, 2011.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

For Federal income tax purposes, cost of investments owned

at June 30, 2011 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$5,309,196

Gross unrealized appreciation	1,295,956
Gross unrealized depreciation	(377,973)

Net unrealized appreciation	$917,983

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS – 0.0%	Shares	Value

Building Products
Nortek, Inc. (A)	14	$518

(Cost: $—)

PREFERRED STOCKS – 0.5%
Consumer Finance
GMAC Inc., 7% Preferred (B)	13	$12,197

(Cost: $12,066)

WARRANTS
Agricultural Products – 0.1%
ASG Consolidated LLC	13	1,613

Apparel Retail - 0.1%
St. John Knits International, Incorporated (C)	48	3,017

TOTAL WARRANTS – 0.2%		$4,630
(Cost: $798)
CORPORATE DEBT SECURITIES	Principal
Advertising – 0.2%
Checkout Holding Corp., 0.000%, 11-15-15 (B)(D)	$3,409	2,186
National CineMedia, Inc., 7.875%, 7-15-21 (B)	2,745	2,790

		4,976

Aerospace & Defense – 2.3%
Acquisition Co., 10.000%, 6-1-17 (B)	7,510	7,923
Ducommun Incorporated, 9.750%, 7-15-18 (B)	2,735	2,810
Sequa Corporation:
11.750%, 12-1-15 (B)	18,059	19,594
13.500%, 12-1-15 (B)(E)	21,450	23,381

		53,708

Agricultural Products – 2.5%
American Seafoods Group LLC, 10.750%, 5-15-16 (B)	11,655	12,296
ASG Consolidated LLC, 15.000%, 5-15-17 (B)(F)	14,853	15,385
Darling International Inc., 8.500%, 12-15-18 (B)	25,215	27,231

		54,912

Alternative Carriers – 1.2%
Level 3 Communications, Inc.:
11.875%, 2-1-19 (B)	9,192	9,916
8.125%, 7-1-19 (B)	11,100	11,156
PAETEC Escrow Corporation, 9.875%, 12-1-18 (B)	4,880	5,057

		26,129

Apparel Retail – 0.6%
J.Crew Group, Inc., 8.125%, 3-1-19 (B)(E)	14,190	13,658

Asset Management & Custody Banks – 0.4%
Nexeo Solutions, LLC, 8.375%, 3-1-18 (B)	8,905	9,016

Auto Parts & Equipment – 1.1%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1-15-16	17,475	17,934
J.B. Poindexter & Co., Inc., 8.750%, 3-15-14	6,399	6,447

		24,381

Automotive Retail – 1.9%
Asbury Automotive Group, Inc.:
7.625%, 3-15-17	4,755	4,719
8.375%, 11-15-20 (B)	22,595	22,991
Sonic Automotive, Inc.:
8.625%, 8-15-13	2,394	2,412
9.000%, 3-15-18	11,430	12,030

		42,152

Broadcasting – 0.7%
Cumulus Media Inc., 7.750%, 5-1-19 (B)	11,530	11,126
LBI Media Holdings, Inc., 9.250%, 4-15-19 (B)	3,900	3,861

		14,987

Building Products – 1.7%
Building Materials Corporation of America, 6.750%, 5-1-21 (B)	2,715	2,729
Masonite International Corporation, 8.250%, 4-15-21 (B)	11,900	11,826
Nortek, Inc., 8.500%, 4-15-21 (B)	4,305	3,982
Ply Gem Holdings, Inc., 8.250%, 2-15-18 (B)	22,120	20,958

		39,495

Cable & Satellite – 0.1%
Dish DBS Corporation, 6.750%, 6-1-21 (B)	2,190	2,245

Casinos & Gaming – 1.0%
Inn of the Mountain Gods Resort and Casino, 1.250%, 11-30-20	1,012	617
MGM MIRAGE:
10.375%, 5-15-14	2,725	3,093
11.125%, 11-15-17	6,150	7,026
Scientific Games Corporation:
8.125%, 9-15-18	975	1,012
9.250%, 6-15-19 (E)	10,725	11,570

		23,318

Coal & Consumable Fuels – 0.3%
Arch Coal, Inc.:
7.000%, 6-15-19 (B)	2,772	2,765
7.250%, 6-15-21 (B)	4,436	4,442

		7,207

Communications Equipment – 1.1%
Brightstar Corporation, 9.500%, 12-1-16 (B)(E)	22,205	23,759

Computer & Electronics Retail – 0.1%
RadioShack Corporation, 6.750%, 5-15-19 (B)	2,190	2,108

Construction & Farm Machinery & Heavy Trucks – 0.1%
Greenbrier Companies, Inc., (The), Convertible, 3.500%, 4-1-18 (B)	1,585	1,434

Construction Materials – 1.6%
Headwaters Incorporated, 7.625%, 4-1-19	12,470	11,348
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	7,250	5,873
14.750%, 2-1-14 (B)	6,690	7,602

Hillman Group, Inc. (The):
10.875%, 6-1-18	8,615	9,293
10.875%, 6-1-18 (B)	3,162	3,411

		37,527

Consumer Finance - 2.4%
Bankrate Inc., 11.750%, 7-15-15 (B)	10,538	12,013
Credit Acceptance Corporation:
9.125%, 2-1-17	5,360	5,735
9.125%, 2-1-17 (B)	2,085	2,226
Speedy Cash Intermediate Holdings Corp., 10.750%, 5-15-18 (B)	11,530	11,789
TMX Finance LLC and TitleMax Finance Corp, 13.250%, 7-15-15	19,770	22,193

		53,956

Diversified Chemicals – 1.4%
Kinove German Bondco GmbH:
9.625%, 6-15-18 (B)	5,990	6,245
10.000%, 6-15-18 (B)(G)	EUR7,290	10,995
Styrolution Group GmbH, 7.625%, 5-15-16 (B)(G)	9,400	13,358

		30,598

Diversified Metals & Mining – 1.3%
Compass Minerals International, Inc., 8.000%, 6-1-19	$3,850	4,206
Quadra FNX Mining Ltd., 7.750%, 6-15-19 (B)	8,316	8,399
Taseko Mines Limited, 7.750%, 4-15-19	15,941	16,061

		28,666

Diversified Support Services – 0.4%
ARAMARK Holdings Corporation, 8.625%, 5-1-16 (B)	3,975	4,044
SITEL, LLC and SITEL Finance Corp., 11.500%, 4-1-18	4,320	3,953

		7,997

Education Services – 6.5%
Laureate Education, Inc.:
10.000%, 8-15-15 (B)(E)	44,493	46,495
11.000%, 8-15-15 (B)(F)	15,079	15,360
11.750%, 8-15-17 (B)	75,065	81,914

		143,769

Electronic Equipment & Instruments – 3.7%
CDW Escrow Corporation, 8.500%, 4-1-19 (B)	46,390	45,463
CDW LLC and CDW Finance Corporation:
11.000%, 10-12-15	1,089	1,146
11.500%, 10-12-15	354	373
12.535%, 10-12-17 (E)	32,000	34,481
8.000%, 12-15-18 (B)	2,925	3,093

		84,556

Electronic Manufacturing Services – 0.8%
Jabil Circuit, Inc.:
7.750%, 7-15-16	6,860	7,597
8.250%, 3-15-18	4,070	4,650
KEMET Corporation, 10.500%, 5-1-18	4,400	4,862

		17,109

Food Retail – 0.2%
Beverages & More, Inc., 9.625%, 10-1-14 (B)	4,875	5,168

Health Care Facilities – 1.6%
Kindred Escrow Corp., 8.250%, 6-1-19 (B)	6,650	6,617
Tenet Healthcare Corporation, 6.875%, 11-15-31 (E)	34,933	29,168

		35,785

Health Care Services – 1.0%
Air Medical Group Holdings Inc., 9.250%, 11-1-18 (B)	5,975	6,304
MedImpact Holdings, Inc., 10.500%, 2-1-18 (B)	7,898	8,213

OnCure Holdings, Inc., 11.750%, 5-15-17	3,370	3,480
WP Rocket Merger Sub, Inc., 10.125%, 7-15-19 (B)	4,375	4,419

		22,416

Health Care Technology – 1.4%
MedAssets, Inc., 8.000%, 11-15-18 (B)	31,336	31,023

Home Furnishings – 0.4%
Empire Today, LLC and Empire Today Finance Corp., 11.375%, 2-1-17 (B)	5,525	5,691
Simmons Bedding Company, 11.250%, 7-15-15 (B)	4,200	4,410

		10,101

Homefurnishing Retail – 0.2%
DirectBuy Holdings, Inc., 12.000%, 2-1-17 (B)	9,750	3,803

Household Products – 0.7%
Reynolds Group Holdings Limited, 9.000%, 4-15-19 (B)	16,200	15,998

Human Resource & Employment Services – 0.5%
CDRT Merger Sub, Inc., 8.125%, 6-1-19 (B)	11,040	11,040

Independent Power Producers & Energy Traders – 1.5%
AES Corporation (The), 9.750%, 4-15-16	1,000	1,135
Calpine Construction Finance Company, L.P., 8.000%, 6-1-16 (B)	4,600	4,968
NRG Energy, Inc., 7.625%, 5-15-19 (B)(E)	24,650	24,527
Texas Competitive Electric Holdings Company, LLC and TCEH Finance, Inc., 11.500%, 10-1-20 (B)	2,150	2,112

		32,742

Industrial Machinery – 0.5%
Altra Holdings, Inc., 8.125%, 12-1-16	4,750	5,130
CPM Holdings, Inc., 10.875%, 9-1-14 (B)	5,350	5,805

		10,935

Internet Software & Services – 0.2%
Equinix, Inc., 8.125%, 3-1-18	3,225	3,511

Investment Banking & Brokerage – 2.7%
E*TRADE Financial Corporation:
7.875%, 12-1-15	7,750	7,789
6.750%, 6-1-16	21,450	21,021
12.500%, 11-30-17	26,711	31,251

		60,061

IT Consulting & Other Services – 1.9%
iGATE Corporation, 9.000%, 5-1-16 (B)(E)	39,950	40,350
SunGard Data Systems Inc., 10.250%, 8-15-15	2,925	3,027

		43,377

Leisure Facilities – 0.9%
Palace Entertainment Holdings, LLC, 8.875%, 4-15-17 (B)	20,430	20,481

Leisure Products – 0.6%
Yonkers Racing Corporation, 11.375%, 7-15-16 (B)	13,074	14,185

Life & Health Insurance – 0.6%
CNO Financial Group, Inc., 9.000%, 1-15-18 (B)	7,315	7,754

ILFC E-Capital Trust I, 5.740%, 12-21-65 (B)(H)	7,300	5,958
Phoenix Life Insurance Company, 7.150%, 12-15-34 (B)	975	612

		14,324

Metal & Glass Containers – 0.4%
Graham Packaging Company, L.P. and GPC Capital Corp. I, 9.875%, 10-15-14	2,500	2,566
Pretium Packaging, L.L.C. and Pretium Finance, Inc., 11.500%, 4-1-16 (B)	7,250	7,340

		9,906

Movies & Entertainment – 0.7%
AMC Entertainment Holdings, Inc., 9.750%, 12-1-20 (B)	7,808	7,983
AMC Networks Inc., 7.750%, 7-15-21 (B)	3,290	3,438
MU Finance plc, 8.375%, 2-1-17 (B)	3,900	4,154

		15,575

Multi-Line Insurance – 0.9%
American International Group, Inc., 8.175%, 5-15-58	17,550	19,175

Office Services & Supplies – 0.5%
American Reprographics Company, 10.500%, 12-15-16	10,250	10,686

Oil & Gas Drilling – 0.7%
RDS Ultra-Deepwater Ltd, 11.875%, 3-15-17 (B)	14,575	16,324

Oil & Gas Equipment & Services – 0.4%
Forbes Energy Services Ltd., 9.000%, 6-15-19 (B)	2,925	2,881
Global Geophysical Services, Inc., 10.500%, 5-1-17	6,450	6,773

		9,654

Oil & Gas Refining & Marketing – 2.4%
Energy Partners Ltd., 8.250%, 2-15-18 (B)	12,043	11,380
Offshore Group Investment Limited:
11.500%, 8-1-15	30,225	32,869
11.500%, 8-1-15 (B)	5,975	6,498
Western Refining, Inc., 10.750%, 6-15-14 (B)(H)	1,812	1,939

		52,686

Other Diversified Financial Services – 1.2%
Bank of America Corporation:
8.000%, 12-29-49 (H)	13,945	14,563
8.125%, 12-29-49 (H)	5,375	5,613
JPMorgan Chase & Co., 7.900%, 4-29-49 (H)	7,250	7,787

		27,963

Packaged Foods & Meats – 1.8%
Bumble Bee Foods, LLC:
9.000%, 12-15-17 (B)	24,797	24,921
9.625%, 3-15-18 (B)	15,125	13,764
FAGE Dairy Industry S.A. and FAGE USA Dairy Industry, Inc., 9.875%, 2-1-20 (B)	2,730	2,737

		41,422

Pharmaceuticals – 0.1%

InVentiv Health, Inc., 10.000%, 8-15-18 (B)	2,745	2,608

Publishing – 0.1%
Cambium Learning Group, Inc., 9.750%, 2-15-17 (B)	2,425	2,401

Regional Banks – 1.7%
CapitalSource Inc., 12.750%, 7-15-14 (B)	17,300	20,846
CIT Group, Inc.:
7.000%, 5-1-16	8,600	8,568
7.000%, 5-2-17 (B)	9,625	9,601

		39,015

Restaurants – 3.1%
CKE Holdings, Inc., 10.500%, 3-14-16 (B)(F)	4,850	4,517
CKE Restaurants, Inc., 11.375%, 7-15-18	18,350	20,048
Dave & Buster’s, Inc., 0.000%, 2-15-16 (B)(D)	25,855	14,608
DineEquity, Inc., 9.500%, 10-30-18 (B)	12,816	13,905
NPC International, Inc., 9.500%, 5-1-14	6,920	7,024
Sizzling Platter, LLC, 12.250%, 4-15-16 (B)	3,925	4,013
Wendy’s/Arby’s Restaurants, LLC, 10.000%, 7-15-16	3,891	4,309

		68,424

Security & Alarm Services – 0.4%
DynCorp International Inc., 10.375%, 7-1-17 (B)	8,075	8,277

Semiconductor Equipment – 0.2%
MEMC Electronic Materials, Inc., 7.750%, 4-1-19 (B)	4,900	4,839

Semiconductors – 1.0%
Freescale Semiconductor, Inc., 8.050%, 2-1-20 (B)	22,850	22,964

Specialized Consumer Services – 0.5%
B-Corp Merger Sub, Inc., 8.250%, 6-1-19 (B)	10,790	10,682

Specialized REITs – 0.8%
CNL Lifestyles Properties, Inc., 7.250%, 4-15-19 (B)(E)	21,100	19,096

Steel – 0.2%
Severstal Columbus LLC, 10.250%, 2-15-18	3,870	4,276

Systems Software – 0.6%
Atlantis Merger Sub, Inc. and SoftBrands, Inc., 11.500%, 7-15-18 (B)	13,725	13,039

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates, L.P. and PFG Finance Corp., 10.125%, 2-15-19 (B)	12,251	12,435

Wireless Telecommunication Service – 0.8%
Digicel Group Limited, 8.250%, 9-1-17 (B)	2,716	2,818
Wind Acquisition Finance S.A., 11.750%, 7-15-17 (B)(E)	14,200	16,081

		18,899

TOTAL CORPORATE DEBT SECURITIES – 67.4%		$1,512,959
(Cost: $1,470,307)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.5%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B, 1.014%, 1-1-37 (H)	14,625	10,336

New Jersey – 1.5%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999:
6.250%, 9-15-19	25,275	25,033
6.400%, 9-15-23	11,865	11,609

		36,642

New York – 0.3%
NYC Indl Dev Agy, 11.000%, 3-1-29 (B)	5,000	6,290

Texas – 0.5%
Alliance Arpt Auth, Inc., Spl Fac Rev Rfdg Bonds, Ser 2006 (Federal Express Corp Proj), 4.850%, 4-1-21	3,900	3,982
Brazos River Harbor Navigation, Dist of Brazoria Cnty, TX, Envirnmt Fac Rev Bonds (The Dow Chemical Co Proj), Ser 2002B, 5.950%, 5-15-33 (H)	6,425	6,486

		10,468

TOTAL MUNICIPAL BONDS – TAXABLE – 2.8%		$63,736
(Cost: $59,352)

SENIOR LOANS
Advertising – 0.3%
Oriental Trading Company, Inc., 7.000%, 1-10-17 (H)	6,110	6,003

Agricultural Products – 0.7%
WM. Bolthouse Farms, Inc., 9.500%, 7-25-16 (H)	16,000	16,181

Alternative Carriers – 0.5%
Vonage Holdings Corp., 9.750%, 12-9-15 (H)	11,375	11,418

Apparel Retail – 1.2%
St. John Knits International, Incorporated, 13.000%, 3-3-15 (H)	25,000	25,875

Application Software – 0.1%
Attachmate Corporation, 6.500%, 11-21-16 (H)	3,000	2,999

Broadcasting – 1.5%
High Plains Broadcasting Operating Company, LLC, 9.000%, 9-14-16 (H)	7,395	7,395
Newport Television LLC, 9.000%, 9-14-16 (H)	27,056	27,056

		34,451

Building Products – 1.9%
Goodman Global, Inc., 9.000%, 10-6-17 (H)	42,000	42,987

Casinos & Gaming – 0.3%
Revel AC, Inc., 9.000%, 1-24-17 (H)	7,615	7,091

Communications Equipment – 0.7%
Mitel Networks Corporation, 7.259%, 8-15-15 (H)	17,259	16,062

Construction Materials – 0.2%
Brock Holdings III, Inc., 10.000%, 3-16-18 (H)	5,000	5,121

Diversified Capital Markets – 0.3%
Blackstone UTP Capital LLC, 7.750%, 10-29-14 (H)	6,438	6,535

Diversified Support Services – 2.9%
Advantage Sales & Marketing, Inc.:
5.250%, 11-29-17 (H)	6,955	6,948
9.250%, 5-29-18 (H)	35,494	36,004

N.E.W. Holdings I, LLC,
9.500%, 3-5-17 (H)	20,975	21,657

		64,609

Education Services – 0.4%
Laureate Education, Inc., 5.250%, 6-18-18 (H)	9,832	9,659

Environmental & Facilities Services – 0.3%
K2 Pure Solutions Nocal, L.P., 10.000%, 7-20-15 (H)	5,860	5,831

Food Distributors – 0.4%
Chef’s Warehouse, LLC (The), 11.000%, 4-22-14 (H)	7,849	7,848
Fairway Group Acquisition Company, 7.500%, 2-11-17 (H)	1,800	1,790

		9,638

Health Care Facilities – 0.2%
National Surgical Hospitals, Inc.:
8.250%, 1-4-17 (H)	4,257	4,257
0.000%, 2-3-17 (D)(H)	743	743

		5,000

Home Furnishings – 0.7%
Spring Windows Fashions, LLC, 11.250%, 4-27-18 (H)	15,000	14,728

Hypermarkets & Super Centers – 0.4%
Roundy’s Supermarkets, Inc., 10.000%, 4-5-16 (H)	8,300	8,393

Independent Power Producers & Energy Traders – 0.2%
Texas Competitive Electric Holdings Company, LLC:
4.690%, 10-10-17 (H)	2,869	2,242
4.768%, 10-10-17 (H)	3,044	2,379

		4,621

Internet Software & Services – 1.4%
Nextag, Inc., 7.000%, 12-29-17 (H)	20,601	19,674
SAVVIS Communications Corporation, 6.750%, 7-9-16 (H)	12,394	12,448

		32,122

IT Consulting & Other Services – 1.4%
Presidio, Inc., 7.250%, 3-31-17 (H)	30,713	30,636

Leisure Products – 3.0%
Guitar Center, Inc., 5.500%, 4-9-17 (H)	10,000	9,367
Provo Craft & Novelty, Inc.:
8.250%, 12-31-49 (H)(I)	10,000	4,750
10.250%, 12-31-49 (H)(I)	96	46
SRAM, LLC, 8.500%, 11-12-18 (H)	50,000	49,844
Visant Corporation, 5.250%, 12-31-16 (H)	1,965	1,952

		65,959

Restaurants – 0.4%
Focus Brands, Inc., 5.250%, 2-28-16 (H)	8,610	8,669

Specialty Stores – 0.8%
Vision Holding Corp.:
12.000%, 11-23-16 (H)	18,950	18,997
12.250%, 11-23-16 (H)	25	25

		19,022

TOTAL SENIOR LOANS – 20.2%		$453,610
(Cost: $446,497)

SHORT-TERM SECURITIES
Commercial Paper – 5.6%
Bemis Company, Inc.:
0.250%, 7-6-11 (J)	7,750	7,750
0.280%, 7-13-11 (J)	5,000	5,000
Clorox Co.:
0.230%, 7-6-11 (J)	6,000	6,000
0.260%, 7-19-11 (J)	4,700	4,699
Corporacion Andina de Fomento, 0.140%, 7-21-11 (J)	5,000	5,000
General Mills, Inc., 0.160%, 7-25-11 (J)	10,000	9,999
Harley-Davidson Funding Corp.:
0.000%, 7-1-11 (J)	3,280	3,280
0.260%, 7-8-11 (J)	13,598	13,596
0.280%, 7-12-11 (J)	7,000	6,999
0.310%, 7-25-11 (J)	11,000	10,997
0.320%, 8-12-11 (J)	10,000	9,996
Heinz (H.J.) Co., 0.200%, 7-19-11 (J)	10,000	9,999
ITT Corporation, 0.000%, 7-1-11 (J)	10,000	10,000
Sara Lee Corporation, 0.190%,7-6-11 (J)	5,000	5,000
Sonoco Products Co., 0.260%, 7-5-11 (J)	10,000	10,000
St. Jude Medical, Inc., 0.000%, 7-1-11 (J)	1,466	1,466
Wisconsin Electric Power Co., 0.110%, 7-8-11 (J)	5,000	5,000

		124,781

Commercial Paper (backed by irrevocable letter of credit) – 0.6%
Avon Capital Corp. (Avon Products, Inc.):
0.240%, 7-6-11 (J)	6,591	6,591
0.260%, 7-14-11 (J)	5,000	4,999
0.280%, 7-18-11 (J)	2,730	2,730

		14,320

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (K)	144	144

Municipal Obligations – Taxable – 0.8%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.), 0.060%, 7-1-11 (K)	3,125	3,125
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A, 0.060%, 7-1-11 (K)	6,400	6,400
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-G (Bank of America, N.A.), 0.070%, 7-1-11 (K)	1,500	1,500
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (JPMorgan Chase & Co.), 0.070%, 7-1-11 (K)	500	500
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (JPMorgan Chase & Co.), 0.200%, 7-7-11 (K)	7,100	7,100

		18,625

TOTAL SHORT-TERM SECURITIES – 7.0%		$157,870
(Cost: $157,870)

TOTAL INVESTMENT SECURITIES – 98.1%		$2,205,520
(Cost: $2,146,890)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		42,617

NET ASSETS – 100.0%		$2,248,137

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$518	$—	$—
Preferred Stocks	—	12,197	—
Warrants	—	—	4,630
Corporate Debt Securities	—	1,489,200	23,759
Municipal Bonds	—	63,736	—
Senior Loans	—	187,747	265,863
Short-Term Securities	—	157,870	—
Total	$518	$1,910,750	$294,252
Liabilities
Forward Foreign Currency Contracts	$—	$396	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 4-1-11	$2,577	$1,499	$227,482
Net realized gain (loss)	—	—	471
Net unrealized appreciation (depreciation)	440	—	(4,114)
Purchases	—	—	900
Sales	—	—	(26,058)
Transfers into Level 3 during the period	1,613	23,759	96,602
Transfers out of Level 3 during the period	—	(1,499)	(29,420)
Ending Balance 6-30-11	$4,630	$23,759	$265,863
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$440	$50	$(3,172)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	720	11-15-11	$—	$4
Sell	Euro	Deutsche Bank AG	368	12-15-11	—	7

Sell	Euro	Morgan Stanley International	720	5-15-12	—	4
Sell	Euro	Deutsche Bank AG	368	6-15-12	—	5
Sell	Euro	Morgan Stanley International	720	11-15-12	—	5
Sell	Euro	Deutsche Bank AG	368	12-17-12	—	6
Sell	Euro	Morgan Stanley International	720	5-15-13	—	5
Sell	Euro	Deutsche Bank AG	368	6-17-13	—	5
Sell	Euro	Morgan Stanley International	720	11-15-13	—	6
Sell	Euro	Deutsche Bank AG	368	12-16-13	—	7
Sell	Euro	Morgan Stanley International	720	5-15-14	—	7
Sell	Euro	Deutsche Bank AG	368	6-16-14	—	7
Sell	Euro	Morgan Stanley International	720	11-14-14	—	8
Sell	Euro	Deutsche Bank AG	368	12-15-14	—	7
Sell	Euro	Morgan Stanley International	10,165	5-15-15	—	129
Sell	Euro	Deutsche Bank AG	368	6-15-15	—	8
Sell	Euro	Deutsche Bank AG	368	12-15-15	—	8
Sell	Euro	Deutsche Bank AG	368	6-15-16	—	8
Sell	Euro	Deutsche Bank AG	368	12-15-16	—	8
Sell	Euro	Deutsche Bank AG	368	6-15-17	—	7
Sell	Euro	Deutsche Bank AG	368	12-15-17	—	7
Sell	Euro	Deutsche Bank AG	7,729	6-15-18	—	138
					$—	$396

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $1,083,046 or 48.2% of net assets.

(C)	Restricted security. At June 30, 2011, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
St. John Knits International, Incorporated	3-8-10 to 6-22-10	48	$–	$3,017

The total value of this security represented 0.1% of net assets at June 30, 2011.

(D)	Zero coupon bond.

(E)	Securities serve as cover for outstanding bridge loan commitments.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(I)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(J)	Rate shown is the yield to maturity at June 30, 2011.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,147,086

Gross unrealized appreciation	80,813
Gross unrealized depreciation	(22,379)
Net unrealized appreciation	$58,434

SCHEDULE OF INVESTMENTS Ivy International Balanced Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 11.8%
Australia and New Zealand Banking Group Limited	87	$2,067
Coal & Allied Industries Limited	25	2,831
David Jones Limited	595	2,599
DuluxGroup Limited	1,730	5,231
Foster’s Group Limited	903	4,987
Metcash Limited	521	2,325
Myer Holdings Limited	751	2,131
OZ Minerals Limited	192	2,733
QBE Insurance Group Limited	136	2,528
Telstra Corporation Limited	1,977	6,142
Toll Holdings Limited	323	1,687

		35,261

Brazil – 2.6%
AES Tiete S.A.	144	2,350
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	239	2,284
Vivo Participacoes S.A., ADR	101	3,012

		7,646

Chile – 3.5%
Aguas Andinas S.A. (A)	8,930	4,836
Embotelladora Andina S.A.	1,316	5,633

		10,469

China – 1.0%
China Mobile Limited	320	2,979

France – 11.7%
Alstom	49	3,032
Axa S.A.	103	2,348
BNP Paribas	23	1,770
Gaz de France	74	2,691
Sanofi-Aventis	84	6,782
Societe Generale	37	2,211
Total S.A.	142	8,181
Vinci	38	2,463
Vivendi Universal	193	5,385

		34,863

Germany – 1.7%
Deutsche Post AG	152	2,920
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	14	2,159

		5,079

Hong Kong – 0.8%
Yue Yuen Industrial (Holdings) Limited	769	2,445

Israel – 1.3%
Bezeq-Israel Telecommunication Corp., Ltd. (The)	1,535	3,887

Italy – 0.9%
Mediaset S.p.A.	546	2,568

Japan – 7.3%
Lawson, Inc.	90	4,727
Mitsubishi Corporation	232	5,799
Nissin Kogyo Co., Ltd.	178	3,225

NTT DoCoMo, Inc.	2	3,674
Sumitomo Corporation	307	4,175

		21,600

Norway – 2.5%
North Atlantic Drilling Ltd. (A)(B)	1,441	2,404
Seadrill Limited	75	2,642
StatoilHydro ASA	90	2,278

		7,324

Singapore – 4.1%
CapitaCommercial Trust	2,506	2,964
Hutchison Port Holdings Trust (B)	5,096	4,307
Singapore Airlines Limited	251	2,905
United Overseas Bank Limited	134	2,151

		12,327

Sweden – 1.2%
Tele2 AB	181	3,575

Switzerland – 2.5%
Credit Suisse Group AG, Registered Shares	81	3,170
Novartis AG, Registered Shares	67	4,129

		7,299

Taiwan – 3.9%
Farglory Land Development Co., Ltd.	964	2,409
Lite-On Technology Corporation (B)	2,330	3,076
Taiwan Semiconductor Manufacturing Company Ltd.	1,314	3,311
Unimicron Technology Corp.	1,545	2,758

		11,554

Turkey – 1.0%
Turkcell Iletisim Hizmetleri A.S.	212	2,867

United Kingdom – 8.2%
GlaxoSmithKline plc	240	5,146
Home Retail Group plc	584	1,536
HSBC Holdings plc	212	2,100
Imperial Tobacco Group plc	62	2,055
National Grid plc	212	2,083
Prudential plc	229	2,645
Royal Dutch Shell plc, Class A	93	3,291
Unilever plc	170	5,490

		24,346

United States – 1.1%
Southern Copper Corporation	103	3,399

TOTAL COMMON STOCKS – 67.1%		$199,488
(Cost: $190,419)

CORPORATE DEBT SECURITIES	Principal
Australia – 1.4%
Coles Myer Finance Limited,
6.000%, 7-25-12 (C)	AUD1,250	1,343
Fairfax Media Group Finance Pty Limited,
5.250%, 6-15-12 (C)	EUR2,000	2,944

		4,287

Brazil – 2.4%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (C)	BRL7,500	4,867
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12-20-49	$2,000	2,095

		6,962

Canada – 2.0%
Manitoba Telecom Services Inc.,
6.650%, 5-11-16 (C)	CAD2,000	2,315
Teck Resources Limited,
9.750%, 5-15-14	$3,000	3,630

		5,945

Chile – 1.0%
Banco Santander Chile, S.A.,
6.500%, 9-22-20 (C)	CLP1,482,000	2,981

Columbia – 0.8%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2-1-21 (C)	COP3,888,000	2,294

Denmark – 1.1%
Carlsberg Finans A/S,
7.000%, 2-26-13 (C)	GBP2,000	3,408

France – 2.1%
Vivendi,
7.750%, 1-23-14 (C)	EUR2,000	3,233
WPP Finance S.A.,
5.250%, 1-30-15 (C)	2,000	3,063

		6,296

Luxembourg – 0.3%
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (A)	$750	849

Netherlands – 1.1%
Heineken N.V.,
7.125%, 4-7-14 (C)	EUR2,000	3,208

Singapore – 0.6%
Olam International Limited,
4.070%, 2-12-13 (C)	SGD2,000	1,664

United Kingdom – 1.5%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	$2,000	2,401
Vodafone Group plc,
6.750%, 1-10-13 (C)	AUD2,000	2,176

		4,577

TOTAL CORPORATE DEBT SECURITIES – 14.3%		$42,471
(Cost: $37,684)

OTHER GOVERNMENT SECURITIES
Australia – 1.7%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (C)	AUD4,600	4,980

France – 3.6%
French Treasury Bond (OAT),
4.250%, 10-25-17 (C)	EUR6,920	10,746

Germany – 1.2%
KfW, Frankfurt/Main, Federal Republic of Germany,
3.250%, 5-5-14 (C)	SEK22,000	3,501

Malaysia – 2.3%
Malaysian Government Bonds,
3.461%, 7-31-13 (C)	MYR20,935	6,976

Mexico – 2.1%
United Mexican States Government Bonds,
8.000%, 12-19-13 (C)	MXN69,000	6,239

Netherlands – 1.1%
Netherlands Government Bonds,
4.500%, 7-15-17 (C)	EUR2,000	3,167

New Zealand – 1.1%
New Zealand Government Bonds,
6.000%, 11-15-11 (C)	NZD3,910	3,280

Poland – 0.4%
Poland Government Bonds,
6.250%, 10-24-15 (C)	PLN3,250	1,231

South Korea – 2.0%
South Korea Treasury Bonds,
5.250%, 9-10-12 (C)	KRW6,350,000	6,056

TOTAL OTHER GOVERNMENT SECURITIES – 15.5%		$46,176
(Cost: $43,379)

SHORT-TERM SECURITIES
Commercial Paper – 1.3%
Sara Lee Corporation,
0.000%, 7-1-11 (D)	$4,000	4,000

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (E)	561	561

TOTAL SHORT-TERM SECURITIES – 1.5%		$4,561
(Cost: $4,561)

TOTAL INVESTMENT SECURITIES – 98.4%		$292,696
(Cost: $276,043)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		4,731

NET ASSETS – 100.0%		$297,427

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,284	$19,888	$—
Consumer Staples	10,620	14,597	—
Energy	2,404	19,224	—
Financials	—	28,520	—
Health Care	—	16,056	—
Industrials	4,306	22,983	—
Information Technology	—	9,145	—
Materials	3,399	7,965	—
Telecommunication Services	5,879	20,258	—
Utilities	7,186	4,774	—
Total Common Stocks	$36,078	$163,410	$—
Corporate Debt Securities	—	42,471	—
Other Government Securities	—	46,176	—
Short-Term Securities	—	4,561	—
Total	$36,078	$256,618	$—
Forward Foreign Currency Contracts	$—	$176	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-11	$2,912
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(2,912)

Ending Balance 6-30-11	$—

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$—

Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. During the period ended June 30, 2011, securities totaling $129,585 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Goldman Sachs International	30,800	7-29-11	$176	$—

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $8,089 or 2.7% of net assets.

(B)	No dividends were paid during the preceding 12 months.

(C)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CLP - Chilean Peso, COP - Columbian Peso, EUR - Euro, GBP - British Pound, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona and SGD - Singapore Dollar).

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$276,070

Gross unrealized appreciation	24,571

Gross unrealized depreciation	(7,945)

Net unrealized appreciation	$16,626

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 10.6%
Computershare Limited	1,555	$14,852
Foster’s Group Limited	2,771	15,304
Myer Holdings Limited	5,584	15,851
Newcrest Mining Limited	658	26,682
Orica Limited	528	15,316
QBE Insurance Group Limited	849	15,756
Telstra Corporation Limited	10,977	34,111
Toll Holdings Limited	2,017	10,524

		148,396

Brazil – 3.3%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,587	15,176
Petroleo Brasileiro S.A. – Petrobras, ADR	313	10,613
Vivo Participacoes S.A., ADR	685	20,339

		46,128

Canada – 1.2%
Canadian Natural Resources Limited	392	16,437

China – 2.2%
China Unicom Limited	8,976	18,221
SINA Corporation (A)	124	12,950

		31,171

Denmark – 1.3%
PANDORA Holding A/S	348	10,979
PANDORA Holding A/S (B)	212	6,701

		17,680

France – 15.2%
Alstom	335	20,616
Danone	407	30,394
Safran	398	16,994
Sanofi-Aventis	461	37,054
Societe Generale	328	19,456
Total S.A.	903	52,214
Vinci	249	15,960
Vivendi Universal	779	21,715

		214,403

Germany – 5.3%
Bayer AG	283	22,742
Commerzbank AG	3,918	16,875
DaimlerChrysler AG, Registered Shares	218	16,469
Dialog Semiconductor plc (A)	963	17,565

		73,651

Hong Kong – 1.7%
Cheung Kong (Holdings) Limited	1,582	23,232

Israel – 2.3%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	5,963	15,097
Teva Pharmaceutical Industries Limited, ADR	354	17,063

		32,160

Japan – 15.2%
Chiyoda Corporation	310	3,573
East Japan Railway Company	347	19,867
Hitachi Construction Machinery Co., Ltd.	796	17,847
Honda Motor Co., Ltd.	463	17,838
JGC Corporation	661	18,110

Mitsubishi Corporation	1,602	40,007
Mitsubishi Electric Corporation	1,927	22,384
Nissin Kogyo Co., Ltd.	1,384	25,016
Softbank Corp.	774	29,313
Sumitomo Corporation	1,337	18,185

		212,140

Luxembourg – 1.4%
Tenaris S.A.	845	19,319

Mexico – 1.9%
America Movil, S.A. de C.V.	338	18,229
Grupo Modelo, S.A.B. de C.V., Series C	1,486	8,983

		27,212

Netherlands – 2.5%
Fugro N.V.	199	14,306
Koninklijke Ahold N.V.	1,513	20,346

		34,652

Norway – 1.2%
Yara International ASA	293	16,440

Singapore – 2.8%
Singapore Airlines Limited	1,403	16,239
United Overseas Bank Limited	1,436	23,055

		39,294

Sweden – 2.6%
Tele2 AB	900	17,760
Telefonaktiebolaget LM Ericsson, B Shares	1,300	18,709

		36,469

Switzerland – 6.5%
ABB Ltd	675	17,529
Credit Suisse Group AG, Registered Shares	534	20,815
Novartis AG, Registered Shares	324	19,839
Syngenta AG	58	19,618
TEMENOS Group AG (A)	411	12,682

		90,483

Taiwan – 4.8%
Advanced Semiconductor Engineering, Inc. (A)	12,882	14,204
Hon Hai Precision Ind. Co., Ltd.	4,550	15,665
Taiwan Semiconductor Manufacturing Company Ltd., ADR	1,738	21,919
Unimicron Technology Corp.	8,430	15,050

		66,838

United Kingdom – 12.9%
Barclays plc	5,651	23,184
BG Group plc	683	15,512
HSBC Holdings plc	1,585	15,715
Invensys plc, ADR	3,325	17,198
Prudential plc	1,751	20,220
Royal Dutch Shell plc, Class A	486	17,241
Unilever plc	1,198	38,660
WPP Group plc	1,364	17,087
Xstrata plc	742	16,337

		181,154

TOTAL COMMON STOCKS – 94.9%		$1,327,259
(Cost: $1,234,651)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.3%
Danaher Corporation, 0.110%, 7-22-11 (C)	$3,000	3,000
E.I. du Pont de Nemours and Company, 0.150%, 7-19-11 (C)	3,500	3,500
Kellogg Co., 0.140%, 7-5-11 (C)	6,000	6,000
PACCAR Financial Corp.:
0.110%, 7-11-11 (C)	6,000	6,000
0.090%, 7-14-11 (C)	4,000	4,000
Sara Lee Corporation, 0.000%, 7-1-11 (C)	5,000	5,000
Target Corporation, 0.080%, 7-18-11 (C)	4,000	4,000

		31,500

Commercial Paper (backed by irrevocable letter of credit) – 1.0%
Avon Capital Corp. (Avon Products, Inc.), 0.210%, 7-5-11 (C)	10,000	9,999
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.), 0.090%, 7-5-11 (C)	6,000	6,000

		15,999

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (D)	1,933	1,933

Municipal Obligations – Taxable – 1.3%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.), 0.040%, 7-1-11 (D)	2,700	2,700
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (United States Government), 0.080%, 7-7-11 (D)	1,000	1,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.130%, 7-15-11 (D)	3,000	3,000
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (Bank of New York (The)), 0.040%, 7-1-11 (D)	9,000	9,000
Muni Elec Auth of GA (Wells Fargo Bank, N.A.), 0.330%, 7-12-11	1,200	1,200

		16,900

TOTAL SHORT-TERM SECURITIES – 4.7%		$66,332
(Cost: $66,332)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,393,591
(Cost: $1,300,983)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		5,596

NET ASSETS – 100.0%		$1,399,187

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$15,176	$131,656	$—
Consumer Staples	15,304	98,382	—
Energy	27,050	118,592	—
Financials	—	178,309	—
Health Care	17,062	79,635	—
Industrials	—	255,032	—
Information Technology	34,869	108,728	—
Materials	—	94,393	—
Telecommunication Services	38,569	114,502	—
Total Common Stocks	$148,030	$1,179,229	$—
Short-Term Securities	—	66,332	—
Total	$148,030	$1,245,561	$—

During the period ended June 30, 2011, securities totaling $1,020,588 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $6,701 or 0.5% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30,

2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,315,272

Gross unrealized appreciation	110,859
Gross unrealized depreciation	(32,540)
Net unrealized appreciation	$78,319

SCHEDULE OF INVESTMENTS Ivy International Growth Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 4.3%
Coca-Cola Amatil Limited	85	$1,047
David Jones Limited	431	1,881
Orica Limited	75	2,172
Telstra Corporation Limited	1,328	4,126

		9,226

Canada – 1.1%
Canadian Natural Resources Limited	55	2,289

China – 6.2%
Baidu.com, Inc., ADR (A)	9	1,317
China Unicom Limited	1,640	3,329
SINA Corporation (A)	19	1,999
Tingyi Holding Corp.	736	2,279
Wynn Macau, Limited	1,377	4,510

		13,434

France – 9.0%
Danone	48	3,573
LVMH Moet Hennessy – Louis Vuitton	7	1,195
Pinault-Printemps-Redoute S.A.	23	4,007
Safran	60	2,560
Technip-Coflexip	25	2,699
Vinci	85	5,426

		19,460

Germany – 13.5%
adidas AG	56	4,412
Bayer AG	54	4,323
Commerzbank AG	497	2,139
Fresenius Medical Care AG & Co. KGaA	31	2,298
Fresenius SE & Co. KGaA	44	4,621
Linde AG	20	3,535
MTU Aero Engines Holding AG	28	2,242
Qiagen N.V. (A)	160	3,068
Siemens AG	16	2,244

		28,882

Hong Kong – 1.2%
Yue Yuen Industrial (Holdings) Limited	843	2,680

India – 1.8%
Infrastructure Development Finance Company Limited (A)	262	772
Infrastructure Development Finance Company Limited (A)(B)	282	832
Larsen & Toubro Limited	58	2,375

		3,979

Israel – 1.4%
Teva Pharmaceutical Industries Limited, ADR	64	3,094

Italy – 1.4%
Saipem S.p.A.	59	3,031

Japan – 11.8%
Canon Inc.	41	1,955
Honda Motor Co., Ltd.	76	2,924
JGC Corporation	155	4,247
KONAMI Corporation	125	2,956
Mitsubishi Corporation	135	3,359

Mitsubishi Electric Corporation	193	2,242
Mitsui & Co., Ltd.	168	2,910
Nintendo Co., Ltd.	7	1,221
Nissin Kogyo Co., Ltd.	138	2,487
ORIX Corporation	11	1,093

		25,394

Luxembourg – 2.0%
Tenaris S.A.	187	4,269

Mexico – 1.2%
Grupo Modelo, S.A.B. de C.V., Series C	413	2,499

Netherlands – 0.7%
ASML Holding N.V., Ordinary Shares	42	1,546

Norway – 1.3%
Seadrill Limited	80	2,806

Sweden – 2.7%
Tele2 AB	133	2,630
Telefonaktiebolaget LM Ericsson, B Shares	220	3,165

		5,795

Switzerland – 8.5%
ABB Ltd	137	3,547
Credit Suisse Group AG, Registered Shares	45	1,741
Nestle S.A., Registered Shares	74	4,593
Swatch Group Ltd (The), Bearer Shares	3	1,731
Syngenta AG	11	3,819
TEMENOS Group AG (A)	91	2,820

		18,251

Taiwan – 1.5%
Hon Hai Precision Ind. Co., Ltd.	969	3,336

United Kingdom – 13.9%
Barclays plc	400	1,642
BG Group plc	42	944
British American Tobacco plc	74	3,248
Diageo plc	181	3,713
Experian plc	244	3,102
GlaxoSmithKline plc	156	3,339
Meggitt plc	360	2,204
Prudential plc	176	2,028
Rio Tinto plc	32	2,326
Serco Group plc	289	2,567
Virgin Media Inc.	73	2,184
Xstrata plc	112	2,470

		29,767

United States – 4.8%
Apple Inc. (A)	13	4,501
QUALCOMM Incorporated	45	2,530
Schlumberger Limited	38	3,309

		10,340

TOTAL COMMON STOCKS – 88.3%		$190,078
(Cost: $160,323)

PREFERRED STOCKS – 1.3%
Germany
Volkswagen AG	14	$2,829

(Cost: $2,712)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.4%
Air Products and Chemicals, Inc., 0.100%, 7-11-11 (C)	$3,000	3,000

Commercial Paper (backed by irrevocable letter of credit) – 2.3%
COFCO Capital Corp. (Rabobank Nederland), 0.210%, 8-5-11 (C)	5,000	4,999

Master Note – 2.6%
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (D)	5,630	5,630

Municipal Obligations – Taxable – 1.8%
MS Dev Bank, Var Rate Demand Rfdg Bonds (Harrison Cnty, MS GO Coliseum and Convention Ctr Rfdg Bonds), Ser 2010B (Bank of America, N.A.), 0.070%, 7-7-11 (D)	3,810	3,810

TOTAL SHORT-TERM SECURITIES – 8.1%		$17,439
(Cost: $17,439)

TOTAL INVESTMENT SECURITIES – 97.7%		$210,346
(Cost: $180,474)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.3%		4,997

NET ASSETS – 100.0%		$215,343

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$2,184	$25,827	$—
Energy	5,598	13,749	—
Health Care	3,094	17,649	—
Information Technology	10,347	17,000	—
Other Sectors	—	94,630	—
Total Common Stocks	$21,223	$168,855	$—
Preferred Stocks	—	2,829	—
Short-Term Securities	—	17,439	—
Total	$21,223	$189,123	$—
Liabilities
Swap Agreements	$—	$159	$—

The following total return swap agreements were outstanding at June 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	2,108	Ping An Insurance (Group) Company of China, Ltd.	10-21-11	USD LIBOR + 0.700%	$(159)

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $832 or 0.4% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$180,809

Gross unrealized appreciation	33,926
Gross unrealized depreciation	(4,389)
Net unrealized appreciation	$29,537

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.5%
Boeing Company (The)	306	$22,586
Precision Castparts Corp.	328	54,071

		76,657

Air Freight & Logistics – 1.6%
Expeditors International of Washington, Inc.	445	22,754

Application Software – 2.4%
Intuit Inc. (A)	443	22,984
salesforce.com, inc. (A)	78	11,606

		34,590

Asset Management & Custody Banks – 2.9%
T. Rowe Price Group, Inc.	671	40,498

Auto Parts & Equipment – 3.3%
BorgWarner Inc. (A)	324	26,136
Gentex Corporation	679	20,538

		46,674

Automotive Retail – 2.2%
AutoZone, Inc. (A)	80	23,677
O’Reilly Automotive, Inc. (A)	110	7,186

		30,863

Broadcasting – 4.1%
CBS Corporation, Class B	1,923	54,797
Discovery Holding Company, Class A (A)	66	2,720

		57,517

Casinos & Gaming – 4.4%
Wynn Resorts, Limited	434	62,282

Communications Equipment – 4.4%
Juniper Networks, Inc. (A)	308	9,686
QUALCOMM Incorporated	928	52,684

		62,370

Computer Hardware – 7.4%
Apple Inc. (A)	308	103,521

Computer Storage & Peripherals – 0.4%
NetApp, Inc. (A)	100	5,283

Construction & Farm Machinery & Heavy Trucks – 2.3%
Caterpillar Inc.	309	32,907

Consumer Electronics – 0.7%
Harman International Industries, Incorporated	230	10,490

Data Processing & Outsourced Services – 1.7%
MasterCard Incorporated, Class A	82	24,619

Electrical Components & Equipment – 1.0%
Emerson Electric Co.	248	13,933

Environmental & Facilities Services – 0.4%
Stericycle, Inc. (A)	68	6,078

Fertilizers & Agricultural Chemicals – 0.5%
Monsanto Company	89	6,427

Footwear – 1.2%
NIKE, Inc., Class B	194	17,420

Health Care Equipment – 0.5%
Intuitive Surgical, Inc. (A)	1	521
Stryker Corporation	117	6,843

		7,364

Hotels, Resorts & Cruise Lines – 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	509	28,496

Industrial Gases – 3.4%
Praxair, Inc.	449	48,699

Industrial Machinery – 0.2%
Danaher Corporation	54	2,872

Internet Retail – 1.3%
Amazon.com, Inc. (A)	86	17,668

Internet Software & Services – 2.6%
Google Inc., Class A (A)	74	37,270

IT Consulting & Other Services – 3.6%
Cognizant Technology Solutions Corporation, Class A (A)	686	50,297

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific Inc. (A)	44	2,827

Movies & Entertainment – 0.3%
Walt Disney Company (The)	111	4,337

Oil & Gas Equipment & Services – 10.5%
Halliburton Company	749	38,184
National Oilwell Varco, Inc.	651	50,891
Schlumberger Limited	689	59,495

		148,570

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	287	19,380

Personal Products – 2.7%
Estee Lauder Companies Inc. (The), Class A	370	38,921

Pharmaceuticals – 5.1%
Allergan, Inc.	868	72,219

Restaurants – 4.6%
McDonald’s Corporation	222	18,753
Starbucks Corporation	1,157	45,695

		64,448

Semiconductor Equipment – 0.3%
Lam Research Corporation (A)	98	4,348

Semiconductors – 3.6%
ARM Holdings plc, ADR	249	7,085
Broadcom Corporation, Class A	154	5,167
Microchip Technology Incorporated	1,010	38,304

		50,556

Soft Drinks – 2.0%
Coca-Cola Company (The)	370	24,877
PepsiCo, Inc.	51	3,620

		28,497

Specialty Chemicals – 0.2%
Ecolab Inc.	49	2,746

Specialty Stores – 1.1%
Tiffany & Co.	197	15,468

Systems Software – 6.7%
Oracle Corporation	1,974	64,971
VMware, Inc., Class A (A)	277	27,724

		92,695

TOTAL COMMON STOCKS – 98.7%		$1,392,561
(Cost: $1,097,330)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.1%
Clorox Co.:
0.230%, 7-6-11 (B)	$6,230	6,229
0.240%, 7-11-11 (B)	6,000	6,000
General Mills, Inc.,
0.160%, 7-5-11 (B)	5,000	5,000

		17,229

Commercial Paper (backed by irrevocable letter of credit) – 0.9%
Avon Capital Corp. (Avon Products, Inc.):
0.240%, 7-6-11 (B)	5,000	5,000
0.260%, 7-14-11 (B)	2,000	2,000
COFCO Capital Corp. (Rabobank Nederland),
0.210%, 8-5-11 (B)	5,000	4,999

		11,999

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.081%, 7-1-11 (C)	2,504	2,504

TOTAL SHORT-TERM SECURITIES – 2.2%		$31,732
(Cost: $31,732)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,424,293
(Cost: $1,129,062)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(12,237)

NET ASSETS – 100.0%		$1,412,056

.

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,392,561	$—	$—
Short-Term Securities	—	31,732	—
Total	$1,392,561	$31,732	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,139,625

Gross unrealized appreciation	288,577
Gross unrealized depreciation	(3,909)

Net unrealized appreciation	$284,668

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Air Freight & Logistics – 0.5%
Federal Express Corporation,
9.650%, 6-15-12	$6,005	$6,497

Airlines – 0.5%
Southwest Airlines Co.,
6.500%, 3-1-12	5,750	5,951

Asset Management & Custody Banks – 0.2%
State Street Corporation,
4.300%, 5-30-14	2,000	2,162

Brewers – 0.9%
Anheuser–Busch InBev Worldwide Inc.:
5.375%, 11-15-14	5,500	6,140
4.125%, 1-15-15	5,000	5,375

		11,515

Broadcasting – 1.6%
CBS Corporation,
8.200%, 5-15-14	12,015	14,063
NBC Universal, Inc.,
3.650%, 4-30-15 (A)	5,000	5,248

		19,311

Cable & Satellite – 2.1%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	12,000	13,080
Time Warner Cable Inc.,
3.500%, 2-1-15	12,000	12,512

		25,592

Computer & Electronics Retail – 1.0%
Best Buy Co., Inc.,
6.750%, 7-15-13	11,030	12,048

Construction & Farm Machinery & Heavy Trucks – 0.8%
Caterpillar Inc.,
1.375%, 5-27-14	10,000	10,037

Consumer Finance – 1.1%
American Express Credit Corporation,
2.750%, 9-15-15	11,000	10,992
Capital One Financial Corporation,
7.375%, 5-23-14	2,000	2,283

		13,275

Data Processing & Outsourced Services – 0.9%
Western Union Company (The),
6.500%, 2-26-14	10,200	11,351

Distillers & Vintners – 0.8%
Diageo Capital plc,
5.750%, 10-23-17	8,000	9,166

Diversified Banks – 3.0%
Bank of New York Mellon Corporation (The),
1.500%, 1-31-14	10,475	10,579
Barclays Bank plc:
2.500%, 1-23-13	5,000	5,091
2.375%, 1-13-14	4,000	4,046
HSBC Bank plc,
3.100%, 5-24-16 (A)	6,000	5,957

Wells Fargo & Company,
3.676%, 6-15-16 (B)	11,000	11,296

		36,969

Diversified Capital Markets – 1.0%
Deutsche Bank AG,
3.250%, 1-11-16	11,500	11,631

Diversified Chemicals – 2.0%
Dow Chemical Company, (The),
5.900%, 2-15-15	11,025	12,380
E.I. du Pont de Nemours and Company,
2.750%, 4-1-16	11,500	11,731

		24,111

Diversified Metals & Mining – 1.6%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	4,000	4,450
BHP Billiton plc and BHP Billiton Limited,
5.250%, 12-15-15	8,023	9,046
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	6,003

		19,499

Drug Retail – 1.4%
CVS Caremark Corporation,
3.250%, 5-18-15	10,225	10,608
Walgreen Co.,
4.875%, 8-1-13	6,000	6,493

		17,101

Electric Utilities – 3.5%
Allegheny Energy, Inc.,
8.250%, 4-15-12 (A)	2,540	2,678
DPL Inc.,
6.875%, 9-1-11	10,000	10,092
Great Plains Energy Incorporated,
2.750%, 8-15-13	11,175	11,427
Oncor Electric Delivery Company,
6.375%, 5-1-12	7,500	7,821
Oncor Electric Delivery Company LLC,
5.950%, 9-1-13	4,445	4,847
Southern Power Company,
6.250%, 7-15-12	4,500	4,733

		41,598

Environmental & Facilities Services – 1.4%
Allied Waste North America, Inc.,
6.875%, 6-1-17	11,000	11,922
Waste Management, Inc.,
6.375%, 3-11-15	4,175	4,776

		16,698

Health Care Services – 1.9%
Medco Health Solutions, Inc.,
2.750%, 9-15-15	12,000	12,099
Quest Diagnostics Incorporated,
3.200%, 4-1-16	11,000	11,229

		23,328

Industrial Conglomerates – 1.0%
General Electric Capital Corporation,
2.950%, 5-9-16	12,000	12,060

Industrial Machinery – 0.2%
Illinois Tool Works Inc.,
5.150%, 4-1-14	2,335	2,590

Integrated Oil & Gas – 1.7%
Chevron Corporation,
3.950%, 3-3-14	5,000	5,387
ConocoPhillips,
4.600%, 1-15-15	5,500	6,073
Petro–Canada,
4.000%, 7-15-13	9,500	10,006

		21,466

Integrated Telecommunication Services – 1.7%
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	4,000	4,364
Verizon Communications Inc.,
3.000%, 4-1-16	16,000	16,335

		20,699

Internet Software & Services – 0.1%
British Telecommunications plc,
5.150%, 1-15-13	1,000	1,060

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The):
3.700%, 8-1-15	7,000	7,125
3.625%, 2-7-16	3,000	3,031
Morgan Stanley,
4.100%, 1-26-15	12,000	12,324

		22,480

Life & Health Insurance – 1.0%
MetLife Global Funding I:
5.125%, 6-10-14 (A)	3,500	3,823
2.500%, 9-29-15 (A)	8,000	7,987

		11,810

Multi–Utilities – 0.4%
SCANA Corporation,
6.250%, 2-1-12	5,000	5,159

Oil & Gas Exploration & Production – 0.5%
EOG Resources, Inc.,
2.500%, 2-1-16	6,000	5,998

Oil & Gas Storage & Transportation – 1.4%
DCP Midstream Operating, LP,
3.250%, 10-1-15	5,500	5,533
DCP Midstream, LLC,
9.700%, 12-1-13 (A)	4,500	5,262
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (A)	5,513	5,992

		16,787

Other Diversified Financial Services – 3.5%
Bank of America Corporation:
3.625%, 3-17-16	6,000	6,014
6.500%, 8-1-16	5,000	5,574
ING Bank NV,
2.375%, 6-9-14 (A)	12,500	12,439
JPMorgan Chase & Co.:
4.650%, 6-1-14	5,000	5,370
3.700%, 1-20-15	6,850	7,121
3.150%, 7-5-16	7,000	7,039

		43,557

Packaged Foods & Meats – 1.1%
Kraft Foods Inc.,
4.125%, 2-9-16	12,000	12,826

Pharmaceuticals – 1.1%
Eli Lilly and Company,
4.200%, 3-6-14	5,775	6,233
Merck & Co., Inc.,
4.000%, 6-30-15	2,000	2,164
Novartis Capital Corporation,
4.125%, 2-10-14	2,000	2,155
Roche Holdings Ltd,
5.000%, 3-1-14 (A)	2,562	2,804

		13,356

Property & Casualty Insurance – 1.1%
Fidelity National Financial, Inc.,
6.600%, 5-15-17	12,215	12,887

Regional Banks – 0.4%
PNC Funding Corp,
4.250%, 9-21-15	5,000	5,362

Restaurants – 0.6%
YUM! Brands, Inc.,
4.250%, 9-15-15	7,425	7,878

Semiconductors –0.8%
Broadcom Corporation,
1.500%, 11-1-13 (A)	10,000	10,021

Soft Drinks – 0.8%
Bottling Group, LLC,
6.950%, 3-15-14	2,000	2,292
Coca–Cola Company (The),
3.625%, 3-15-14	4,200	4,476
Coca–Cola Enterprises Inc.,
4.250%, 3-1-15	3,000	3,264

		10,032

Specialty Chemicals – 1.0%
Lubrizol Corporation (The),
5.500%, 10-1-14	10,566	11,843

Systems Software – 1.2%
CA, Inc.,
6.125%, 12-1-14	12,000	13,459

Wireless Telecommunication Service – 1.6%
America Movil, S.A.B. de C.V.,
3.625%, 3-30-15	13,478	14,119
American Tower Corporation,
4.625%, 4-1-15	5,280	5,556

		19,675

TOTAL CORPORATE DEBT SECURITIES – 49.3%		$598,845
(Cost: $581,404)

MUNICIPAL BONDS – TAXABLE
Georgia – 0.2%
Hosp Auth of Savannah, Rev Bonds, St. Joseph’s/Candler Hlth Sys, Inc., Ser 1998C,
6.625%, 7-1-18	1,785	1,844

Hawaii – 0.4%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A:
1.955%, 8-1-13	515	527
2.498%, 8-1-14	1,240	1,285
3.335%, 8-1-16	3,100	3,256

		5,068

Nebraska – 0.6%
NE Pub Power Dist, General Rev Bonds, Ser 2008A,
5.140%, 1-1-14	6,150	6,731

North Carolina – 0.3%
Charlotte-Mecklenburg Hosp Auth, Spl Oblig Bonds, Ser 2003,
5.000%, 8-1-13	5,085	5,333

Rhode Island – 0.5%
Providence Hlth & Svc Oblig Group, Direct Oblig Notes, Ser 2009A,
5.050%, 10-1-14	5,185	5,668

TOTAL MUNICIPAL BONDS – TAXABLE – 2.0%		$24,644
(Cost: $23,441)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 10.7%
Federal Home Loan Bank:
4.375%, 9-13-13	6,000	6,492
2.375%, 3-14-14	7,000	7,288
1.750%, 9-22-14	12,000	12,125
3.500%, 3-22-16	11,000	11,525

Federal Home Loan Mortgage Corporation,
1.625%, 4-15-13	10,000	10,205
Federal National Mortgage Association:
4.375%, 7-17-13	8,000	8,616
1.500%, 6-15-15	10,000	10,093
1.450%, 6-29-15	11,000	11,103
3.000%, 6-30-15	19,000	19,260
1.250%, 8-6-15	12,000	12,063
3.100%, 10-16-15	10,000	10,203
2.000%, 12-30-15	10,000	10,049

		129,022

Mortgage-Backed Obligations – 19.7%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
4.500%, 1-15-18	1,702	1,783
4.000%, 6-15-22	2,671	2,787
4.000%, 2-15-23	4,324	4,509
5.000%, 9-15-34	3,445	3,659
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.500%, 12-15-31	1,252	1,312
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4-1-20	2,375	2,578
4.500%, 10-1-20	2,543	2,716
5.500%, 12-1-24	8,093	8,770
4.500%, 6-15-27	5,946	6,280
4.500%, 5-15-32	7,000	7,476
6.000%, 11-1-36	1,164	1,282
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1-25-17	3,284	3,373
5.000%, 11-25-17	6,921	7,418
5.500%, 12-25-17	6,070	6,595
4.000%, 4-15-25	11,387	11,950
4.500%, 2-25-28	1,219	1,259
5.500%, 7-15-32	3,196	3,385
5.000%, 12-15-34	5,000	5,395
4.500%, 3-25-37	7,601	8,036
5.500%, 4-25-37	5,210	5,681
4.000%, 3-25-39	3,222	3,321
4.000%, 5-25-39	10,012	10,437
3.000%, 11-25-39	10,411	10,574
4.000%, 11-25-39	9,691	10,147
4.500%, 6-25-40	9,162	9,682
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9-1-17	6,810	7,372
5.000%, 5-1-19	3,036	3,281
4.500%, 9-1-19	6,670	7,128
5.500%, 10-1-21	9,909	10,781
5.500%, 2-1-22	5,944	6,463
6.000%, 6-1-22	3,454	3,785
5.000%, 11-1-23	9,562	10,260
5.000%, 10-1-24	8,112	8,704
5.000%, 4-1-25	7,210	7,737
5.000%, 4-1-28	3,421	3,659
5.000%, 5-1-28	806	863
5.000%, 6-25-32	1,488	1,558
6.000%, 7-1-38	2,905	3,193
Government National Mortgage Association Agency REMIC/CMO:
4.000%, 10-16-32	7,902	8,268
5.000%, 4-16-39	3,608	3,851
4.500%, 8-20-40	12,185	12,767

		240,075

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 30.4%		$369,097
(Cost: $363,317)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 14.3%
United States Treasury Notes:
3.375%, 7-31-13	10,000	10,601
4.250%, 8-15-13	11,500	12,409
1.500%, 12-31-13	20,000	20,422
1.750%, 3-31-14	20,000	20,550
2.375%, 8-31-14	10,000	10,460
2.375%, 2-28-15	10,000	10,443
2.500%, 4-30-15	35,000	36,692
2.125%, 5-31-15	25,000	25,834
1.750%, 5-31-16	26,000	26,027

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.3%		$173,438
(Cost: $168,648)

SHORT-TERM SECURITIES
Commercial Paper – 2.5%
Bemis Company, Inc.,
0.280%, 7-13-11 (C)	5,000	5,000
Clorox Co.,
0.240%, 7-11-11 (C)	6,000	5,999
Corporacion Andina de Fomento,
0.140%, 7-21-11 (C)	4,000	4,000
ITT Corporation,
0.000%, 7-1-11 (C)	2,000	2,000
Kellogg Co.,
0.180%, 7-8-11 (C)	5,500	5,500
Kraft Foods Inc.,
0.000%, 7-1-11 (C)	5,668	5,668
Sara Lee Corporation,
0.240%, 7-5-11 (C)	2,000	2,000

		30,167

Commercial Paper (backed by irrevocable letter of credit) – 0.4%
Avon Capital Corp. (Avon Products, Inc.),
0.280%, 7-18-11 (C)	5,000	4,999

Municipal Obligations – Taxable – 0.2%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (Air Products and Chemicals, Inc.),
0.040%, 7-1-11 (D)	2,500	2,500

TOTAL SHORT-TERM SECURITIES – 3.1%		$37,666
(Cost: $37,666)

TOTAL INVESTMENT SECURITIES – 99.1%		$1,203,690
(Cost: $1,174,476)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		10,699

NET ASSETS – 100.0%		$1,214,389

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$598,845	$—
Municipal Bonds	—	24,644	—
United States Government Agency Obligations	—	369,097	—
United States Government Obligations	—	173,438	—
Short-Term Securities	—	37,666	—
Total	$—	$1,203,690	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $62,211 or 5.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,174,493

Gross unrealized appreciation	29,689
Gross unrealized depreciation	(492)

Net unrealized appreciation	$29,197

SCHEDULE OF INVESTMENTS Ivy Managed European/Pacific Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	757	$19,178
Ivy Pacific Opportunities Fund, Class I (A)	4,248	74,129

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$93,307
(Cost: $70,750)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (B)	$112	$112

(Cost: $112)

TOTAL INVESTMENT SECURITIES – 100.1%		$93,419
(Cost: $70,862)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(110)

NET ASSETS – 100.0%		$93,309

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$93,307	$—	$—
Short-Term Securities	—	112	—
Total	$93,307	$112	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$81,584

Gross unrealized appreciation	11,835
Gross unrealized depreciation	—

Net unrealized appreciation	$11,835

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	854	$21,639
Ivy International Balanced Fund, Class I	2,664	40,858
Ivy International Core Equity Fund, Class I	2,448	42,078
Ivy International Growth Fund, Class I	628	21,676
Ivy Pacific Opportunities Fund, Class I (A)	4,508	78,658

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$204,909
(Cost: $170,878)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (B)	$379	$379

(Cost: $379)

TOTAL INVESTMENT SECURITIES – 100.2%		$205,288
(Cost: $171,257)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(324)

NET ASSETS – 100.0%		$204,964

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$204,909	$—	$—
Short-Term Securities	—	379	—
Total	$204,909	$379	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:
Cost	$182,916

Gross unrealized appreciation	23,195
Gross unrealized depreciation	(823)

Net unrealized appreciation	$22,372

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 2.6%
interclick, Inc. (A)	96	$761
MDC Partners Inc., Class A	64	1,147
ReachLocal, Inc. (A)	29	612

		2,520

Air Freight & Logistics – 0.6%
Pacer International, Inc. (A)	127	601

Apparel Retail – 0.3%
Citi Trends Inc. (A)	21	318

Application Software – 4.7%
Callidus Software Inc. (A)	226	1,320
ClickSoftware Technologies Ltd.	41	409
NetScout Systems, Inc. (A)	65	1,366
RealPage, Inc. (A)	52	1,382

		4,477

Biotechnology – 1.4%
Achillion Pharmaceuticals, Inc. (A)	78	581
ArQule, Inc. (A)	54	336
Idenix Pharmaceuticals, Inc. (A)	90	452

		1,369

Broadcasting – 2.0%
Global Traffic Network, Inc. (A)	165	1,895

Catalog Retail – 1.3%
ValueVision Media, Inc. (A)	158	1,206

Communications Equipment – 2.4%
Ixia (A)	62	788
Meru Networks, Inc. (A)	13	160
Procera Networks, Inc. (A)	126	1,353

		2,301

Computer Storage & Peripherals – 2.0%
OCZ Technology Group, Inc. (A)	236	1,889

Construction & Farm Machinery & Heavy Trucks – 5.2%
Commercial Vehicle Group, Inc. (A)	59	836
Twin Disc, Incorporated	19	722
Wabash National Corporation (A)	100	940
Westport Innovations Inc. (A)	103	2,464

		4,962

Consumer Electronics – 0.3%
SGOCO Technology Ltd. (A)	79	330

Consumer Finance – 0.9%
Imperial Holdings, Inc. (A)	79	802

Distillers & Vintners – 0.2%
China New Borun Corporation, ADR (A)	44	222

Electronic Components – 0.4%
BCD Semiconductor Manufacturing Limited, ADR (A)	54	375

Electronic Equipment & Instruments – 1.4%
FARO Technologies, Inc. (A)	31	1,345

Electronic Manufacturing Services – 1.9%
eMagin Corporation (A)	57	348
Fabrinet (A)	43	1,052
Maxwell Technologies, Inc. (A)	26	421

		1,821

Food Retail – 0.5%
Fresh Market, Inc. (The) (A)	13	518

General Merchandise Stores – 1.2%
Gordmans Stores, Inc. (A)	66	1,141

Health Care Equipment – 3.1%
ABIOMED, Inc. (A)	59	959
Spectranetics Corporation (The) (A)	186	1,157
Synovis Life Technologies, Inc. (A)	50	864

		2,980

Health Care Services – 2.2%
Epocrates, Inc. (A)	45	833
ExamWorks Group, Inc. (A)	49	1,247

		2,080

Health Care Supplies – 1.7%
Quidel Corporation (A)	89	1,341
Rochester Medical Corporation (A)	36	328

		1,669

Human Resource & Employment Services – 1.1%
On Assignment, Inc. (A)	106	1,046

Internet Software & Services – 14.7%
Constant Contact, Inc. (A)	68	1,726
Envestnet, Inc. (A)	70	1,032
IntraLinks Holdings, Inc. (A)	76	1,308
Keynote Systems, Inc.	52	1,129
KIT digital, Inc. (A)	176	2,106
Liquidity Services, Inc. (A)	45	1,051
MediaMind Technologies Inc. (A)	75	1,643
Responsys, Inc. (A)	11	197
SciQuest, Inc. (A)	50	849
SPS Commerce, Inc. (A)	87	1,548
Vocus, Inc. (A)	23	713
Website Pros, Inc. (A)	72	882

		14,184

IT Consulting & Other Services – 2.4%
InterXion Holding N.V. (A)	32	481
ServiceSource International, LLC (A)	45	1,010
Virtusa Corporation (A)	41	767

		2,258

Managed Health Care – 0.9%
Molina Healthcare, Inc. (A)	32	857

Movies & Entertainment – 1.6%
Rentrak Corporation (A)	88	1,552

Multi-Line Insurance – 0.5%
Fortegra Financial Corporation (A)	66	521

Oil & Gas Drilling – 2.0%
Pioneer Drilling Company (A)	116	1,763
Union Drilling, Inc. (A)	14	145

		1,908

Oil & Gas Equipment & Services – 3.9%
Basic Energy Services, Inc. (A)	68	2,128
Natural Gas Services Group, Inc. (A)	37	591
RigNet, Inc. (A)	62	1,051

		3,770

Oil & Gas Exploration & Production – 1.6%
Callon Petroleum Company (A)	140	983
Triangle Petroleum Corporation (A)	87	563

		1,546

Pharmaceuticals – 7.1%
BioMimetic Therapeutics, Inc. (A)	72	368
NuPathe Inc. (A)	67	494
Obagi Medical Products, Inc. (A)	101	952
Pacira Pharmaceuticals, Inc. (A)	104	1,250
Questcor Pharmaceuticals, Inc. (A)	128	3,090
SuperGen, Inc. (A)	189	562

		6,716

Research & Consulting Services – 1.1%
Mistras Group, Inc. (A)	65	1,059

Restaurants – 4.0%
BJ’s Restaurants, Inc. (A)	30	1,592
Bravo Brio Restaurant Group, Inc. (A)	40	967
McCormick & Schmick’s Seafood Restaurants, Inc. (A)	38	322
Red Robin Gourmet Burgers, Inc. (A)	26	950

		3,831

Semiconductor Equipment – 1.2%
Nanometrics Incorporated (A)	59	1,126

Semiconductors – 3.3%
Diodes Incorporated (A)	23	608
Inphi Corporation (A)	22	390
Mellanox Technologies, Ltd. (A)	25	746
O2Micro International Limited (A)	85	552
Pericom Semiconductor Corporation (A)	58	521
RDA Microelectronics, Inc., ADR (A)	40	360

		3,177

Soft Drinks – 1.2%
Primo Water Corporation (A)	72	1,033

Specialized Consumer Services – 1.1%
Active Network, Inc., (The) (A)	57	1,010

Specialized Finance – 0.5%
GAIN Capital Holdings, Inc. (A)	67	458

Systems Software – 5.5%
OPNET Technologies, Inc.	50	2,039
Radiant Systems, Inc. (A)	49	1,032
Velti plc (A)	137	2,322

		5,393

Trading Companies & Distributors – 2.4%
CAI International, Inc. (A)	45	924
DXP Enterprises, Inc. (A)	55	1,384

		2,308

Trucking – 4.0%
Celadon Group, Inc. (A)	78	1,083
Marten Transport, Ltd.	55	1,186
Roadrunner Transportation Systems, Inc. (A)	56	843
Vitran Corporation Inc., Class A (A)	50	632
Zipcar, Inc. (A)	4	78

		3,822

TOTAL COMMON STOCKS – 96.4%		$92,396
(Cost: $73,628)

INVESTMENT FUNDS – 2.0%
Registered Investment Companies
iShares Russell 2000 Growth Index Fund	20	$1,906

(Cost: $1,814)
SHORT-TERM SECURITIES – 1.4%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7-1-11 (B)	$1,315	$1,315

(Cost: $1,315)

TOTAL INVESTMENT SECURITIES – 99.8%		$95,617
(Cost: $76,757)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		181

NET ASSETS – 100.0%		$95,798

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$92,396	$—	$—
Investment Funds	1,906	—	—
Short-Term Securities	—	1,315	—
Total	$94,302	$1,315	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Beginning Balance 4-1-11	$75
Net realized gain (loss)	(186)
Net unrealized appreciation (depreciation)	129
Purchases	—
Sales	(18)
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	—

Ending Balance 6-30-11	$—

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$77,985

Gross unrealized appreciation	20,442
Gross unrealized depreciation	(2,810)
Net unrealized appreciation	$17,632

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 0.9%
Triumph Group, Inc.	116	$11,541

Air Freight & Logistics – 1.9%
C.H. Robinson Worldwide, Inc.	68	5,389
Expeditors International of Washington, Inc.	364	18,646

		24,035

Apparel, Accessories & Luxury Goods – 3.6%
Columbia Sportswear Company	186	11,799
lululemon athletica inc. (A)	92	10,273
Vera Bradley, Inc. (A)	161	6,154
Warnaco Group, Inc. (The) (A)	298	15,587

		43,813

Application Software – 5.5%
ANSYS, Inc. (A)	438	23,962
Solera Holdings, Inc.	458	27,089
SuccessFactors, Inc. (A)	575	16,902

		67,953

Auto Parts & Equipment – 2.6%
BorgWarner Inc. (A)	409	33,019

Automotive Retail – 3.4%
CarMax, Inc. (A)	1,295	42,831

Biotechnology – 0.7%
Vertex Pharmaceuticals Incorporated (A)	179	9,288

Brewers – 0.0%
Boston Beer Company, Inc. (The), Class A (A)	5	466

Communications Equipment – 1.5%
Acme Packet, Inc. (A)(B)	171	12,010
Aruba Networks, Inc. (A)	240	7,095

		19,105

Construction Materials – 1.0%
Martin Marietta Materials, Inc.	153	12,199

Consumer Electronics – 2.5%
Harman International Industries, Incorporated	697	31,783

Consumer Finance – 2.2%
Discover Financial Services	1,036	27,708

Data Processing & Outsourced Services – 2.0%
Fiserv, Inc. (A)	406	25,428

Department Stores – 0.8%
Nordstrom, Inc.	229	10,730

Distillers & Vintners - 1.8%
Brown-Forman Corporation, Class B	283	21,161

Electrical Components & Equipment – 4.5%
Acuity Brands, Inc.	182	10,127
Polypore International, Inc. (A)	484	32,808
Roper Industries, Inc.	175	14,611

		57,546

Electronic Manufacturing Services – 1.8%
Trimble Navigation Limited (A)	588	23,323

Environmental & Facilities Services – 0.7%
Stericycle, Inc. (A)	95	8,453

Food Retail – 1.3%
Whole Foods Market, Inc.	263	16,665

Health Care Distributors – 2.1%
Henry Schein, Inc. (A)	378	27,086

Health Care Equipment – 6.4%
Gen-Probe Incorporated (A)	125	8,620
IDEXX Laboratories, Inc. (A)	196	15,210
Intuitive Surgical, Inc. (A)	41	15,331
Varian Medical Systems, Inc. (A)	574	40,190

		79,351

Health Care Services – 1.3%
Accretive Health, Inc. (A)	589	16,956

Health Care Technology – 1.9%
Cerner Corporation (A)	396	24,224

Homefurnishing Retail – 1.5%
Williams-Sonoma, Inc.	506	18,452

Hotels, Resorts & Cruise Lines – 3.1%
Orient-Express Hotels Ltd. (A)	837	8,992
Wyndham Worldwide Corporation	906	30,497

		39,489

Industrial Gases – 1.0%
Airgas, Inc.	174	12,204

Industrial Machinery – 3.9%
Donaldson Company, Inc.	248	15,043
IDEX Corporation	545	25,007
Kaydon Corporation	243	9,078

		49,128

Insurance Brokers – 1.6%
Arthur J. Gallagher & Co.	724	20,670

Internet Retail – 1.1%
Netflix, Inc. (A)	55	14,448

Internet Software & Services – 0.9%
DealerTrack Holdings, Inc. (A)	507	11,633

Investment Banking & Brokerage – 1.5%
Greenhill & Co., Inc.	362	19,483

IT Consulting & Other Services – 1.3%
Teradata Corporation (A)	265	15,932

Oil & Gas Drilling – 1.6%
Patterson-UTI Energy, Inc.	645	20,381

Oil & Gas Equipment & Services – 1.7%
Dresser–Rand Group Inc. (A)	388	20,877

Oil & Gas Exploration & Production – 2.9%
Continental Resources, Inc. (A)	190	12,336
Ultra Petroleum Corp. (A)	555	25,423

		37,759

Packaged Foods & Meats – 1.4%
Mead Johnson Nutrition Company	267	18,009

Publishing – 1.3%
Meredith Corporation	543	16,896

Real Estate Management & Development – 1.8%
CB Richard Ellis Group, Inc., Class A (A)	890	22,348

Regional Banks – 6.1%
First Horizon National Corporation	654	6,241
First Republic Bank (A)	563	18,178
Huntington Bancshares Incorporated	2,125	13,940
Signature Bank (A)	433	24,773
TCF Financial Corporation	974	13,442

		76,574

Semiconductor Equipment – 1.7%
Lam Research Corporation (A)	496	21,961

Semiconductors – 4.2%
ARM Holdings plc, ADR	237	6,724
Microchip Technology Incorporated	851	32,255
Semtech Corporation (A)	523	14,302

		53,281

Specialty Chemicals – 1.2%
RPM International Inc.	719	16,557

Specialty Stores – 2.8%
PetSmart, Inc.	519	23,565
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	187	12,102

		35,667

Systems Software – 1.0%
Red Hat, Inc. (A)	273	12,547

Trading Companies & Distributors – 3.1%
Fastenal Company	1,073	38,608

TOTAL COMMON STOCKS – 97.1%		$1,227,568
(Cost: $1,071,288)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 2.4%
Air Products and Chemicals, Inc.,
0.100%, 7-11-11 (C)	$4,000	4,000
Corporacion Andina de Fomento,
0.120%, 7-12-11 (C)	1,000	1,000
E.I. du Pont de Nemours and Company,
0.130%, 7-25-11 (C)	6,000	5,999
PACCAR Financial Corp.:
0.100%, 7-5-11 (C)	2,900	2,900
0.090%, 7-14-11 (C)	4,000	4,000
Sara Lee Corporation,
0.000%, 7-1-11 (C)	3,000	3,000
Wisconsin Electric Power Co.,
0.000%, 7-1-11 (C)	8,805	8,805

		29,704

Commercial Paper (backed by irrevocable letter of credit) – 0.1%
John Deere Credit Limited (John Deere Capital Corporation),
0.130%, 7-5-11 (C)	1,784	1,784

Municipal Obligations – Taxable – 0.7%
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A–3,
0.130%, 7-15-11 (D)	2,000	2,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A,
0.050%, 7-6-11 (D)	7,000	7,000

		9,000

TOTAL SHORT–TERM SECURITIES – 3.2%		$40,488
(Cost: $40,488)

TOTAL INVESTMENT SECURITIES – 100.3%		$1,268,056
(Cost: $1,111,776)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(3,390)

NET ASSETS – 100.0%		$1,264,666

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,227,568	$—	$—
Short-Term Securities	—	40,488	—
Total	$1,227,568	$40,488	$—
Liabilities
Written Options	$47	$285	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for all or a portion of the following written options outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price	Premium Received	Market Value
Acme Packet, Inc.	JP Morgan Securities LLC	Call	676	July 2011	$84.00	$97	$(6)
	Deutsche Banc Alex Brown Inc.	Call	1,036	August 2011	78.50	129	(254)
Whole Foods Market, Inc.	Citigroup Global Markets	Put	890	August 2011	48.00	125	(25)
	Goldman, Sachs & Company	Put	1,220	August 2011	50.00	219	(47)
						$570	$(332)

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the
date	that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$1,112,247

Gross unrealized appreciation	171,343
Gross unrealized depreciation	(15,534)

Net unrealized appreciation	$155,809

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Air Products and Chemicals, Inc.,
0.100%, 7–11–11 (A)	$4,000	$4,000
Corporacion Andina de Fomento:
0.120%, 7–12–11 (A)	700	700
0.190%, 8–8–11 (A)	4,750	4,749
0.780%, 12–7–11 (A)	4,000	3,986
0.700%, 5–15–12 (A)	1,200	1,193
E.I. du Pont de Nemours and Company:
0.120%, 7–6–11 (A)	2,000	2,000
0.140%, 7–12–11 (A)	4,500	4,499
0.150%, 7–19–11 (A)	2,500	2,500
0.130%, 7–25–11 (A)	1,000	1,000
Kellogg Co.,
0.000%, 7–1–11 (A)	488	488
Novartis Finance Corp.,
0.000%, 7–1–11 (A)	1,500	1,500
Sonoco Products Co.,
0.000%, 7–1–11 (A)	900	900
St. Jude Medical, Inc.,
0.000%, 7–1–11 (A)	1,050	1,050
Wisconsin Electric Power Co.,
0.110%, 7–8–11 (A)	1,416	1,416

Total Commercial Paper – 13.9%		29,981
Commercial Paper (backed by irrevocable letter of credit)
Axis Bank Limited (Bank of America, N.A.),
0.400%, 7–19–11 (A)	2,300	2,300
COFCO Capital Corp. (Rabobank Nederland):
0.210%, 8–5–11 (A)	2,750	2,749
0.180%, 8–9–11 (A)	5,000	4,999
ICICI Bank Limited (Bank of America, N.A.):
0.640%, 9–16–11 (A)	3,000	2,996
0.400%, 9–19–11 (A)	2,700	2,697
John Deere Credit Limited (John Deere Capital Corporation),
0.110%, 7–14–11 (A)	4,000	4,000
River Fuel Company #2, Inc. (Bank of Nova Scotia),
0.220%, 7–15–11 (A)	7,163	7,162
River Fuel Trust #1 (Bank of Nova Scotia),
0.210%, 7–15–11 (A)	2,850	2,850

Total Commercial Paper (backed by irrevocable letter of credit) – 13.8%		29,753

Notes
Bank of America Corporation,
5.375%, 8–15–11	1,450	1,458
Bank of America, N.A.,
0.570%, 7–22–11 (B)	4,900	4,900
Citigroup Inc.:
0.370%, 9–16–11 (B)	844	842
5.100%, 9–29–11	2,650	2,676
6.000%, 2–21–12	1,700	1,758
5.250%, 2–27–12	1,066	1,096
General Electric Capital Corporation,
0.440%, 8–22–11 (B)	1,450	1,451
Kimberly–Clark Corporation,
4.428%, 12–19–11	3,000	3,052

Rabobank Nederland:
0.470%, 7–26–11 (B)	1,500	1,501
0.330%, 8–16–11 (B)	1,500	1,500
Royal Bank of Scotland plc (The),
0.660%, 7–28–11 (B)	7,200	7,200
Toyota Motor Credit Corporation,
0.320%, 7–1–11 (B)	5,000	5,000
Wachovia Corporation,
0.400%, 9–1–11 (B)	1,000	1,001

Total Notes – 15.5%		33,435
Notes (backed by irrevocable letter of credit)
American Honda Finance Corp. (Honda Motor Co.):
0.420%, 9–27–11 (B)	2,900	2,903
0.350%, 9–29–11 (B)	2,025	2,025
BellSouth Corporation (AT&T Inc.),
4.463%, 4–26–12 (C)	7,000	7,205
IBM International Group Capital LLC (International Business Machines Corporation),
0.520%, 8–26–11 (B)	1,500	1,500
The Academy of the New Church, Taxable Var Rate Demand Bonds, Ser 2008 (Wachovia Bank, N.A.),
0.190%, 7–7–11 (B)	2,095	2,095
Trap Rock Industries, Inc., Taxable Var Rate Demand Bonds, Ser 2005 (Wachovia Bank, N.A.),
0.190%, 7–7–11 (B)	1,640	1,640

Total Notes (backed by irrevocable letter of credit) – 8.1%		17,368

TOTAL CORPORATE OBLIGATIONS – 51.3%		$110,537
(Cost: $110,537)

MUNICIPAL OBLIGATIONS
California – 7.5%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (Bank of America, N.A.),
0.040%, 7–1–11 (B)	1,115	1,115
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (JPMorgan Chase Bank, N.A.),
0.050%, 7–1–11 (B)	2,502	2,502
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I ), Ser 2005 I (United States Government),
0.090%, 7–7–11 (B)	2,800	2,800
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (United States Government),
0.080%, 7–7–11 (B)	3,165	3,165
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (U.S. Bank, N.A.):
0.040%, 7–7–11 (B)	2,000	2,000
0.040%, 7–7–11 (B)	1,905	1,905

Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.),
0.060%, 7-7-11 (B)	2,600	2,600

		16,087

Colorado – 4.1%
Castle Rock, CO, Cert of Part, Ser 2008 (Wells Fargo Bank, N.A.),
0.200%, 7-7-11 (B)	4,070	4,070
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (U.S. Bank, N.A.),
0.100%, 7-7-11 (B)	4,000	4,000
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (Wells Fargo Bank, N.A.),
0.080%, 7-7-11 (B)	475	475
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (JPMorgan Chase & Co.),
0.350%, 7-7-11 (B)	250	250

		8,795

Florida – 2.8%
City of Cape Coral, FL (Bank of America, N.A.),
0.130%, 7-1-11	1,100	1,100
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (Bank of America, N.A.),
0.060%, 7-1-11 (B)	2,000	2,000
Pinellas Cnty Edu Fac Auth, Rfdg Prog Rev Bonds (Pooled Independent Higher Edu Institutions Loan Prog), Ser 1985 (Wachovia Bank, N.A.),
0.130%, 7-5-11	3,000	3,000

		6,100

Georgia – 4.6%
Muni Elec Auth of GA (Wells Fargo Bank, N.A.),
0.330%, 7-12-11	9,800	9,800

Illinois – 2.2%
IL Fin Auth (Loyola Univ of Chicago Fin Proj), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.),
0.130%, 7-1-11	4,000	4,000
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (JPMorgan Chase Bank, N.A.),
0.030%, 7-7-11 (B)	700	700

		4,700

Indiana – 2.3%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (JPMorgan Chase Bank, N.A.),
0.080%, 7-7-11 (B)	5,000	5,000

Louisiana – 2.6%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (Air Products and Chemicals, Inc.),
0.100%, 7-7-11 (B)	3,000	3,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (Bank of New York (The)),
0.050%, 7-7-11 (B)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Var Rate Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (Exxon Mobil Corporation),
0.020%, 7-1-11 (B)	500	500

		5,500

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (Toronto Dominion Bank),
0.120%, 7-7-11 (B)	1,985	1,985

Mississippi – 6.4%
MS Bus Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (Wachovia Bank, N.A.),
0.190%, 7-7-11 (B)	4,925	4,925
MS Bus Fin Corp, Gulf Opp Zone Indl Dev Var Rate Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (Chevron Corporation),
0.040%, 7-1-11 (B)	5,500	5,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj) (Chevron Corporation),
0.040%, 7-1-11 (B)	3,400	3,400

		13,825

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (JPMorgan Chase & Co.),
0.150%, 7-7-11 (B)	975	975

New York – 2.6%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (Federal Home Loan Mortgage Corporation),
0.070%, 7-7-11 (B)	2,000	2,000
NYC Indl Dev Agy, Var Rate Demand Civic Fac Rfdg and Impvt Rev Bonds (Touro College Proj), Ser 2007 (JPMorgan Chase Bank, N.A.),
0.080%, 7-7-11 (B)	3,675	3,675

		5,675

Texas – 3.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (JPMorgan Chase & Co.),
0.090%, 7-7-11 (B)	2,000	2,000
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
0.040%, 7-1-11 (B)	1,450	1,450
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (Air Products and Chemicals, Inc.),
0.040%, 7-1-11 (B)	3,505	3,505

		6,955

Virginia – 1.2%
Indl Dev Auth of Botetourt Cnty, VA, Indl Dev Rev Bonds (Altec Industries), Ser 2001 (Bank of America, N.A.),
0.250%, 7-7-11 (B)	1,600	1,600
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A(U.S. Bank, N.A.),
0.180%, 7-1-11	1,000	1,000

		2,600

Wisconsin – 2.8%
Ladysmith, WI, Var Rate Demand Indl Dev Rev Bonds (Indeck Ladysmith, LLC Proj), Ser 2009A (Wells Fargo Bank, N.A.),
0.240%, 7-7-11 (B)	3,500	3,500

WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Aurora Hlth Care Inc.), Ser 2008-A (U.S. Bank, N.A.),
0.060%, 7-7-11 (B)	1,845	1,845
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (JPMorgan Chase Bank, N.A.),
0.100%, 7-7-11 (B)	770	770

		6,115

Wyoming – 1.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.040%, 7-1-11 (B)	3,250	3,250

TOTAL MUNICIPAL OBLIGATIONS – 45.2%		$97,362
(Cost: $97,362)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Defeased Loan Trust 2010-2 (United States Government),
1.040%, 8-13-11	2,043	2,042
Overseas Private Investment Corporation (United States Government):
0.090%, 7-7-11 (B)	1,789	1,789
0.090%, 7-7-11 (B)	1,667	1,667
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.500%, 7-15-11 (B)	1,554	1,554

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 3.3%		$7,052
(Cost: $7,052)

TOTAL INVESTMENT SECURITIES – 99.8%		$214,951
(Cost: $214,951)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		642

NET ASSETS –100.0%		$215,593

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$110,537	$—
Municipal Obligations	—	97,362	—
United States Government Agency Obligations	—	7,052	—
Total	$—	$214,951	$—

There	were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Rate shown is the yield to maturity at June 30, 2011.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$214,951

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 2.3%
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Children’s Hosp, Ser 2009,
6.000%, 6–1–39	$750	$794
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	757
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	500	556

		2,107

Arizona – 1.4%
Bullhead City, AZ, Bullhead Parkway Impvt Dist, Impvt Bonds,
6.100%, 1–1–13	175	178
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	564
Univ Med Ctr Corp (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	515

		1,257

California – 9.4%
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	500	497
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	396
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	415	447
CA Various Purp GO Bonds:
5.000%, 2–1–22	495	514
5.250%, 10–1–29	500	518
6.500%, 4–1–33	1,000	1,111
6.000%, 11–1–39	500	533
Trustees of the CA State Univ Systemwide Rev Bonds, Ser 2002A,
5.500%, 11–1–15	250	264
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	440
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6–1–39	200	223
Golden State Tob Securitization Corp, Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2003B,
5.000%, 6–1–43	1,000	1,083
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009 F,
5.000%, 1–1–34	500	497
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	250

Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A,
5.500%, 8–1–29	200	229
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	560
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	522
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	556
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (A)	150	40

		8,680

Colorado – 5.2%
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	566
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	518
City and Cnty of Broomfield, CO, Rfdg Cert of Participation, Ser 2010,
5.000%, 12–1–23	1,000	1,085
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	475	452
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11–1–29	425	438
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	500	470
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	486
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	786

		4,801

Connecticut – 0.4%
Capital City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	410

District Of Columbia – 2.2%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	500	518
DC GO Rfdg Bonds, Ser 2008F,
5.000%, 6–1–19	1,000	1,125
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien, Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (A)	500	384

		2,027

Florida – 9.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	508

Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	541
Citizens Ppty Insurance Corp, Sr Secured Rev Bonds, Ser 2010A–1,
5.250%, 6–1–17	400	430
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	684
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	830
Jacksonville, FL Better Jacksonville Sales Tax Rev Bonds, Ser 2003,
5.250%, 10–1–19	250	262
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	556
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	502
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	385	385
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	523
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10–1–22	500	573
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
5.000%, 10–1–17	500	578
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	509
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	562
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	463
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22 (B)	500	524

		8,430

Georgia – 1.2%
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	500	507
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	572

		1,079

Illinois – 2.3%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5–1–26	230	185
5.700%, 5–1–36	250	202
Chicago GO Bonds, Proj and Rfdg, Ser 2004A,
5.250%, 1–1–21	250	257
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	513
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	581
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	418

		2,156

Indiana – 3.5%
Ball State Univ Board of Trustees, Ball State Univ Student Fee Bonds, Ser K,
5.750%, 7–1–18	500	513
East Chicago Elementary Sch Bldg Corp (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	190	191
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	500	509
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	250	229
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac - Phase II), Ser 2008C,
5.000%, 7–1–17	500	558
Mt. Vernon Sch Bldg Corp of Hancock Cnty, IN, First Mtg Bonds, Ser 2007,
5.250%, 1–15–32	500	508
New Albany-Floyd Cnty Sch Bldg Corp, First Mtg Bonds, Ser 2002,
5.750%, 7–15–17	675	713

		3,221

Iowa – 1.1%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,023

Kansas – 0.9%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	531
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A–2,
5.650%, 6–1–35	95	99
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi–Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (A)	400	229

		859

Kentucky – 3.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	508
6.500%, 3–1–45	350	351
Cmnwlth of KY, State Ppty and Bldg Commission, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	587
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	380
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	504
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	500	509

		2,839

Louisiana – 2.3%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	500	488
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	562

Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010,
5.000%, 12–1–22	1,000	1,099

		2,149

Maryland – 1.1%
MD Econ Dev Corp, Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	577
MD Trans Auth, Arpt Prkg Rev Bonds (Baltimore/Washington Intl Arpt Proj), Ser 2002B,
5.375%, 3–1–15	405	416

		993

Massachusetts – 1.6%
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	445	469
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	500	501
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E,
5.000%, 7–1–15	500	545

		1,515

Michigan – 1.8%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	509
State Bldg Auth, MI, 2008 Rev and Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	341
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA,
0.000%, 10–15–22 (A)	1,000	546
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	250	250

		1,646

Minnesota – 1.0%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	534
Victoria, MN, Private Sch Fac Rev Bonds (Holy Fam Catholic High Sch Proj), Ser 1999A,
5.600%, 9–1–19	400	386

		920

Mississippi – 0.9%
The Univ of Southn MS, S.M. Edu Bldg Corp, Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	783

Missouri – 4.3%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	200	188
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	130
Indl Dev Auth of Grundy Cnty, MO, Hlth Fac Rev Bonds (Wright Mem Hosp), Ser 2009,
6.750%, 9–1–34	100	99
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	200	200
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	500	511

Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	500	504
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A,
5.250%, 12–1–19	65	67
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO - Events Ctr Proj), Ser 2009A,
6.625%, 4–1–33	580	604
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24	500	503
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	250	236
Platte Cnty R-III Sch Dist Bldg Corp, Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	359
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4–1–18	100	106
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	452

		3,959

Nevada – 1.0%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	565
Overton Power District No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
6.500%, 12–1–18	290	328

		893

New Hampshire – 0.8%
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009,
7.000%, 4–1–38	250	284
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	440	442

		726

New Jersey – 4.0%
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	510
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O,
5.125%, 3–1–30	250	252
NJ Econ Dev Auth Rev Bonds (Provident Group-Montclair Ppty L.L.C. - Monclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	350	338
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011 EE,
5.250%, 9–1–24	500	523
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011–1,
5.000%, 12–1–19 (B)	500	512
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A,
5.500%, 12–15–22	500	551
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	558
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	484

		3,728

New Mexico – 0.6%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D,
6.000%, 1–1–37	70	75
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2,
5.250%, 7–1–30	495	506

		581

New York – 2.6%
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	500	250
0.000%, 3–1–26 (A)	500	234
0.000%, 3–1–27 (A)	500	219
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Twenty-Seventh Ser,
5.500%, 12–15–14	500	526
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser,
5.750%, 11–1–30	500	537
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	105	105
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	485	486

		2,357

North Carolina – 1.6%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	250	281
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	500	545
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (A)	500	114
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	531

		1,471

Ohio – 1.5%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	510
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	477
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OHBond Fund), (Midwest Terminals Proj) Ser 2007C,
6.000%, 11–15–27	460	424

		1,411

Oklahoma – 1.9%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	500	523
Grand River Dam Auth, Rev Bonds, Ser 2008A,
5.000%, 6–1–18	905	1,047
Tulsa Pub Fac Auth, Assembly Ctr Lease Payment Rev Bonds, Rfdg Ser 1985,
6.600%, 7–1–14	205	221

		1,791

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	255

Pennsylvania – 3.8%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	261
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	350	351
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	470
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	250	252
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2,
0.000%, 12–1–28 (A)	1,500	1,212
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A,
5.250%, 12–15–24	445	458
The Sch Dist of Philadelphia, PA, GO Bonds, Ser 2002A,
5.500%, 2–1–18	500	515

		3,519

Puerto Rico – 2.9%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	750	784
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	500	509
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD,
5.000%, 7–1–21	1,000	1,036
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (A)	500	341

		2,670

Rhode Island – 0.6%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12–1–27	500	521

South Carolina – 0.1%
Tob Stlmt Rev Mgmt Auth, 5% Tob Stlmt Asset-Bkd Rfdg Bonds, Ser 2008,
5.000%, 6–1–18	130	130

Tennessee – 0.6%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	546

Texas – 10.9%
Arlington, TX Spl Tax Rev Bonds, Ser 2008,
5.000%, 8–15–18	300	342
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	250	251
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	629
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	571
Harris Cnty Cultural Edu Fac Fin Corp, Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	204

Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	500	447
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,023
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2–15–24	505	508
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
5.750%, 5–15–23	500	561
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	500	456
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12–1–17	505	508
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Interest Bonds), Ser 2008A,
6.000%, 1–1–25	500	538
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (A)	1,000	326
Pflugerville Independent Sch Dist (Travis Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2001,
5.500%, 8–15–19	250	251
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	565
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	500	464
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	227
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	533
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	840
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	414
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	362

		10,020

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27,
5.500%, 11–1–37	125	127

Virgin Islands – 1.6%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	502
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	983

		1,485

Virginia – 1.5%
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
5.500%, 7–1–20	490	512

VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	285
Indl Dev Auth of Washington Cnty, VA, HospRev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	555

		1,352

Washington – 1.9%
Pub UtilDist No. 1, Pend OreilleCnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	750	767
WA HlthCare FacAuth, Rev Bonds (Swedish Hlth Svcs), Ser 2009A,
6.500%, 11–15–33	500	519
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctrs), Ser 2007C,
5.500%, 8–15–36	500	447

		1,733

West Virginia – 0.9%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser2011A,
6.500%, 10–1–31 (B)	300	301
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	501

		802

Wisconsin – 1.7%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,057
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	530

		1,587

Wyoming – 0.9%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	300	266
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	526

		792

TOTAL MUNICIPAL BONDS – 97.0%		$89,351
(Cost: $85,791)

SHORT-TERM SECURITIES – 3.1%
Master Note
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (C)	2,871	$2,871

(Cost: $2,871)

TOTAL INVESTMENT SECURITIES – 100.1%		$92,222
(Cost: $88,662)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(133)

NET ASSETS – 100.0%		$92,089

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$89,351	$—
Short-Term Securities	—	2,871	—
Total	$—	$92,222	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Zero coupon bond.

(B)	Purchased on a when-issued basis with settlement subsequent to June 30, 2011.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$88,658

Gross unrealized appreciation	4,561

Gross unrealized depreciation	(997)

Net unrealized appreciation	$3,564

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.0%
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010D,
6.500%, 5–15–15	$1,000	$1,001
MI Fin Auth, Sr Edu Fac Rev Bonds, St. Catherine of Siena Academy Proj, Ser 2010A,
6.450%, 2–20–12	1,000	1,013
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A,
6.500%, 1–1–27	2,500	2,448

		4,462

Arizona – 3.7%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.014%, 1–1–37 (A)	10,000	7,067
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008:
7.500%, 5–1–19	1,015	1,118
8.000%, 5–1–25	3,000	3,309
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,315	1,207
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	500	437
Indl Dev Auth of Yavapai, Edu Rev Bonds, AZ Agribusiness and Equine Ctr, Inc. Proj, Ser 2011,
7.875%, 3–1–42	3,500	3,591

		16,729

Arkansas – 0.1%
Pub Fac Brd of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	500	491

California – 7.5%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	3,979
Anaheim Cmnty Facs Dist No. 08-1 (Platinum Triangle), Spl Tax Bonds, Ser 2010,
6.250%, 9–1–40	2,925	2,657
CA Muni Fin Auth (Literacy First Proj), Charter Sch Lease Rev Bonds, Ser 2010B,
6.000%, 9–1–30	1,085	981
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,677
CA Muni Fin Auth Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009B,
8.000%, 10–1–22	400	446

CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	877
CA Various Purp GO Bonds:
6.000%, 4–1–35	250	266
6.000%, 11–1–39	500	533
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	150	157
CA Statewide Cmnty Dev Auth, Rev Bonds (Thomas Jefferson Sch of Law), Ser A,
7.250%, 10–1–32	3,400	3,487
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	250	227
6.350%, 7–1–46	250	235
Cmnty Fac Dist No. 2009-1 of Chino, 2010 Spl Tax Bonds,
6.750%, 9–1–40	1,800	1,779
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bk Bonds, Ser 2007A-1,
5.125%, 6–1–47	1,000	659
Cmnty Redev Agy of Hawthorne, Cmnty Fac Dist No. 1999-1 (Gateway Ctr), 2010 Spl Tax Rfdg Bonds,
6.125%, 10–1–25	2,200	2,244
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–29	75	78
7.000%, 10–1–32	510	535
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp), Ser 2007,
4.625%, 6–1–21	1,630	1,285
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010:
5.750%, 9–1–29	225	207
5.750%, 9–1–31	365	334
6.000%, 9–1–39	1,000	907
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	1,500	1,485
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	200	202
6.750%, 11–1–39	3,100	3,096
Palomar Pomerado Hlth,
6.000%, 11–1–41	3,000	2,690
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A:
6.500%, 9–1–29	360	358
6.750%, 9–1–39	70	70
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,503
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	110
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2010A,
5.000%, 7–1–21	2,000	2,150

		35,214

Colorado – 8.1%
Arkansas River Pwr Auth, CO, Pwr Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,690	5,566
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	2,500	2,488
Church Ranch Metro Dist, Westminster, CO, GO Ltd Tax Bonds, Ser 2003,
6.000%, 12–1–33	1,160	963
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	953
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	96
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	251
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty Proj), Ser 2006A,
5.750%, 1–1–37	350	307
CO Hlth Fac Auth (Christian Living Cmnty - Clermont Park Proj), Rev Bonds, Ser 2009A:
7.250%, 1–1–19	100	104
9.000%, 1–1–34	30	32
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,247
Denver Hlth and Hosp Auth, Ser 2009A,
6.250%, 12–1–33	925	922
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	2,345	2,270
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	3,407
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–27	4,660	3,995
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010:
6.500%, 1–15–30	3,000	3,143
6.000%, 1–15–41	2,500	2,507
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	4,344	3,703
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,869	3,118
Tallyn’s Reach Metro Dist No. 3 (Aurora, CO), GO Bonds, Ser 2004,
6.625%, 12–1–23	500	513
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	2,550	2,344

		37,929

Connecticut – 0.5%
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	110	110
Harbor Point Infrastructure Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,152

		2,262

District Of Columbia – 0.1%
Metro WA Arpts Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	634

Florida – 2.3%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	585	591
6.750%, 11–1–39	1,390	1,411
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–30	2,750	2,513
6.000%, 9–15–40	2,000	1,764
FL Hurricane Catastrophe Fund Fin Corp, Rev Bonds, Ser 2010A,
5.000%, 7–1–15	1,000	1,101
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	350	484
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–25	1,000	1,041
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
6.000%, 8–1–45	1,800	1,679

		10,584

Georgia – 0.2%
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	400	453
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	500	487

		940

Guam – 1.3%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU,
6.625%, 12–1–30	1,400	1,366
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A,
6.875%, 12–1–40	1,500	1,471
Govt of GU, GO Bonds, Ser 1993A,
5.400%, 11–15–18	2,000	1,999
Govt of GU, GO Bonds, Ser 2009A:
5.750%, 11–15–14	105	108
7.000%, 11–15–39	1,000	1,033

		5,977

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
8.750%, 11–15–29	450	512
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009C-2,
6.400%, 11–15–14	500	501

		1,013

Idaho – 0.3%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	877
6.250%, 7–1–45	550	477

		1,354

Illinois – 9.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Parkway Redev Proj), Ser 2007A:
5.000%, 5–1–26	1,360	1,093
5.700%, 5–1–36	3,160	2,560
Cert of Part, Metra Market of Chicago, L.L.C. Redev Proj, Ser A,
6.870%, 2–15–24	1,600	1,639
Chicago Midway Arpt, Second Lien Rev Bonds, Ser 2010B,
5.000%, 1–1–34	1,500	1,625
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,031
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	2,500	2,512
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	470	481
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A,
5.875%, 2–15–38	1,400	1,232
IL Fin Auth (Greenfields of Geneva Proj), Rev Bonds, Ser 2010C-3,
6.250%, 2–15–16	3,000	2,971
IL Fin Auth, Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	2,000	2,062
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010D-3,
6.000%, 5–15–17	4,000	4,001
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	65	71
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	6,735	6,919
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	250	262
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	1,840	1,370
Vlg of Riverdale Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	5,255	5,280
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,855	1,869
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	680	704
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	506
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Ad Valorem Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,472
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,051
7.375%, 11–15–45	1,500	1,434

		42,145

Indiana – 2.1%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	10	10

Hendricks Cnty, IN Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	235	242
IN Fin Auth, Edu Fac Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,075	1,232
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,288
Rockport, IN, Pollutn Ctrl Rev Rfdg Bonds (IN MI Power Co Proj), Ser 2009A,
6.250%, 6–1–25	1,000	1,085
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	2,000	1,959
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	450	392
Whiting, IN, Redev Dist Tax Incr Rev Bonds of 2010 (Lakefront Dev Proj),
6.750%, 1–15–32	1,430	1,390

		9,598

Iowa – 0.1%
Coralville, IA (Coralville Marriott Hotel and Convention Ctr), Cert of Part in Base Lease Payments, Ser 2006D,
5.250%, 6–1–26	500	508

Kansas – 2.3%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	530
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,000
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	6,000	5,169
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West VlgCtr Proj), Ser 2007,
5.450%, 9–1–22	500	328
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007,
5.500%, 9–1–26	500	323
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B - Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (B)	1,100	629

		10,979

Kentucky – 2.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	2,500	2,485
6.500%, 3–1–45	3,500	3,509
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp Proj), Ser 2010,
6.375%, 8–1–40	2,000	1,888
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	2,000	2,035

		9,917

Louisiana – 1.0%
LA Local Govt Envirnmt, Fac and Comm Dev Auth, Rev Bonds (Westlake Chemical Corp Projs) (Ike Zone), Ser 2010A-2,
6.500%, 11–1–35	4,000	4,138

New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	745	763

		4,901

Maine – 0.1%
Portland, ME, Gen Arpt Rev Bonds, Ser 2010,
5.000%, 1–1–30	500	504

Maryland – 0.7%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	488
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	2,954

		3,442

Massachusetts – 0.1%
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	200	202
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6–1–14	80	80

		282

Michigan – 5.8%
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	250	244
7.000%, 11–15–38	150	135
Detroit, MI, GO Bonds, Ser 2004-A(1),
5.250%, 4–1–23	1,420	1,175
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	1,000	1,130
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	500	576
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	350	354
7.500%, 7–1–39	2,000	2,013
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 2007A,
4.875%, 8–15–27	250	193
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	6,000	5,571
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,049
MI Fin Auth, State Aid Rev Notes, Sch Dist of Detroit, Ser 2001A-1,
8.000%, 10–1–30	2,480	2,600
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	3,000	3,187
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V:
8.000%, 9–1–29	55	63
8.250%, 9–1–39	4,750	5,463

Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	150	151

		26,904

Minnesota – 0.5%
Minneapolis Hlth Care Sys Rev Bonds, (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	2,350	2,544

Missouri – 8.2%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	655	697
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,511
6.250%, 3–1–24	1,100	1,035
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	457
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	181
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	149
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	105	93
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.500%, 10–1–31	365	268
5.550%, 10–1–36	325	232
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,074
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,500	1,445
6.500%, 1–1–35	3,500	3,209
Tax Incr Fin Comsn of Kansas City, MO Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33	3,950	3,979
The Indl Dev Auth of Kirkwood, MO, Ret Cmnty Rev Bonds (Aberdeen Heights Proj), Ser 2010C-2,
7.000%, 11–15–15	250	252
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18	1,170	1,132
7.000%, 4–1–28	535	495
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj) Ser 2011,
7.250%, 4–1–30	5,000	4,953
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2007,
5.500%, 10–1–22	205	178
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Highway 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	3,000	3,029
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,435	1,370

Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,000	1,014
6.500%, 10–1–35	1,000	1,011
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	199
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24	2,000	2,014
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	225	212
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,140	2,873
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	940	849
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (B)	750	143
0.000%, 7–15–37 (B)	1,500	267
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	1,000	973
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	1,150	1,266

		38,560

Nevada – 0.8%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003,
6.100%, 8–1–18	95	98
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A:
6.000%, 6–15–15	1,325	1,427
8.000%, 6–15–30	1,500	1,694
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	302

		3,521

New Jersey – 1.5%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
6.400%, 9–15–23	5,000	4,892
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000,
7.000%, 11–15–30	1,000	1,001
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Med and Dentistry of NJ, Ser 2009 B,
7.125%, 12–1–23	850	982
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	450	508

		7,383

New York – 2.2%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A,
6.700%, 1–1–43	4,200	3,979

NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16	500	516
7.750%, 8–1–31	1,295	1,335
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A,
5.000%, 10–1–22	1,000	1,106
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	340	341
7.250%, 1–1–30	1,940	1,917
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	715	716
Yonkers Indl Dev Agy, Civic Fac Rev Bonds (St. John’s Riverside Hosp Proj), Ser 2001B,
7.125%, 7–1–31	300	298

		10,208

North Carolina – 0.3%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,412

Ohio – 3.7%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007,
5.125%, 6–1–24	1,995	1,638
Cleveland-Cuyahoga Cnty Port Auth (Garfield Heights Proj), Dev Rev Bonds, Ser 2004D,
5.250%, 5–15–23	1,470	1,209
Cleveland–Cuyahoga Cnty Port Auth, Dev Rev Bonds (Port of Cleveland Bond Fund), (Cleveland - Flats East-Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,600	2,628
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,147
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	557
OH Air Quality Dev Auth, Pollutn Ctrl Rev Rfdg Bonds (FirstEnergy Generation Corp. Proj), Ser 2009-C,
5.625%, 6–1–18	1,000	1,102
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	4,590	4,847
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	500	483
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	1,000	1,001
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	310	292
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund), (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	915	788
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	1,930	1,575

		17,267

Oklahoma – 1.2%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	1,897
6.000%, 11–15–38	4,450	3,833

		5,730

Oregon – 0.9%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hltcare Cmnty, Inc.) Ser 2008,
8.250%, 1–1–38	1,240	1,475
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,135	1,127
6.375%, 9–1–40	1,600	1,602

		4,204

Pennsylvania – 3.8%
Allegheny Cnty Hosp Dev Auth, Hlth Sys Rev Bonds (West Penn Allegheny Hlth Sys), Ser 2007A,
5.375%, 11–15–40	2,000	1,682
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	221
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	4,502
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	4,000	3,683
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (C)	70	28
PA Econ Dev Fin Auth, Solid Waste Disp Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2004A,
4.700%, 11–1–21	675	732
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	1,530	1,515
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,081
PA Tpk Comsn, Tpk Sub Rev Bonds, Sub Ser 2010 B–2,
0.000%, 12–1–34 (B)	3,000	2,344
Philadelphia Auth for Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	896
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,189

		17,873

Puerto Rico – 1.7%
Cmnwlth of PR Pub Impvt Rfdg Bonds (GO Bonds) Ser 2011C,
6.500%, 7–1–40	3,000	3,183
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	2,459
5.250%, 7–1–40	500	475
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	500	531

PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	1,083

		7,731

South Carolina – 0.8%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,611
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsgn Fndtn, LLC Proj), Ser 2009A,
6.000%, 4–1–30	1,510	1,441
SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	750	745

		3,797

Tennessee – 1.4%
The Hlth and Edu Fac Board of Johnson City, TN, Hosp First Mtg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	5,135	4,718
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance),Ser 2010A,
6.500%, 7–1–38	500	507
The Hlth and Edu Fac Board of the Metro Govt of Nashville and Davidson Cnty, TN (The Blakeford at Green Hills), Rev Rfdg Bonds, Ser 1998,
5.650%, 7–1–24	1,700	1,492

		6,717

Texas – 13.8%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	250	251
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	627
Cent TX Regional Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	500	91
0.000%, 1–1–40 (B)	500	67
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2011,
6.250%, 1–1–46	3,000	3,002
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	100	103
9.000%, 9–1–38	1,250	1,280
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	492
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	250	218
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25 (D)	1,000	1,052
5.000%, 7–1–26 (D)	2,680	2,796
Houston Higher Edu Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	1,800	1,852
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	495	573

La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	500	508
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,388
6.625%, 7–1–36	4,000	3,522
Lufkin Hlth Fac Dev Corp, Hlth Sys Rev Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	3,025	2,488
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	5,000	4,556
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,556
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	3,500	1,772
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	343
6.500%, 8–15–39	200	199
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp - Edgemere Proj), Ser 2006A:
5.750%, 11–15–11	910	916
6.000%, 11–15–26	835	819
6.000%, 11–15–36	1,015	942
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	3,000	2,844
5.625%, 11–15–27	250	227
5.750%, 11–15–37	6,250	5,506
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,469
8.125%, 11–15–39	250	240
8.250%, 11–15–44	250	241
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	168
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	3,100	3,302
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,244
7.000%, 6–30–40	5,000	5,308
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,000	1,920
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,042
Travis Cnty Hlth Fac Dev Corp, Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	391
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,100

		64,415

Utah – 0.9%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A,
5.300%, 6–1–28	350	363
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradign High Sch), Ser 2010,
6.375%, 7–15–40	750	712
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	946
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,102

		4,123

Virgin Islands – 0.2%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note - Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	984

Virginia – 2.3%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.150%, 7–1–17	715	564
5.400%, 7–1–27	1,580	996
5.500%, 7–1–37	1,600	926
Indl Dev Auth of Lexington, VA, Hosp Fac Rev Bonds (Stonewall Jackson Hosp), Ser 2000:
7.000%, 7–1–25	715	717
7.000%, 7–1–30	905	905
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds Ser 2011A,
6.875%, 3–1–36	4,300	4,380
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. - Harbor’s Edge Proj), Ser 2004A,
6.000%, 1–1–25	50	46
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership - Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	475	469
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	535	601
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007B-1,
5.000%, 6–1–47	250	153
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	965	1,096
7.500%, 7–1–29	25	28

		10,881

Washington – 0.7%
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2005,
5.375%, 12–1–22	500	492
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007,
5.625%, 12–1–25	500	482
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	272

WA Hlth Care Fac Auth (Cent WA Hlth Svcs Assoc), Rev Bonds, Ser 2009:
6.250%, 7–1–24	685	694
7.000%, 7–1–31	1,430	1,467

		3,407

West Virginia – 0.9%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,008

Wisconsin – 1.7%
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,220
7.625%, 9–15–39	3,750	3,796
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,153
6.125%, 6–1–39	250	234
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A,
6.500%, 8–15–24	375	376

		7,779

TOTAL MUNICIPAL BONDS – 96.1%		$449,313
(Cost: $448,467)

SHORT-TERM SECURITIES
Commercial Paper – 2.3%
Clorox Co.,
0.280%, 7–18–11 (E)	3,900	3,899
Kellogg Co.,
0.200%, 7–6–11 (E)	3,000	3,000
Sara Lee Corporation,
0.000%, 7–1–11 (E)	2,000	2,000
St. Jude Medical, Inc.,
0.000%, 7–1–11 (E)	1,660	1,660

		10,559

Commercial Paper (backed by irrevocable letter of credit) – 0.4%
Avon Capital Corp. (Avon Products, Inc.),
0.260%, 7–14–11 (E)	2,000	2,000

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (F)	1,312	1,312

Municipal Obligations – 0.7%
Castle Rock, CO, Cert of Part, Ser 2008 (Wells Fargo Bank, N.A.),
0.200%, 7–7–11 (F)	1,865	1,865
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (Air Products and Chemicals, Inc.),
0.040%, 7–1–11 (F)	1,500	1,500

		3,365

TOTAL SHORT-TERM SECURITIES – 3.7%		$17,236
(Cost: $17,236)

TOTAL INVESTMENT SECURITIES – 99.8%		$466,549
(Cost: $465,703)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,022

NET ASSETS – 100.0%		$467,571

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$445,285	$4,028
Short-Term Securities	—	17,236	—
Total	$—	$462,521	$4,028

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-11	$—
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3 during the period	4,028
Transfers out of Level 3 during the period	—

Ending Balance 6-30-11	$4,028

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(3)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. As shown above, transfers into Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Purchased on a when-issued basis with settlement subsequent to June 30, 2011.

(E)	Rate shown is the yield to maturity at June 30, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$465,806

Gross unrealized appreciation	7,087
Gross unrealized depreciation	(6,344)

Net unrealized appreciation	$743

SCHEDULE OF INVESTMENTS Ivy Pacific Opportunities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

British Virgin Islands – 0.4%
China Zenix Auto International Limited, ADR (A)	600	$3,120

Cayman Islands – 0.3%
Bona Film Group Limited, ADR (A)	601	2,229

China – 24.9%
Camelot Information Systems Inc., ADR (A)	342	5,116
China BlueChemical Ltd., H Shares	10,876	9,017
China Lumena New Materials Corp.	10,510	4,249
China Merchants Bank Co., Limited, H Shares (B)	2,938	7,132
China Minsheng Banking Corp Ltd., H Shares	12,995	12,017
China Shipping Development Company Limited, H Shares	4,392	4,053
China Unicom Limited	5,420	11,003
China Yurun Food Group Limited	1,110	3,139
China Yurun Food Group Limited (B)	5,026	14,211
Digital China Holdings Limited	5,152	8,366
Dongfeng Motor Group Company Limited, H Shares	5,056	9,598
Industrial and Commercial Bank of China Limited, H Shares	11,933	9,102
Longtop Financial Technologies Limited, ADR (A)	195	976
PetroChina Company Limited, H Shares	10,412	15,293
PICC Property and Casualty Company Limited, H Shares (A)	8,306	14,187
Ping An Insurance (Group) Company of China, Ltd., A Shares (A)	1,815	13,595
Ping An Insurance (Group) Company of China, Ltd., H Shares	1,176	12,197
Renhe Commercial Holdings Company Limited (B)	33,334	6,439
Sany Heavy Equipment International Holdings Company Limited	7,818	8,939
SINA Corporation (A)	107	11,101
Tencent Holdings Limited	470	12,817
Xueda Education Group, ADR (A)	238	1,904
Zhuzhou CSR Times Electric Co., Ltd., H Shares	2,048	6,928

		201,379

Hong Kong – 13.4%
China Modern Dairy Holdings Ltd., H Shares (A)	18,840	5,825
China National Building Material Company Limited, H Shares	4,214	8,319
China Overseas Land & Investment Limited	6,244	13,433
China Resources Cement Holdings Limited	4,292	4,055
China ZhengTong Auto Services Holdings Limited (A)	4,960	5,693
CNOOC Limited	6,727	15,845
Fushan International Energy Group Limited	17,690	10,849
International Mining Machinery Holdings Ltd.	4,216	4,058
MGM China Holdings Limited, H Shares (A)(B)	4,500	8,281
PRADA S.p.A. (A)(B)	1,600	9,653

Shanghai Pharmaceuticals Holding Co., Ltd. (A)(B)	3,500	9,424
Sinopharm Group Co. Ltd., H Shares	1,366	4,605
Sinopharm Group Co. Ltd., H Shares (B)	1,517	5,112
West China Cement Limited	10,114	3,661

		108,813

India – 5.1%
DLF Limited (A)	782	3,694
Dr. Reddy’s Laboratories Limited	247	8,453
Exide Industries Limited	2,482	8,994
ICICI Bank Limited	346	8,514
Infrastructure Development Finance Company Limited (A)	2,817	8,300
Lanco Infratech Limited (A)	5,475	2,886
Money Matters Financial Services (B)	356	599

		41,440

Indonesia – 3.7%
PT Adaro Energy Tbk	29,571	8,475
PT Astra International Tbk	1,247	9,269
PT Bank Mandiri (Persero) Tbk	14,396	12,126

		29,870

Malaysia – 3.9%
Bumiputra-Commerce Holdings Berhad	2,176	6,444
Gamuda Berhad	4,893	6,248
Genting Berhad	2,068	7,702
Petroliam Nasional Berhad (A)(B)	3,158	7,428
UEM Land Holdings Berhad (A)	4,411	4,116

		31,938

Philippines – 0.2%
Cebu Air, Inc. (B)	754	1,587

Singapore – 7.2%
DBS Group Holdings Ltd	831	9,941
Global Logistic Properties Limited (A)(B)	5,281	8,872
Keppel Corporation Limited	2,011	18,194
SembCorp Industries Ltd	3,034	12,356
United Overseas Bank Limited	534	8,573

		57,936

South Korea – 19.0%
Daelim Industrial Co., Ltd.	78	9,491
Dongbu Insurance Co., Ltd.	177	9,260
GLOVIS Co., Ltd.	60	9,624
Hynix Semiconductor Inc.	326	7,710
Hyundai Department Store Co., Ltd.	73	11,872
Hyundai Motor Company	37	8,266
Industrial Bank of Korea	532	9,337
KB Financial Group Inc.	153	7,295
Kia Motors Corporation	179	12,167
Korea Investment Holdings Co., Ltd.	70	2,378
LG Chem, Ltd.	18	8,175
LG Display Co., Ltd.	145	4,051
NCsoft Corporation	30	8,180
Posco	28	12,304
Samsung Electronics Co., Ltd.	31	24,000
Samsung Engineering Co., Ltd.	41	9,946

		154,056

Taiwan – 14.0%
Catcher Technology Co., Ltd.	1,697	10,744
First Commercial Bank Co., Ltd.	9,473	7,856
Fubon Financial Holding Co., Ltd.	12,031	18,543
High Tech Computer Corp.	221	7,472
Hon Hai Precision Ind. Co., Ltd.	2,246	7,732
Kinsus Interconnect Technology Corp. (A)	1,892	7,736
Nan Ya Plastics Corporation	2,893	7,738

Taiwan Semiconductor Manufacturing Company Ltd.	2,976	7,501
TPK Holding Co., Ltd. (A)	397	12,158
Unimicron Technology Corp.	5,333	9,521
Yuanta Financial Holdings Co., Ltd.	23,630	16,417

		113,418

Thailand – 2.4%
Banpu Public Company Limited, Registered Shares	452	10,554
Thai Union Frozen Products Public Company Limited	5,423	8,491

		19,045

United States – 0.2%
Taomee Holdings Limited, ADR (A)	175	1,792

TOTAL COMMON STOCKS – 94.7%		$766,623
(Cost: $647,424)

INVESTMENT FUNDS – 0.3%
Vietnam
Vietnam Azalea Fund Limited (A)(C)(D)	500	$2,095

(Cost: $3,304)

WARRANTS – 0.0%
Malaysia
Gamuda Berhad	794	$374

(Cost: $24)
CALL OPTIONS	Number of Contracts (Unrounded)
Bank of China Ltd,
$4.50, Expires 12–29–11	37,500	273
Industrial and Commercial Bank of China Limited,
$6.50, Expires 12–29–11	12,500	260

TOTAL CALL OPTIONS – 0.1%		$533
(Cost: $1,713)

CORPORATE DEBT SECURITIES – 0.0%	Principal
India
Dr. Reddy’s Laboratories Ltd.,
9.250%, 3–24–14 (E)	INR1,480	$163

(Cost: $–)

SHORT-TERM SECURITIES
Commercial Paper – 2.0%
Air Products and Chemicals, Inc.,
0.100%, 7–11–11 (F)	$3,000	3,000
Caterpillar Financial Services Corporation,
0.000%, 7–1–11 (F)	5,000	5,000
Corporacion Andina de Fomento,
0.120%, 7–12–11 (F)	5,300	5,300
E.I. du Pont de Nemours and Company,
0.140%, 7–12–11 (F)	3,000	3,000

		16,300

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (G)	1,943	1,943

Municipal Obligations – Taxable – 0.7%
NY Hsng Fin Agy, Archstone Westbury Hsng Rev Bonds, Ser A (Bank of America, N.A.),
0.100%, 7–7–11 (G)	5,000	5,000

TOTAL SHORT-TERM SECURITIES – 2.9%		$23,243
(Cost: $23,243)

TOTAL INVESTMENT SECURITIES – 98.0%	$793,031
(Cost: $675,708)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%	16,246

NET ASSETS – 100.0%	$809,277

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$25,188	$73,562	$—
Financials	599	229,767	—
Health Care	17,876	9,718	—
Information Technology	18,009	127,987	976
Other Sectors	—	262,941	—
Total Common Stocks	$61,672	$703,975	$976
Investment Funds	—	—	2,095
Warrants	374	—	—
Call Options	—	533	—
Corporate Debt Securities	—	163	—
Short-Term Securities	—	23,243	—
Total	$62,046	$727,914	$3,071
Liabilities
Forward Foreign Currency Contracts	$—	$227	$—
Written Options	$7	$952	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Investment Funds	Corporate Debt Securities
Beginning Balance 4-1-11	$—	$2,130	$166
Net realized gain (loss)	—	—	—
Net unrealized appreciation (depreciation)	—	(35)	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3 during the period	976	—	—
Transfers out of Level 3 during the period	—	—	(166)
Ending Balance 6-30-11	$976	$2,095	$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-11	$(1,634)	$(35)	$—

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. During the period ended June 30, 2011, securities totaling $601,819 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

The following forward foreign currency contracts were outstanding at June 30, 2011:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Deutsche Bank AG	4,490,000	9-16-11	$—	$227

The following written options were outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price		Premium Received	Market Value
Bank of China Ltd	Citigroup Global Markets	Put	37,500	December 2011	HKD	3.70	$1,187	$(734)
Industrial and Commercial Bank of China Limited	Morgan Stanley Smith Barney LLC	Put	12,500	December 2011		5.25	586	(218)
SINA Corporation:	Morgan Stanley Smith Barney LLC	Put	178	July 2011		$70.00	42	(2)
	Goldman, Sachs & Company	Put	38	July 2011		90.00	39	(5)
							$1,854	$(959)

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $78,738 or 9.7% of net assets.

(C)	Restricted security. At June 30, 2011, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	500	$3,304	$2,095

The total value of this security represented 0.3% of net assets at June 30, 2011.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company or other related parties, together own approximately 30% of the outstanding shares of this security at June 30, 2011.

(E)	Principal amounts and exercise prices are denominated in the indicated foreign currency, where applicable (HKD - Hong Kong Dollar and INR - Indian Rupee).

(F)	Rate shown is the yield to maturity at June 30, 2011.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$681,010

Gross unrealized appreciation	144,060

Gross unrealized depreciation	(32,039)

Net unrealized appreciation	$112,021

SCHEDULE OF INVESTMENTS Ivy Real Estate Securities Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified REITs – 6.0%
American Assets Trust, Inc.	9	$198
Cousins Properties Incorporated	304	2,599
PS Business Parks, Inc.	83	4,584
Retail Opportunity Investments Corp.	213	2,290
Vornado Realty Trust	122	11,405
Washington Real Estate Investment Trust	160	5,210

		26,286

Health Care Facilities – 0.7%
Brookdale Senior Living, Inc. (A)	124	3,000

Homebuilding – 0.3%
Lennar Corporation	75	1,352

Hotels, Resorts & Cruise Lines – 1.9%
Gaylord Entertainment Company (A)	164	4,906
Starwood Hotels & Resorts Worldwide, Inc.	64	3,575

		8,481

Industrial REITs – 5.9%
DuPont Fabros Technology, Inc.	103	2,586
First Potomac Realty Trust	378	5,786
ProLogis	482	17,268

		25,640

Office REITs – 16.1%
Alexandria Real Estate Equities, Inc.	131	10,150
BioMed Realty Trust, Inc.	421	8,100
Boston Properties, Inc.	183	19,396
Digital Realty Trust, Inc.	163	10,045
Douglas Emmett, Inc.	164	3,264
Kilroy Realty Corporation	247	9,762
SL Green Realty Corp.	116	9,588

		70,305

Real Estate Management & Development – 1.1%
CB Richard Ellis Group, Inc., Class A (A)	192	4,824

Real Estate Operating Companies – 4.1%
Brookfield Properties Corporation	646	12,460
Forest City Enterprises, Inc., Class A (A)	291	5,426

		17,886

Real Estate Services – 1.0%
Jones Lang LaSalle Incorporated	47	4,460

Residential REITs – 19.5%
American Campus Communities, Inc.	238	8,447
Associated Estates Realty Corporation	335	5,451
BRE Properties, Inc., Class A	125	6,215
Camden Property Trust	172	10,936
Equity Lifestyle Properties, Inc.	96	6,019
Equity Residential	405	24,281
Essex Property Trust, Inc.	48	6,545
Home Properties, Inc.	133	8,085
Mid-America Apartment Communities, Inc.	106	7,147
UDR, Inc.	84	2,065

		85,191

Retail Reit’s – 0.6%
Primaris Retail Real Estate Investment Trust (B)	111	2,412

Retail REITs – 22.1%
Acadia Realty Trust	332	6,744
Agree Realty Corporation	152	3,383
CBL & Associates Properties, Inc.	282	5,104
Cedar Shopping Centers, Inc.	319	1,642
Developers Diversified Realty Corporation	550	7,754
Equity One, Inc.	272	5,074
General Growth Properties, Inc.	540	9,016
Macerich Company (The)	240	12,841
National Retail Properties, Inc.	34	836
Regency Centers Corporation	59	2,599
Simon Property Group, Inc.	314	36,551
Weingarten Realty Investors	203	5,110

		96,654

Specialized REITs – 17.7%
Chesapeake Lodging Trust	140	2,380
DiamondRock Hospitality Company	506	5,427
Extra Space Storage Inc.	114	2,421
HCP, Inc.	446	16,363
Health Care REIT, Inc.	240	12,599
Hersha Hospitality Trust	635	3,539
Host Hotels & Resorts, Inc.	633	10,737
LaSalle Hotel Properties	145	3,819
LTC Properties, Inc.	47	1,316
Nationwide Health Properties, Inc.	111	4,584
Pebblebrook Hotel Trust	143	2,893
Public Storage, Inc.	59	6,727
Sovran Self Storage, Inc.	68	2,796
Sunstone Hotel Investors, Inc. (A)	199	1,847

		77,448

Wireless Telecommunication Service – 1.5%
American Tower Corporation, Class A (A)	64	3,370
Crown Castle International Corp. (A)	76	3,108

		6,478

TOTAL COMMON STOCKS – 98.5%		$430,417
(Cost: $316,735)

PREFERRED STOCKS – 0.4%
Diversified REITs
CapLease, Inc., 8.125% Series A Cumulative	66	$1,653

(Cost: $1,512)

SHORT-TERM SECURITIES – 0.5%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (C)	$2,314	$2,314

(Cost: $2,314)

TOTAL INVESTMENT SECURITIES – 99.4%		$434,384
(Cost: $320,561)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		2,678

NET ASSETS – 100.0%		$437,062

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$430,417	$—	$—
Preferred Stocks	1,653	—	—
Short-Term Securities	—	2,314	—
Total	$432,070	$2,314	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$331,912

Gross unrealized appreciation	103,335

Gross unrealized depreciation	(863)

Net unrealized appreciation	$102,472

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 4.9%
Archer Daniels Midland Company	1,155	$34,808
Bunge Limited	439	30,235
Darling International Inc. (A)	412	7,285

		72,328

Application Software – 11.4%
ACI Worldwide, Inc. (A)(B)	1,779	60,067
Aspen Technology, Inc. (A)(B)	5,393	92,656
Intuit Inc. (A)	278	14,396

		167,119

Biotechnology – 6.1%
Ironwood Pharmaceuticals, Inc., Class A (A)	740	11,632
Isis Pharmaceuticals, Inc. (A)	483	4,422
Vertex Pharmaceuticals Incorporated (A)	1,425	74,106

		90,160

Communications Equipment – 0.7%
Cisco Systems, Inc.	429	6,703
InterDigital, Inc.	83	3,378

		10,081

Computer Hardware – 5.1%
Apple Inc. (A)	224	75,056

Construction & Engineering – 0.9%
Abengoa, S.A. (C)	239	7,235
Insituform Technologies, Inc., Class A (A)	272	5,708

		12,943

Consumer Finance – 0.6%
NetSpend Holdings, Inc. (A)	886	8,860

Data Processing & Outsourced Services – 12.5%
Alliance Data Systems Corporation (A)	1,098	103,298
Euronet Worldwide, Inc. (A)	1,449	22,329
VeriFone Holdings, Inc. (A)	778	34,500
Visa Inc., Class A	201	16,919
WNS (Holdings) Limited, ADR (A)	521	4,670

		181,716

Diversified Support Services – 0.4%
EnerNOC, Inc. (A)	372	5,849

Electronic Components – 2.8%
Corning Incorporated	1,731	31,421
Power-One, Inc. (A)	1,192	9,654

		41,075

Electronic Equipment & Instruments – 3.0%
Elster Group SE, ADR (A)	734	12,021
Ingenico S.A. (C)	239	11,630
Itron, Inc. (A)	417	20,093

		43,744

Health Care Equipment – 0.5%
Boston Scientific Corporation (A)	997	6,891

Health Care Facilities – 1.4%
Tenet Healthcare Corporation (A)	3,303	20,611

Health Care Services – 0.7%
Fleury S.A. (C)	268	3,925
Fleury S.A. (C)(D)	422	6,163

		10,088

Health Care Technology – 2.5%
Cerner Corporation (A)	597	36,495

Industrial Machinery – 4.0%
ESCO Technologies Inc.	960	35,324
Pentair, Inc.	577	23,284

		58,608

Integrated Telecommunication Services – 0.5%
CenturyLink, Inc.	177	7,164

Internet Software & Services – 7.6%
21Vianet Group, Inc., ADR (A)	557	7,646
eBay Inc. (A)	994	32,060
Google Inc., Class A (A)	77	39,042
SINA Corporation (A)	309	32,136

		110,884

IT Consulting & Other Services – 6.6%
Acxiom Corporation (A)	1,886	24,719
iGate Corporation	668	10,895
Telvent GIT, S.A. (A)	1,536	61,141

		96,755

Life & Health Insurance – 0.9%
Qualicorp S.A. (A)(C)	207	1,972
Qualicorp S.A. (A)(C)(D)	1,171	11,180

		13,152

Managed Health Care – 1.1%
Amil Participacoes S.A. (C)	1,380	16,024

Semiconductor Equipment – 1.1%
Photronics, Inc. (A)	1,979	16,766

Semiconductors – 16.2%
Cree, Inc. (A)	1,080	36,267
First Solar, Inc. (A)	397	52,498
Inotera Memories, Inc. (C)	393	122
JinkoSolar Holding Co., Ltd., ADR (A)	51	1,342
Micron Technology, Inc. (A)	6,669	49,886
PMC-Sierra, Inc. (A)	1,918	14,522
Samsung Electronics Co., Ltd. (C)	60	46,245
Texas Instruments Incorporated	1,054	34,590

		235,472

Systems Software – 1.8%
Microsoft Corporation	358	9,311
Oracle Corporation	341	11,229
Velti plc (A)	321	5,428

		25,968

TOTAL COMMON STOCKS – 93.3%		$1,363,809
(Cost: $1,115,162)

CORPORATE DEBT SECURITIES	Principal
Communications Equipment – 0.4%
InterDigital, Inc., Convertible,
2.500%, 3–15–16 (D)	$5,100	5,336

Semiconductors – 0.4%
JinkoSolar Holding Co., Ltd., Convertible,
4.000%, 5–15–16 (D)	7,510	6,881

TOTAL CORPORATE DEBT SECURITIES – 0.8%		$12,217
(Cost: $12,603)

SHORT-TERM SECURITIES

Commercial Paper – 1.8%
Corporacion Andina de Fomento:
0.110%, 7–5–11 (E)	5,000	5,000
0.120%, 7–12–11 (E)	2,000	2,000
Danaher Corporation,
0.110%, 7–22–11 (E)	9,000	8,999
Harley–Davidson Funding Corp.,
0.280%, 7–12–11 (E)	8,000	7,999
PACCAR Financial Corp.,
0.110%, 7–11–11 (E)	3,700	3,700

		27,698

Commercial Paper (backed by irrevocable letter of credit) – 1.2%
COFCO Capital Corp. (Rabobank Nederland),
0.210%, 8–5–11 (E)	5,000	4,999
John Deere Credit Limited (John Deere Capital Corporation),
0.110%, 7–13–11 (E)	10,000	10,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.070%, 7–15–11 (E)	1,500	1,500

		16,499

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (F)	3,496	3,496

Municipal Obligations – Taxable – 1.7%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (1030 Post Street Apts), Ser 2005 Y,
0.090%, 7–1–11 (F)	5,300	5,300
IL Fin Auth (Loyola Univ of Chicago Fin Proj), Commercial Paper Rev Notes (JPMorgan Chase Bank, N.A.),
0.130%, 7–1–11	6,000	6,000
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (Air Products and Chemicals, Inc.),
0.040%, 7–1–11 (F)	9,000	9,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bds (Chevron U.S.A. Inc. Proj), Ser 1992 (Chevron Corporation),
0.040%, 7–1–11 (F)	4,050	4,050

		24,350

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corporation (United States Government),
0.090%, 7–7–11 (F)	2,500	2,500

TOTAL SHORT-TERM SECURITIES – 5.1%		$74,543
(Cost: $74,543)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,450,569
(Cost: $1,202,308)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		11,492

NET ASSETS – 100.0%		$1,462,061

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Industrials	$70,165	$7,235	$—
Information Technology	946,638	57,997	—
Other Sectors	281,774	—	—
Total Common Stocks	$1,298,577	$65,232	$—
Corporate Debt Securities	—	12,217	—
Short-Term Securities	—	74,543	—
Total	$1,298,577	$151,992	$—

During the period ended June 30, 2011, securities totaling $57,997 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the total value of these securities amounted to $29,560 or 2.0% of net assets.

(E)	Rate shown is the yield to maturity at June 30, 2011.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,203,895

Gross unrealized appreciation	291,665
Gross unrealized depreciation	(44,991)

Net unrealized appreciation	$246,674

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.3%
AAR Corp.	382	$10,348

Air Freight & Logistics – 1.5%
Hub Group, Inc. (A)	324	12,206

Apparel Retail – 2.6%
Zumiez Inc. (A)	858	21,429

Apparel, Accessories & Luxury Goods – 4.1%
Columbia Sportswear Company	131	8,331
Under Armour, Inc., Class A (A)	331	25,626

		33,957

Application Software – 9.4%
ACI Worldwide, Inc. (A)	508	17,142
FactSet Research Systems, Inc.	91	9,263
Solera Holdings, Inc.	262	15,528
SuccessFactors, Inc. (A)	348	10,225
Synchronoss Technologies, Inc. (A)	285	9,040
Ultimate Software Group, Inc. (The) (A)	296	16,100

		77,298

Asset Management & Custody Banks – 2.9%
Affiliated Managers Group, Inc. (A)	138	14,041
Safeguard Scientifics, Inc. (A)	541	10,218

		24,259

Auto Parts & Equipment – 1.8%
Gentex Corporation	499	15,082

Biotechnology – 2.4%
Incyte Corporation (A)	1,039	19,675

Communications Equipment – 2.4%
Aruba Networks, Inc. (A)	679	20,061

Computer Hardware – 1.8%
Stratasys, Inc. (A)	439	14,807

Computer Storage & Peripherals – 0.6%
OCZ Technology Group, Inc. (A)	615	4,921

Construction & Farm Machinery & Heavy Trucks – 2.7%
Westinghouse Air Brake Technologies Corporation	340	22,338

Consumer Finance – 1.6%
First Cash Financial Services, Inc. (A)	318	13,341

Electronic Components – 0.8%
DTS, Inc. (A)	170	6,903

Electronic Equipment & Instruments – 2.8%
OSI Systems, Inc. (A)	534	22,981

Environmental & Facilities Services – 2.8%
Waste Connections, Inc.	738	23,426

Food Distributors – 1.9%
United Natural Foods, Inc. (A)	362	15,425

Gold – 0.5%
Alamos Gold Inc. (B)	227	3,765

Health Care Distributors – 2.0%
Owens & Minor, Inc.	143	4,925
PSS World Medical, Inc. (A)	417	11,689

		16,614

Health Care Equipment – 6.1%
DexCom, Inc. (A)	689	9,978
Volcano Corporation (A)	864	27,901
ZOLL Medical Corporation (A)	217	12,273

		50,152

Human Resource & Employment Services – 1.4%
Kforce Inc. (A)	871	11,390

Industrial Machinery – 2.9%
Graco Inc.	476	24,130

Internet Retail – 1.4%
HomeAway, Inc. (A)	16	635
Shutterfly, Inc. (A)	187	10,754

		11,389

Internet Software & Services – 5.7%
Ancestry.com Inc. (A)	352	14,573
Dice Holdings, Inc. (A)	853	11,538
IntraLinks Holdings, Inc. (A)	534	9,221
Vocus, Inc. (A)	390	11,947

		47,279

Leisure Facilities – 2.0%
Vail Resorts, Inc.	356	16,440

Office Services & Supplies – 1.2%
United Stationers Inc.	285	10,083

Oil & Gas Equipment & Services – 4.0%
CARBO Ceramics Inc.	61	9,891
Complete Production Services, Inc. (A)	65	2,168
Core Laboratories N.V.	94	10,496
Dril-Quip, Inc. (A)	157	10,656

		33,211

Oil & Gas Exploration & Production – 1.2%
Bill Barrett Corporation (A)	219	10,151

Packaged Foods & Meats – 2.3%
Diamond Foods, Inc.	249	18,994

Regional Banks – 3.9%
Columbia Banking System, Inc.	402	6,927
SVB Financial Group (A)	415	24,768

		31,695

Research & Consulting Services – 1.1%
CoStar Group, Inc. (A)	160	9,491

Restaurants – 1.9%
Panera Bread Company, Class A (A)	128	16,034

Semiconductor Equipment – 1.9%
Cymer, Inc. (A)	216	10,669
Teradyne, Inc. (A)(C)	329	4,871

		15,540

Semiconductors – 5.4%
Cavium Inc. (A)	431	18,783
Cypress Semiconductor Corporation	327	6,917
Semtech Corporation (A)	691	18,889

		44,589

Specialized Finance – 2.1%
Portfolio Recovery Associates, Inc. (A)	210	17,771

Specialized REITs – 0.9%
Strategic Hotels & Resorts, Inc. (A)	1,021	7,225

Systems Software – 4.2%
MICROS Systems, Inc. (A)	449	22,295
Radiant Systems, Inc. (A)	614	12,837

		35,132

Trucking – 0.8%
Landstar System, Inc.	148	6,856

TOTAL COMMON STOCKS – 96.3%		$796,388
(Cost: $602,005)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.9%
Danaher Corporation,
0.110%, 7–22–11 (D)	$3,000	3,000
Heinz (H.J.) Co.,
0.240%, 7–25–11 (D)	5,000	4,999
Kellogg Co.,
0.200%, 7–6–11 (D)	4,000	4,000
Kraft Foods Inc.,
0.000%, 7–1–11 (D)	4,217	4,217

		16,216

Commercial Paper (backed by irrevocable letter of credit) – 0.6%
Avon Capital Corp. (Avon Products, Inc.),
0.260%, 7–11–11 (D)	5,000	4,999

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (E)	1,552	1,552

Municipal Obligations – Taxable – 0.2%
Los Angeles, CA, Wastewater Sys Sub Rev Bonds, Var Rate Rfdg, Ser 2008-A (Bank of America, N.A.),
0.040%, 7–1–11 (E)	1,450	1,450

TOTAL SHORT-TERM SECURITIES – 2.9%		$24,217
(Cost: $24,217)

TOTAL INVESTMENT SECURITIES – 99.2%		$820,605
(Cost: $626,222)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		6,525

NET ASSETS – 100.0%		$827,130

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$796,388	$—	$—
Short-Term Securities	—	24,217	—
Total	$796,388	$24,217	$—
Futures Contracts	$393	$—	$—
Swap Agreements	—	595	—
Liabilities
Swap Agreements	$—	$10	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

The following total return swap agreements were outstanding at June 30, 2011:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Appreciation (Depreciation)
Morgan Stanley	8,170	Biotech Custom Index	4-3-12	Fed Funds less 0.200%	$(10)
JP Morgan Securities LLC	7,940	Biotech Custom Index	4-12-12	LIBOR less 0.400%	199
JP Morgan Securities LLC	4,428	Biotech Custom Index	4-12-12	LIBOR less 0.400%	111
JP Morgan Securities LLC	3,464	Biotech Custom Index	4-12-12	LIBOR less 0.400%	87
JP Morgan Securities LLC	3,457	Biotech Custom Index	4-12-12	LIBOR less 0.400%	86
JP Morgan Securities LLC	4,461	Biotech Custom Index	4-12-12	LIBOR less 0.400%	112
JP Morgan Securities LLC	5	Biotech Custom Index	4-12-12	LIBOR less 0.400%	—	*
					$585

*	Not shown due to rounding.

#	The Fund pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities serve as collateral for the following open futures contracts at June 30, 2011:

Description	Type	Expiration Date	Number of Contracts (Unrounded)	Market Value	Unrealized Appreciation
Russell 2000 Index	Long	9-16-11	123	$10,152	$393

(D)	Rate shown is the yield to maturity at June 30, 2011.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$629,522

Gross unrealized appreciation	199,610
Gross unrealized depreciation	(8,527)

Net unrealized appreciation	$191,083

SCHEDULE OF INVESTMENTS Ivy Small Cap Value Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 5.6%
AAR Corp.	246	$6,667
Ceradyne, Inc. (A)	47	1,836
Triumph Group, Inc.	79	7,897

		16,400

Apparel Retail – 0.8%
Payless ShoeSource, Inc. (A)	160	2,356

Apparel, Accessories & Luxury Goods – 3.9%
Jones Apparel Group, Inc.	464	5,038
Warnaco Group, Inc. (The) (A)	120	6,275

		11,313

Application Software – 1.5%
Quest Software, Inc. (A)	190	4,319

Asset Management & Custody Banks – 2.9%
American Capital Strategies, Ltd. (A)	856	8,495

Auto Parts & Equipment – 2.2%
Tenneco Automotive Inc. (A)	146	6,425

Broadcasting – 2.3%
Belo Corp., Class A	379	2,854
Entercom Communications Corp. (A)	461	4,003

		6,857

Construction & Farm Machinery & Heavy Trucks – 1.5%
China Yuchai International Limited	208	4,391

Data Processing & Outsourced Services – 2.0%
CoreLogic Inc. (A)	330	5,512

Diversified Chemicals – 1.3%
Ashland Inc.	58	3,735

Electric Utilities – 2.1%
NV Energy, Inc.	394	6,051

Electronic Manufacturing Services – 1.0%
Celestica Inc. (A)	342	2,998

Gas Utilities – 2.0%
Southwest Gas Corporation	157	6,072

Health Care Facilities – 4.2%
AmSurg Corp. (A)	30	781
Community Health Systems, Inc. (A)	158	4,050
LifePoint Hospitals, Inc. (A)	193	7,536

		12,367

Health Care Services – 0.3%
Sun Healthcare Group, Inc. (A)	124	990

Homebuilding – 0.8%
M/I Homes, Inc. (A)	183	2,239

Hotels, Resorts & Cruise Lines – 2.3%
Gaylord Entertainment Company (A)	227	6,813

Investment Banking & Brokerage – 1.0%
Piper Jaffray Companies (A)	97	2,801

IT Consulting & Other Services – 0.9%
Camelot Information Systems Inc., ADR (A)	186	2,787

Managed Health Care – 1.0%
Coventry Health Care, Inc. (A)	80	2,910

Mortgage REITs – 2.1%
Invesco Mortgage Capital, Inc.	289	6,098

Movies & Entertainment – 1.0%
Regal Entertainment Group	243	2,996

Office REITs – 2.3%
Lexington Corporation Properties Trust	736	6,721

Oil & Gas Equipment & Services – 2.1%
Hornbeck Offshore Services, Inc. (A)	54	1,477
Superior Energy Services, Inc. (A)	123	4,557

		6,034

Oil & Gas Storage & Transportation – 6.5%
Atlas Pipeline Partners, L.P.	108	3,573
MarkWest Energy Partners, L.P.	36	1,746
Regency Energy Partners LP	316	8,162
Targa Resources Corp.	171	5,732

		19,213

Packaged Foods & Meats – 1.1%
Dean Foods Company (A)	269	3,299

Paper Packaging – 1.4%
Boise Inc.	539	4,202

Personal Products – 1.3%
Inter Parfums, Inc.	169	3,888

Property & Casualty Insurance – 3.2%
Argo Group International Holdings, Ltd.	212	6,300
SeaBright Insurance Holdings, Inc.	305	3,020

		9,320

Publishing – 4.3%
E. W. Scripps Company (The) (A)	342	3,308
Valassis Communications, Inc. (A)	210	6,364
Washington Post Company, Class B (The)	7	3,016

		12,688

Regional Banks – 7.0%
Bank of Marin Bancorp	105	3,717
First Horizon National Corporation	414	3,954
Nara Bancorp, Inc. (A)	359	2,915
Synovus Financial Corp.	1,721	3,579
Wintrust Financial Corporation	192	6,172

		20,337

Reinsurance – 4.0%
Endurance Specialty Holdings Ltd.	143	5,914
Reinsurance Group of America, Incorporated	98	5,952

		11,866

Residential REITs – 2.6%
Campus Crest Communities, Inc.	585	7,574

Specialized REITs – 1.8%
Strategic Hotels & Resorts, Inc. (A)	760	5,377

Specialty Chemicals – 3.0%
Cytec Industries Inc.	102	5,828
RPM International Inc.	133	3,050

		8,878

Specialty Stores – 0.9%
Office Depot, Inc. (A)	621	2,622

Technology Distributors – 1.8%
Insight Enterprises, Inc. (A)	133	2,355
Tech Data Corporation (A)	62	3,046

		5,401

Thrifts & Mortgage Finance – 2.6%
Capitol Federal Financial	506	5,945
Territorial Bancorp Inc.	82	1,701

		7,646

Trucking – 3.2%
Marten Transport, Ltd.	154	3,333
Werner Enterprises, Inc. (B)	246	6,172

		9,505

TOTAL COMMON STOCKS – 91.8%		$269,496
(Cost: $243,532)

INVESTMENT FUNDS
Asset Management & Custody Banks – 3.0%
MCG Capital Corporation	448	2,726
THL Credit, Inc.	462	6,008

TOTAL INVESTMENT FUNDS – 3.0%		$8,734
(Cost: $8,635)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.3%
Kellogg Co., 0.200%, 7–6–11 (C)	$7,000	7,000
Wisconsin Electric Power Co., 0.110%, 7–8–11 (C)	2,500	2,500

		9,500

Master Note – 1.1%
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (D)	3,330	3,330

TOTAL SHORT-TERM SECURITIES – 4.4%		$12,830
(Cost: $12,830)

TOTAL INVESTMENT SECURITIES – 99.2%		$291,060
(Cost: $264,997)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		2,325

NET ASSETS – 100.0%		$293,385

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$269,496	$—	$—
Investment Funds	8,734	—	—
Short-Term Securities	—	12,830	—
Total	$278,230	$12,830	$—
Liabilities
Written Options	$191	$240	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities serve as cover or collateral for all or a portion of the following written options outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price	Premium Received	Market Value
Ashland Inc.	Goldman, Sachs & Company	Call	578	August 2011	$70.00	$43	$(65)
Camelot Information Systems Inc., ADR:	Goldman, Sachs & Company	Put	894	August 2011	10.00	62	(56)
	Goldman, Sachs & Company	Call	1,864	August 2011	20.00	138	(70)
MCG Capital Corporation	Deutsche Banc Alex Brown Inc.	Call	2,930	August 2011	7.50	29	(7)
Nara Bancorp, Inc.	Deutsche Banc Alex Brown Inc.	Call	3,585	July 2011	7.50	116	(233)
						$388	$(431)

(C)	Rate shown is the yield to maturity at June 30, 2011.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$265,230

Gross unrealized appreciation	40,491
Gross unrealized depreciation	(14,661)

Net unrealized appreciation	$25,830

SCHEDULE OF INVESTMENTS
Ivy Tax-Managed Equity Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.8%
Boeing Company (The)	3	$248
Precision Castparts Corp.	2	259

		507

Air Freight & Logistics – 1.2%
FedEx Corporation	2	157

Apparel Retail – 0.8%
Urban Outfitters, Inc. (A)	4	109

Application Software – 1.6%
salesforce.com, inc. (A)	1	210

Asset Management & Custody Banks – 2.2%
T. Rowe Price Group, Inc.	5	291

Auto Parts & Equipment – 2.4%
BorgWarner Inc. (A)	2	149
Gentex Corporation	6	173

		322

Automotive Retail – 1.2%
AutoZone, Inc. (A)	1	153

Biotechnology – 0.2%
Ironwood Pharmaceuticals, Inc., Class A (A)	2	31

Broadcasting – 3.1%
CBS Corporation, Class B	11	300
Discovery Holding Company, Class A (A)	3	107

		407

Casinos & Gaming – 4.3%
Las Vegas Sands, Inc. (A)	4	157
Wynn Resorts, Limited	3	409

		566

Communications Equipment – 3.1%
QUALCOMM Incorporated	7	411

Computer Hardware – 5.3%
Apple Inc. (A)	2	712

Computer Storage & Peripherals – 1.6%
NetApp, Inc. (A)	4	206

Construction & Farm Machinery & Heavy Trucks – 2.2%
Caterpillar Inc.	3	287

Consumer Finance – 1.6%
American Express Company	4	211

Electrical Components & Equipment – 1.9%
Emerson Electric Co.	4	250

Health Care Equipment – 1.4%
Stryker Corporation	3	184

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corporation	3		110
Starwood Hotels & Resorts Worldwide, Inc.	4		239

			349

Household Products – 1.0%
Colgate-Palmolive Company	1		130

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corporation	2		158

Industrial Gases – 1.4%
Praxair, Inc.	2		177

Internet Retail – 2.8%
Amazon.com, Inc. (A)	2		370

Internet Software & Services – 0.8%
Google Inc., Class A (A)	—	*	101

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The)	1		189

IT Consulting & Other Services – 1.9%
Cognizant Technology Solutions Corporation, Class A (A)	3		256

Life Sciences Tools & Services – 2.0%
Thermo Fisher Scientific Inc. (A)	4		269

Movies & Entertainment – 1.5%
Walt Disney Company (The)	5		197

Oil & Gas Equipment & Services – 9.3%
Halliburton Company	7		377
National Oilwell Varco, Inc.	4		350
Schlumberger Limited	6		498

			1,225

Other Diversified Financial Services – 1.1%
JPMorgan Chase & Co.	4		144

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Company	2		127

Personal Products – 1.9%
Estee Lauder Companies Inc. (The), Class A	2		249

Pharmaceuticals – 3.7%
Allergan, Inc.	5		376
Teva Pharmaceutical Industries Limited, ADR	2		102

			478

Restaurants – 4.0%
Starbucks Corporation	10		385
YUM! Brands, Inc.	3		146

			531

Semiconductor Equipment – 1.5%
ASML Holding N.V., NY Registry Shares	2		67
Lam Research Corporation (A)	3		130

			197

Semiconductors – 3.9%
Altera Corporation	3	157
ARM Holdings plc, ADR	2	53
Broadcom Corporation, Class A	5	173
Microchip Technology Incorporated	4	134

		517

Soft Drinks – 3.0%
Coca-Cola Company (The)	4	248
PepsiCo, Inc.	2	160

		408

Specialty Chemicals – 0.8%
Ecolab Inc.	2	108

Specialty Stores – 1.1%
Tiffany & Co.	2	145

Systems Software – 4.9%
Oracle Corporation	16	524
VMware, Inc., Class A (A)	1	122

		646

TOTAL COMMON STOCKS – 90.7%		$11,985
(Cost: $9,964)

SHORT-TERM SECURITIES – 9.0%	Principal
Master Note
Toyota Motor Credit Corporation, 0.081%, 7–1–11 (B)	$1,193	$1,193

(Cost: $1,193)

TOTAL INVESTMENT SECURITIES – 99.7%		$13,178
(Cost: $11,157)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		35

NET ASSETS – 100.0%		$13,213

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$11,985	$—	$—
Short-Term Securities	—	1,193	—
Total	$11,985	$1,193	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$11,157

Gross unrealized appreciation	2,155
Gross unrealized depreciation	(134)

Net unrealized appreciation	$2,021

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	JUNE 30, 2011 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.9%
Omnicom Group Inc.	42	$2,037

Aerospace & Defense – 1.3%
Honeywell International Inc. (A)	22	1,335

Auto Parts & Equipment – 0.2%
TRW Automotive Holdings Corp. (B)	4	213

Biotechnology – 1.9%
Amgen Inc. (B)	34	1,996

Broadcasting – 0.5%
CBS Corporation, Class B	17	496

Cable & Satellite – 2.6%
Time Warner Cable Inc.	35	2,730

Computer Hardware – 3.3%
Hewlett-Packard Company	98	3,564

Consumer Finance – 2.4%
Capital One Financial Corporation	49	2,521

Department Stores – 1.7%
Macy’s Inc.	63	1,828

Diversified Banks – 4.3%
Wells Fargo & Company	165	4,616

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold Inc., Class B	13	698

Drug Retail – 3.8%
CVS Corporation	104	3,916

Electric Utilities – 2.2%
PPL Corporation (A)	82	2,290

Health Care Distributors – 3.4%
McKesson Corporation	44	3,655

Industrial Conglomerates – 2.1%
General Electric Company	122	2,303

Industrial Machinery – 2.1%
Ingersoll-Rand plc	50	2,252

Integrated Oil & Gas – 9.5%
ConocoPhillips	63	4,700
Marathon Oil Corporation (A)	31	1,649
Occidental Petroleum Corporation	36	3,745

		10,094

Investment Banking & Brokerage – 5.0%
Goldman Sachs Group, Inc. (The)	23	3,021
Morgan Stanley	101	2,322

		5,343

IT Consulting & Other Services – 1.7%
International Business Machines Corporation	11	1,801

Managed Health Care – 3.3%
WellPoint, Inc.	44	3,489

Mortgage REITs – 1.8%
Invesco Mortgage Capital, Inc.	90	1,891

Multi-Line Insurance – 1.3%
American International Group, Inc. (B)	46	1,337

Office Electronics – 3.7%
Xerox Corporation	376	3,909

Oil & Gas Equipment & Services – 1.9%
National Oilwell Varco, Inc.	27	2,073

Oil & Gas Storage & Transportation – 4.3%
Energy Transfer Equity, L.P.	18	800
MarkWest Energy Partners, L.P.	23	1,085
Regency Energy Partners LP	103	2,664

		4,549

Other Diversified Financial Services – 3.7%
Bank of America Corporation	357	3,912

Packaged Foods & Meats – 1.7%
J.M. Smucker Company (The)	24	1,842

Paper Products – 0.9%
International Paper Company	33	975

Pharmaceuticals – 2.1%
Johnson & Johnson	34	2,242

Property & Casualty Insurance – 9.1%
ACE Limited	68	4,495
Travelers Companies, Inc. (The)	57	3,302
XL Group plc	92	2,020

		9,817

Regional Banks – 2.6%
Regions Financial Corporation	139	864
SunTrust Banks, Inc.	76	1,955

		2,819

Reinsurance – 1.8%
RenaissanceRe Holdings Ltd. (A)	28	1,938

Semiconductors – 1.9%
Freescale Semiconductor, Inc. (B)	111	2,036

Soft Drinks – 2.2%
Dr Pepper Snapple Group, Inc.	56	2,352

Systems Software – 2.2%
Symantec Corporation (B)	118	2,331

Tobacco – 1.2%
Philip Morris International Inc.	20	1,322

TOTAL COMMON STOCKS – 96.3%		$102,522
(Cost: $87,894)

WARRANTS – 0.1%
Diversified Banks
Wells Fargo & Company	9	$84

(Cost: $69)

SHORT-TERM SECURITIES – 3.0%	Principal
Master Note
Toyota Motor Credit Corporation,
0.081%, 7–1–11 (C)	$3,201	$3,201

(Cost: $3,201)

TOTAL INVESTMENT SECURITIES – 99.4%		$105,807
(Cost: $91,164)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		652

NET ASSETS – 100.0%		$106,459

Notes to Schedule of Investments

Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$102,522	$—	$—
Warrants	84	—	—
Short-Term Securities	—	3,201	—
Total	$102,606	$3,201	$—
Liabilities
Written Options	$135	$6	$—

There were no significant transfers between Levels 1 and 2 during the period ended June 30, 2011.

(A)	Securities serve as cover or collateral for all or a portion of the following written options outstanding at June 30, 2011:

Underlying Security	Counterparty	Type	Number of Contracts (Unrounded)	Expiration Month	Exercise Price	Premium Received	Market Value
Allstate Corporation	Goldman, Sachs & Company	Put	937	July 2011	$27.00	$61	$(1)
Energy Transfer Equity, L.P.	Morgan Stanley Smith Barney LLC	Call	112	August 2011	47.50	6	(6)
Freeport-McMoRan Copper & Gold Inc., Class B:	Goldman, Sachs & Company	Put	63	August 2011	39.50	3	(1)
	Goldman, Sachs & Company	Put	63	August 2011	42.00	6	(2)
Honeywell International Inc.	Goldman, Sachs & Company	Call	171	September 2011	62.50	10	(17)
International Paper Company	Goldman, Sachs & Company	Put	174	August 2011	25.00	7	(5)
Johnson & Johnson:	Goldman, Sachs & Company	Put	337	July 2011	50.00	8	— *
	Goldman, Sachs & Company	Put	337	July 2011	52.50	15	(1)
PPL Corporation	Goldman, Sachs & Company	Call	364	July 2011	27.00	11	(34)
RenaissanceRe Holdings Ltd.	Morgan Stanley Smith Barney LLC	Call	143	July 2011	65.00	29	(71)
Wells Fargo & Company	Goldman, Sachs & Company	Put	110	July 2011	25.00	3	(1)
XL Group plc	Goldman, Sachs & Company	Put	134	July 2011	21.00	4	(2)
						$163	$(141)

*	Not shown due to rounding.

(B)	No dividends were paid during the preceding 12 months.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2011. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2011 and the related unrealized appreciation (depreciation) were as follows:

Cost	$91,621

Gross unrealized appreciation	16,503
Gross unrealized depreciation	(2,317)

Net unrealized appreciation	$14,186

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 24, 2011

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 24, 2011